UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1. Reports to Stockholders

Semiannual report

Optimum Fixed Income Fund
Optimum International Fund
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund

September 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 914-0278. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Optimum Funds or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and, if available, their summary prospectuses, which may be obtained by visiting optimummutualfunds.com/literature or calling 800 914-0278. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Macquarie Investment Management (MIM) is the marketing name for certain companies comprising the asset management division of Macquarie Group. Investment products and advisory services are distributed and offered by and referred through affiliates which include Delaware Distributors, L.P. (DDLP), a registered broker/dealer and member of the Financial Industry Regulatory Authority; and Macquarie Investment Management Business Trust (MIMBT), which is a Securities and Exchange Commission-registered investment advisor. Investment advisory services are provided by the series of MIMBT. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from April 1, 2019 to September 30, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2019 to Sept. 30, 2019.

Actual Expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Optimum Fixed Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$1,047.60	1.08%	$5.53
Class C	1,000.00	1,044.40	1.83%	9.35
Institutional Class	1,000.00	1,049.70	0.83%	4.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.60	1.08%	$5.45
Class C	1,000.00	1,015.85	1.83%	9.22
Institutional Class	1,000.00	1,020.85	0.83%	4.19

Optimum International Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$994.40	1.37%	$ 6.83
Class C	1,000.00	991.00	2.12%	10.55
Institutional Class	1,000.00	995.30	1.12%	5.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.37%	$ 6.91
Class C	1,000.00	1,014.40	2.12%	10.68
Institutional Class	1,000.00	1,019.40	1.12%	5.65

(continues)	1

Disclosure of Fund expenses

Optimum Large Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$1,032.90	1.24%	$ 6.30
Class C	1,000.00	1,029.20	1.99%	10.10
Institutional Class	1,000.00	1,034.20	0.99%	5.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.80	1.24%	$ 6.26
Class C	1,000.00	1,015.05	1.99%	10.02
Institutional Class	1,000.00	1,020.05	0.99%	5.00

Optimum Large Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$1,065.10	1.20%	$ 6.20
Class C	1,000.00	1,060.70	1.95%	10.05
Institutional Class	1,000.00	1,066.20	0.95%	4.91
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$ 6.06
Class C	1,000.00	1,015.25	1.95%	9.82
Institutional Class	1,000.00	1,020.25	0.95%	4.80

Optimum Small-Mid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$968.70	1.54%	$ 7.58
Class C	1,000.00	965.30	2.29%	11.25
Institutional Class	1,000.00	969.40	1.29%	6.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.30	1.54%	$ 7.77
Class C	1,000.00	1,013.55	2.29%	11.53
Institutional Class	1,000.00	1,018.55	1.29%	6.51

Optimum Small-Mid Cap Value Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/19	Ending Account Value 9/30/19	Annualized Expense Ratio	Expenses Paid During Period 4/1/19 to 9/30/19*
Actual Fund return†
Class A	$1,000.00	$1,029.70	1.46%	$ 7.41
Class C	1,000.00	1,025.60	2.21%	11.19
Institutional Class	1,000.00	1,031.00	1.21%	6.14
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.46%	$ 7.36
Class C	1,000.00	1,013.95	2.21%	11.13
Institutional Class	1,000.00	1,018.95	1.21%	6.11

* “Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above, each Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests, including exchange-traded funds. The tables above do not reflect the expenses of the Underlying Funds.

Security type / sector allocations

Optimum Fixed Income Fund

As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.05%
Agency Collateralized Mortgage Obligations	3.09%
Agency Commercial Mortgage-Backed Securities	0.63%
Agency Mortgage-Backed Securities	34.52%
Agency Obligation	0.09%
Collateralized Debt Obligations	2.57%
Convertible Bonds	0.05%
Corporate Bonds	37.88%
Banking	11.01%
Basic Industry	1.66%
Brokerage	0.10%
Capital Goods	1.55%
Communications	4.32%
Consumer Cyclical	2.51%
Consumer Non-Cyclical	3.42%
Energy	4.32%
Finance Companies	1.45%
Industrial	0.14%
Insurance	0.51%
Natural Gas	0.39%
Real Estate Investment Trusts	0.49%
Technology	2.17%
Transportation	0.75%
Utilities	3.09%

Security type / sector	Percentage of net assets
Municipal Bonds	0.69%
Non-Agency Asset-Backed Securities	2.90%
Non-Agency Collateralized Mortgage Obligations	1.48%
Non-Agency Commercial Mortgage-Backed Securities	4.59%
Regional Bonds	0.14%
Loan Agreements	1.90%
Sovereign Bonds	1.49%
Supranational Bank	0.04%
US Treasury Obligations	29.48%
Common Stock	0.00%
Convertible Preferred Stock	0.04%
Preferred Stock	0.03%
Short-Term Investments	1.28%
Total Value of Securities Before Options Written	122.94%
Options Written	0.00%
Liabilities Net of Receivables and Other Assets	(22.94%)
Total Net Assets	100.00%

(continues)	3

Security type / country and sector allocations

Optimum International Fund

As of September 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / country	Percentage of net assets
Common Stock by Country	98.88%
Australia	2.68%
Austria	1.63%
Belgium	0.01%
Brazil	2.42%
Cambodia	0.08%
Canada	7.98%
Chile	0.99%
China/Hong Kong	10.10%
Colombia	0.66%
Czech Republic	0.31%
Denmark	1.03%
Finland	0.12%
France	4.58%
Germany	3.35%
Greece	0.02%
Hungary	0.29%
India	1.73%
Indonesia	0.00%
Israel	3.89%
Italy	2.21%
Japan	10.82%
Luxembourg	0.68%
Malaysia	0.04%
Mexico	1.02%
Netherlands	4.78%
New Zealand	0.11%
Norway	2.30%
Philippines	0.01%
Poland	0.08%
Portugal	0.01%
Republic of Korea	4.73%
Russia	0.06%
Singapore	1.26%
South Africa	0.19%
Spain	2.44%
Sweden	0.28%
Switzerland	4.72%
Taiwan	4.01%
Thailand	1.17%
Turkey	0.61%
United Arab Emirates	0.11%

Security type / country	Percentage of net assets
United Kingdom	8.60%
United States	6.77%
Preferred Stock	0.02%
Short-Term Investments	0.66%
Securities Lending Collateral	2.44%
Total Value of Securities	102.00%
Obligation to Return Securities Lending Collateral	(2.44%	)
Receivables and Other Assets Net of Liabilities	0.44%
Total Net Assets	100.00%

Common stock by sector	Percentage of net assets
Communication Services	4.97%
Consumer Discretionary	7.70%
Consumer Staples	6.04%
Energy	4.24%
Financials[1]	26.67%
Healthcare	13.52%
Industrials	7.68%
Information Technology	14.92%
Materials	7.38%
Real Estate	2.06%
Utilities	3.70%
Total	98.88%

1To monitor compliance with Optimum International Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended (1940 Act)). The Financials sector for this Fund consisted of Banks, Diversified Financial Services, Holding Companies Diversified, Insurance, Investment Companies, and Private Equity. As of Sept. 30, 2019, such amounts, as percentage of total net assets, were 18.86%, 1.01%, 0.05%, 6.06%, 0.60%, and 0.09%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Large Cap Growth Fund

As of September 30, 2019 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	98.04%
Communication Services	15.96%
Consumer Discretionary	18.10%
Consumer Staples	2.77%
Energy	0.86%
Financials	3.97%
Healthcare	12.09%
Industrials	10.33%
Information Technology[1]	29.95%
Materials	2.04%
Real Estate	1.08%
Utilities	0.89%
Convertible Preferred Stock	0.48%
Short-Term Investments	1.29%
Total Value of Securities	99.81%
Receivables and Other Assets Net of Liabilities	0.19%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Amazon.com	7.15%
Microsoft	5.51%
Facebook Class A	5.23%
Visa Class A	4.16%
Alphabet Class C	3.11%
Alibaba Group Holding ADR	2.35%
Alphabet Class A	2.24%
Boeing	2.17%
UnitedHealth Group	2.13%
Walt Disney	2.04%

Optimum Large Cap Value Fund

As of September 30, 2019 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	98.40%
Communication Services	7.73%
Consumer Discretionary	2.07%
Consumer Staples	8.21%
Energy	5.93%
Financials[2]	25.79%
Healthcare	14.64%
Industrials	14.01%
Information Technology	8.13%
Materials	3.36%
Real Estate	2.72%
Utilities	5.81%
Short-Term Investments	1.48%
Total Value of Securities	99.88%
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	4.30%
Medtronic (Ireland)	2.70%
Comcast Class A	2.63%
Northrop Grumman	2.01%
Verizon Communications	1.77%
Procter & Gamble	1.70%
Pfizer	1.63%
Bank of America	1.62%
Chevron	1.61%
Johnson & Johnson	1.58%

(continues)	5

Security type / sector allocations and top 10 equity holdings

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager or sub-advisor’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Optimum Small-Mid Cap Growth Fund

As of September 30, 2019 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	96.05%
Communication Services	1.03%
Consumer Discretionary	9.72%
Consumer Staples	2.33%
Energy	1.06%
Financials	7.16%
Healthcare	22.81%
Industrials	18.16%
Information Technology[3]	30.34%
Materials	3.03%
Real Estate	0.41%
Convertible Preferred Stock	0.28%
Short-Term Investments	3.07%
Total Value of Securities	99.40%
Receivables and Other Assets Net of Liabilities	0.60%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
DexCom	2.79%
WEX	1.69%
Ambarella	1.53%
Keysight Technologies	1.52%
Zendesk	1.50%
SVB Financial Group	1.46%
Clean Harbors	1.40%
CoStar Group	1.37%
Tandem Diabetes Care	1.36%
AAR	1.33%

Optimum Small-Mid Cap Value Fund

As of September 30, 2019 (Unaudited)

Security type / sector	Percentage of net assets
Common Stock²	98.55%
Communication Services	1.09%
Consumer Discretionary	10.75%
Consumer Staples	3.64%
Energy	3.68%
Financials[4]	25.15%
Healthcare	4.62%
Industrials	14.37%
Information Technology	11.20%
Materials	7.61%
Real Estate	12.50%
Utilities	3.94%
Short-Term Investments	1.71%
Total Value of Securities	100.26%
Liabilities Net of Receivables and Other Assets	(0.26%	)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Zions Bancorp	1.94%
TCF Financial	1.75%
Everest Re Group (Bermuda)	1.58%
Huntington Ingalls Industries	1.36%
Washington Federal	1.32%
IDACORP	1.32%
Alliant Energy	1.27%
First Hawaiian	1.26%
Physicians Realty Trust	1.26%
Assurant	1.24%

1To monitor compliance with Optimum Large Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended (1940 Act)). The Information Technology sector for this Fund consisted of Commercial Services, Computers, Diversified Financial Services, Internet, Machinery-Diversified, Semiconductors, and Software. As of Sept. 30, 2019, such amounts, as percentage of total net assets, were 0.76%, 1.95%, 5.92%, 0.92%, 0.27%, 3.58%, and 16.55%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

2To monitor compliance with Optimum Large Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector for this Fund consisted of Banks, Commercial Services, Diversified Financial Services, and Insurance. As of Sept. 30, 2019, such amounts, as percentage of total net assets, were 13.83%, 0.40%, 4.37%, and 7.19%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

3To monitor compliance with Optimum Small-Mid Cap Growth Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Information Technology (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Information Technology sector consisted of Commercial Services, Computers, Electronics, Energy-Alternate Sources, Internet, Semiconductors, Software, and Telecommunications. As of Sept. 30, 2019, such amounts, as percentage of total net assets, were 3.00%, 2.20%, 2.37%, 0.75%, 5.56%, 6.24%, 9.01%, and 1.21%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

4To monitor compliance with Optimum Small-Mid Cap Value Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Financials sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the 1940 Act). The Financials sector for this Fund consisted of Banks, Diversified Financial Services, Insurance, Investment Companies, Multi-National, Real Estate Investment Trust, and Savings and Loans. As of Sept. 30, 2019, such amounts, as percentage of total net assets, were 9.73%, 2.36%, 9.27%, 0.61%, 0.08%, 0.75%, and 2.35%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Financials sector for financial reporting purposes may exceed 25%.

(continues)	7

Schedules of investments

Optimum Fixed Income Fund

September 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.05%
SLM Student Loan Trust
Series 2003-11 A6 144A 2.669% (LIBOR03M + 0.55%, Floor 0.29%) 12/15/25 #●	241,785	$241,859
Series 2008-9 A 3.776%
(LIBOR03M + 1.50%) 4/25/23 ●	854,070	859,109

Total Agency Asset-Backed Securities (cost $1,099,498)		1,100,968

Agency Collateralized Mortgage Obligations – 3.09%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.868% (LIBOR01M + 2.85%) 11/25/29 ●	420,000	432,769
Series 2018-C02 2M2 4.218% (LIBOR01M + 2.20%, Floor 2.20%) 8/25/30 ●	630,000	634,513
Series 2018-C03 1M2 4.168% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 ●	740,000	745,671
Series 2018-C05 1M2 4.368% (LIBOR01M + 2.35%, Floor 2.35%) 1/25/31 ●	545,000	551,183
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	6,188	6,727
Series 2002-T4 A3 7.50% 12/25/41	21,821	25,403
Series 2004-T1 1A2 6.50% 1/25/44	5,686	6,519
Fannie Mae Interest Strip Series 419 C3 3.00% 11/25/43 S	452,163	66,718
Fannie Mae REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34	100,311	100,885
Series 2004-W11 1A2 6.50% 5/25/44	37,259	42,857
Series 2004-W15 1A1 6.00% 8/25/44	32,271	36,332
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	64,753	71,528
Series 2001-14 Z 6.00% 5/25/31	3,795	4,144

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2007-30 OE 1.801% 4/25/37 Ω	2,093,554	$1,866,258
Series 2008-15 SB 4.582% (6.60% minus LIBOR01M, Cap 6.60%) 8/25/36 S●	95,984	17,799
Series 2008-24 ZA 5.00% 4/25/38	9,050,393	10,067,154
Series 2009-2 AS 3.682% (5.70% minus LIBOR01M, Cap 5.70%) 2/25/39 S●	585,006	78,359
Series 2009-68 SA 4.732% (6.75% minus LIBOR01M, Cap 6.75%) 9/25/39 S●	179,545	28,059
Series 2011-118 DC 4.00% 11/25/41	883,395	939,094
Series 2012-99 AI 3.50% 5/25/39 S	429,213	18,280
Series 2012-115 MI 3.50% 3/25/42 S	181,902	16,441
Series 2012-121 ID 3.00% 11/25/27 S	34,135	2,481
Series 2012-137 WI 3.50% 12/25/32 S	266,291	31,671
Series 2013-35 IG 3.00% 4/25/28 S	635,736	49,910
Series 2013-103 SK 3.902% (5.92% minus LIBOR01M, Cap 5.92%) 10/25/43 S●	1,439,092	286,995
Series 2015-43 PZ 3.50% 6/25/45	488,676	509,907
Series 2015-89 AZ 3.50% 12/25/45	166,931	177,897
Series 2016-36 SB 3.982% (6.00% minus LIBOR01M, Cap 6.00%) 3/25/43 S●	531,195	59,998
Series 2016-40 IO 3.50% 7/25/36 S	209,439	24,429
Series 2016-50 IB 3.00% 2/25/46 S	112,472	13,248
Series 2016-62 SA 3.982% (6.00% minus LIBOR01M, Cap 6.00%) 9/25/46 S●	1,761,058	418,989
Series 2016-64 CI 3.50% 7/25/43 S	766,428	54,318

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-99 DI 3.50% 1/25/46 S	503,975	$49,764
Series 2016-105 SA 3.982% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	1,062,151	189,409
Series 2017-4 AI 3.50% 5/25/41 S	765,692	34,768
Series 2017-4 BI 3.50% 5/25/41 S	471,903	26,898
Series 2017-6 NI 3.50% 3/25/46 S	95,431	7,862
Series 2017-12 JI 3.50% 5/25/40 S	412,565	33,270
Series 2017-16 WI 3.00% 1/25/45 S	387,528	28,156
Series 2017-25 BL 3.00% 4/25/47	157,000	158,691
Series 2017-40 GZ 3.50% 5/25/47	360,171	395,271
Series 2017-77 HZ 3.50% 10/25/47	511,534	536,363
Series 2017-94 CZ 3.50% 11/25/47	320,784	336,111
Series 2017-95 FA 2.58% (LIBOR01M + 0.35%, Floor 0.35%) 11/25/47 ●	543,971	542,055
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	56,438	62,713
Series 3143 BC 5.50% 2/15/36	1,396,085	1,578,635
Series 3289 SA 4.723% (6.75% minus LIBOR01M, Cap 6.75%) 3/15/37 S●	610,485	116,433
Series 4050 EI 4.00% 2/15/39 S	668,227	28,342
Series 4150 UI 3.50% 8/15/32 S	1,722,311	120,153
Series 4342 CI 3.00% 11/15/33 S	320,505	27,955
Series 4504 IO 3.50% 5/15/42 S	351,979	18,915
Series 4527 CI 3.50% 2/15/44 S	1,118,458	118,941
Series 4543 HI 3.00% 4/15/44 S	466,940	44,645

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4618 SA 3.973% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	550,527	$132,738
Series 4625 BI 3.50% 6/15/46 S	1,631,346	215,113
Series 4644 GI 3.50% 5/15/40 S	571,048	31,837
Series 4648 SA 3.973% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	1,210,705	234,167
Series 4665 NI 3.50% 7/15/41 S	2,302,683	105,041
Series 4667 CI 3.50% 7/15/40 S	63,931	2,679
Series 4667 LI 3.50% 10/15/43 S	313,638	20,642
Series 4669 QI 3.50% 6/15/41 S	189,174	13,125
Series 4673 WI 3.50% 9/15/43 S	697,010	34,877
Series 4674 GI 3.50% 10/15/40 S	59,134	2,274
Series 4676 KZ 2.50% 7/15/45	355,841	352,516
Freddie Mac Strips Series 319 S2 3.973% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	538,015	90,714
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.268% (LIBOR01M + 3.25%, Floor 3.25%) 7/25/29 ●	750,000	786,275
Series 2017-DNA3 M2 4.518% (LIBOR01M + 2.50%) 3/25/30 ●	315,000	321,726
Series 2017-HQA3 M2 4.368% (LIBOR01M + 2.35%) 4/25/30 ●	790,000	799,185
Series 2018-HQA1 M2 4.318% (LIBOR01M + 2.30%) 9/25/30 ●	955,000	964,271
Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43 ♦	12,563	15,098

(continues)	9

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates Series T-58 2A 6.50% 9/25/43 ♦	5,891	$6,711
GNMA
Series 2008-65 SB 3.956% (6.00% minus LIBOR01M, Cap 6.00%) 8/20/38 S●	537,127	80,368
Series 2009-2 SE 3.776% (5.82% minus LIBOR01M, Cap 5.82%) 1/20/39 S●	1,691,086	268,053
Series 2011-H21 FT 2.64% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 ●	6,994,363	7,021,047
Series 2011-H23 FA 2.929% (LIBOR01M + 0.70%, Cap 11.00%, Floor 0.70%) 10/20/61 ●	4,665,512	4,688,850
Series 2012-108 KI 4.00% 8/16/42 S	1,606,133	263,204
Series 2012-H08 FB 2.829% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 3/20/62 ●	818,389	820,365
Series 2012-H18 NA 2.749% (LIBOR01M + 0.52%, Cap 10.50%, Floor 0.52%) 8/20/62 ●	465,536	465,730
Series 2012-H29 SA 2.744% (LIBOR01M + 0.515%, Cap 12.00%, Floor 0.515%) 10/20/62 ●	4,116,128	4,120,204
Series 2013-113 LY 3.00% 5/20/43	173,000	180,963
Series 2015-74 CI 3.00% 10/16/39 S	835,460	64,693
Series 2015-142 AI 4.00% 2/20/44 S	224,777	16,984
Series 2015-H10 FA 2.829% (LIBOR01M + 0.60%, Cap 7.50%) 4/20/65 ●	13,082,499	13,070,200
Series 2015-H11 FC 2.779% (LIBOR01M + 0.55%, Cap 7.50%, Floor 0.55%) 5/20/65 ●	1,593,313	1,588,852
Series 2015-H12 FB 2.829% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 5/20/65 ●	6,704,097	6,698,073

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H20 FB 2.829% (LIBOR01M + 0.60%, Cap 7.50%, Floor 0.60%) 8/20/65 ●	1,746,863	$1,745,167
Series 2015-H30 FD 2.829% (LIBOR01M + 0.60%, Cap 11.00%, Floor 0.60%) 10/20/65 ●	123,943	124,303
Series 2016-89 QS 4.006% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	886,759	185,464
Series 2016-108 SK 4.006% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	1,424,300	328,692
Series 2016-118 ES 4.056% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	911,818	193,622
Series 2016-126 NS 4.056% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	975,621	207,984
Series 2016-156 PB 2.00% 11/20/46	362,000	336,080
Series 2016-H06 FD 3.149% (LIBOR01M + 0.92%, Cap 7.50%, Floor 0.92%) 7/20/65 ●	1,766,825	1,785,869
Series 2017-18 QI 4.00% 3/16/41 S	892,061	102,105
Series 2017-18 QS 4.073% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	1,129,135	217,677
Series 2017-34 DY 3.50% 3/20/47	230,000	252,817
Series 2017-56 JZ 3.00% 4/20/47	306,402	318,497
Series 2017-107 QZ 3.00% 8/20/45	231,555	236,942
Series 2017-121 IL 3.00% 2/20/42 S	77,326	4,213
Series 2017-130 YJ 2.50% 8/20/47	270,000	275,790
Series 2017-134 ES 4.156% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	716,214	121,139

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-134 KI 4.00% 5/20/44 S	888,117	$89,781
Series 2017-141 JS 4.156% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	1,126,606	201,842
Series 2017-144 EI 3.00% 12/20/44 S	1,469,746	76,146
Series 2017-163 ZK 3.50% 11/20/47	3,521,127	3,865,144
Series 2018-13 PZ 3.00% 1/20/48	231,265	230,971
Series 2018-34 TY 3.50% 3/20/48	196,000	206,839
Series 2018-37 SA 4.156% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	811,954	146,848

Total Agency Collateralized Mortgage Obligations (cost $76,436,678)		76,572,393

Agency Commercial Mortgage-Backed Securities – 0.63%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K058 A2 2.653% 8/25/26 ♦	685,000	711,393
Series X3FX A2FX 3.00% 6/25/27 ♦	1,070,000	1,119,726
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.781% 11/25/49 #●	550,000	561,805
Series 2011-K15 B 144A 5.129% 8/25/44 #●	75,000	78,351
Series 2012-K18 B 144A 4.393% 1/25/45 #●	1,000,000	1,042,258
Series 2012-K22 B 144A 3.812% 8/25/45 #●	665,000	689,910
Series 2013-K24 B 144A 3.622% 11/25/45 #●	3,675,000	3,793,230
Series 2013-K25 C 144A 3.744% 11/25/45 #●	500,000	515,323
Series 2013-K712 B 144A 3.401% 5/25/45 #●	470,000	469,506
Series 2013-K713 B 144A 3.261% 4/25/46 #●	285,000	285,714
Series 2013-K713 C 144A 3.261% 4/25/46 #●	945,000	946,094

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2014-K716 B 144A 4.079% 8/25/47 #●	500,000	$513,990
Series 2014-K717 B 144A 3.754% 11/25/47 #●	1,225,000	1,255,315
Series 2014-K717 C 144A 3.754% 11/25/47 #●	1,290,000	1,312,881
Series 2015-K48 B 144A 3.762% 8/25/48 #●	655,000	677,442
Series 2015-K721 C 144A 3.681% 11/25/47 #●	475,000	484,469
Series 2016-K53 B 144A 4.157% 3/25/49 #●	280,000	298,557
Series 2016-K722 B 144A 3.973% 7/25/49 #●	425,000	443,622
Series 2017-K71 B 144A 3.882% 11/25/50 #●	470,000	496,504

Total Agency Commercial Mortgage-Backed Securities (cost $15,262,409)		15,696,090

Agency Mortgage-Backed Securities – 34.52%
Fannie Mae
5.50% 3/1/37	6,472	6,887
5.50% 7/1/37	12,621	12,991
Fannie Mae ARM 4.469% (LIBOR12M + 1.83%, Cap 10.159%, Floor 1.83%) 8/1/35 ●	8,673	9,123
Fannie Mae S.F. 15 yr 4.50% 7/1/20	27	27
Fannie Mae S.F. 30 yr
3.00% 4/1/43	1,087,448	1,120,841
3.00% 11/1/46	8,602,147	8,813,143
3.00% 7/1/49	583,360	592,391
3.50% 2/1/48	4,182,893	4,368,756
3.50% 7/1/48	11,487,261	11,856,289
3.50% 6/1/49	27,984,853	28,765,186
4.00% 10/1/40	17,900	19,125
4.00% 11/1/40	103,295	110,354
4.00% 3/1/46	97,973	103,498
4.00% 9/1/48	15,426,899	16,031,389
4.00% 3/1/49	68,703,318	71,212,576
4.00% 4/1/49	48,459,352	50,246,737
4.50% 5/1/35	62,975	68,112
4.50% 8/1/35	111,019	120,067
4.50% 9/1/35	109,542	118,504
4.50% 5/1/39	414,847	448,879
4.50% 11/1/39	348,164	381,264

(continues)	11

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 6/1/40	376,077	$407,060
4.50% 7/1/40	350,858	383,138
4.50% 4/1/41	67,925	73,601
4.50% 5/1/46	285,000	308,556
4.50% 4/1/48	1,563,000	1,692,171
4.50% 9/1/48	671,678	717,480
4.50% 12/1/48	2,799,930	2,954,021
5.00% 3/1/34	1,809	1,997
5.00% 4/1/34	11,456	12,647
5.00% 8/1/34	17,116	18,899
5.00% 4/1/35	4,824	5,299
5.00% 12/1/37	1,579	1,736
5.00% 3/1/38	125,539	137,969
5.00% 6/1/38	4,949	5,340
5.00% 2/1/39	3,999	4,276
5.00% 5/1/40	92,188	101,898
5.00% 6/1/44	795,832	883,010
5.00% 7/1/47	586,223	646,837
5.50% 12/1/33	11,522	12,630
5.50% 2/1/35	258,642	292,534
5.50% 5/1/44	10,374,709	11,717,271
5.50% 8/1/48	783,375	863,917
6.00% 9/1/36	15,145	17,034
6.00% 8/1/38	31,448	34,802
6.00% 12/1/38	6,133	7,060
6.00% 6/1/41	1,952,650	2,246,977
6.00% 7/1/41	4,114,802	4,736,504
6.00% 7/1/41	2,417,266	2,782,021
6.00% 1/1/42	1,711,152	1,969,205
6.50% 11/1/33	2,406	2,680
6.50% 2/1/36	31,864	36,485
6.50% 3/1/36	55,590	62,059
6.50% 6/1/36	82,735	95,373
6.50% 2/1/38	19,114	21,545
6.50% 11/1/38	5,448	6,493
Fannie Mae S.F. 30 yr TBA
3.00% 10/1/49	6,000,000	6,091,407
3.00% 11/1/49	24,600,000	24,959,391
3.00% 12/1/49	144,000,000	145,963,930
3.50% 10/1/49	1,723,000	1,767,758
3.50% 11/1/49	108,700,000	111,542,755
3.50% 11/1/49	75,000,000	76,961,425
4.00% 11/1/49	183,200,000	190,220,281
4.50% 10/1/49	6,100,000	6,423,586
Freddie Mac ARM 4.75% (LIBOR12M + 1.625%, Cap 10.50%, Floor 1.625%) 2/1/38 ●	14,756	15,403

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM 5.055% (LIBOR12M + 2.18%, Cap 10.583%, Floor 2.18%) 5/1/37 ●	149,672	$160,055
Freddie Mac S.F. 20 yr
5.50% 10/1/23	14,622	15,801
5.50% 8/1/24	6,544	7,079
Freddie Mac S.F. 30 yr
3.00% 12/1/48	19,673,741	20,130,278
3.50% 8/1/48	146,934	151,209
3.50% 9/1/48	5,614,485	5,786,049
3.50% 11/1/48	10,519,663	11,051,642
3.50% 10/1/49	4,277,000	4,395,281
4.50% 8/1/48	3,467,113	3,707,579
5.00% 12/1/44	1,190,915	1,315,915
5.50% 6/1/41	1,872,514	2,114,505
5.50% 9/1/41	2,943,004	3,324,281
6.00% 7/1/40	4,602,244	5,296,508
6.50% 11/1/33	20,750	23,526
6.50% 1/1/35	63,054	74,154
7.00% 1/1/38	18,019	20,766
GNMA II S.F. 30 yr
5.50% 5/20/37	112,437	126,298
6.00% 4/20/34	3,619	3,937
6.00% 2/20/39	117,214	131,407
6.00% 10/20/39	194,988	215,735
6.00% 2/20/40	474,201	538,559
6.00% 4/20/46	146,624	161,965
GNMA S.F. 30 yr TBA 4.00% 11/20/49	6,000,000	6,238,125

Total Agency Mortgage-Backed Securities (cost $849,983,140)		856,603,254

Agency Obligation – 0.09%
Federal Home Loan Mortgage 2.25% 11/24/20	2,300,000	2,311,570

Total Agency Obligation (cost $2,300,000)		2,311,570

Collateralized Debt Obligations – 2.57%
AMMC CLO 21 Series 2017-21A A 144A 3.516% (LIBOR03M + 1.25%) 11/2/30 #●	2,400,000	2,397,725
Apex Credit CLO Series 2017-1A A1 144A 3.753% (LIBOR03M + 1.47%, Floor 1.47%) 4/24/29 #●	1,275,000	1,274,753

	Principal amount°		Value (US $)
Collateralized Debt Obligations (continued)
Apex Credit CLO Series 2018-1A A2 144A 3.306% (LIBOR03M + 1.03%) 4/25/31 #●		2,400,000	$2,323,670
Arbor Realty CLO Series 2017-FL3 A 144A 3.018% (LIBOR01M + 0.99%) 12/15/27 #●		250,000	249,923
Arbour CLO IV Series 4A A2R 144A 0.87% (EUR003M + 0.87%, Floor 0.87%) 1/15/30 #●	EUR	2,600,000	2,832,946
Atlas Senior Loan Fund X Series 2018-10A A 144A 3.393% (LIBOR03M + 1.09%) 1/15/31 #●		1,500,000	1,491,000
Atrium XII Series 12A AR 144A 3.108% (LIBOR03M + 0.83%) 4/22/27 #●		2,500,000	2,498,750
BlueMountain CLO Series 2015-1A A1R 144A 3.633% (LIBOR03M + 1.33%) 4/13/27 #●		364,186	364,732
Catamaran CLO Series 2013-1A AR 144A 3.106% (LIBOR03M + 0.85%) 1/27/28 #●		3,500,000	3,482,654
CFIP CLO Series 2017-1A A 144A 3.52% (LIBOR03M + 1.22%) 1/18/30 #●		2,300,000	2,294,689
CIFC Funding Series 2015-2A AR 144A 3.083% (LIBOR03M + 0.78%, Floor 0.78%) 4/15/27 #●		2,031,213	2,028,759
Crown Point CLO 5 Series 2018-5A A 144A 3.243% (LIBOR03M + 0.94%) 7/17/28 #●		400,000	398,826
Galaxy XXI CLO Series 2015-21A AR 144A 3.298% (LIBOR03M + 1.02%) 4/20/31 #●		1,650,000	1,633,769
Jamestown CLO IV Series 2014-4A A1CR 144A 2.993% (LIBOR03M + 0.69%) 7/15/26 #●		546,458	545,038

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Jamestown CLO VII Series 2015-7A A1R 144A 3.106% (LIBOR03M + 0.83%, Floor 0.83%) 7/25/27 #●	700,000	$698,756
Jamestown CLO VIII Series 2015-8A A1AR 144A 3.173% (LIBOR03M + 0.87%, Floor 0.87%) 1/15/28 #●	1,500,000	1,498,098
Man GLG US CLO Series 2018-1A A1R 144A 3.418% (LIBOR03M + 1.14%) 4/22/30 #●	3,000,000	2,973,306
Marathon CLO V Series 2013-5A A1R 144A 3.022% (LIBOR03M + 0.87%) 11/21/27 #●	1,100,000	1,093,728
Mariner CLO 5 Series 2018-5A A 144A 3.386% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #●	1,800,000	1,789,250
Midocean Credit CLO VIII Series 2018-8A A1 144A 3.286% (LIBOR03M + 1.15%) 2/20/31 #●	1,750,000	1,735,818
Midocean Credit CLO IX Series 2018-9A A1 144A 3.428% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #●	1,250,000	1,239,129
Monarch Grove CLO Series 2018-1A A1 144A 3.156% (LIBOR03M + 0.88%) 1/25/28 #●	5,100,000	5,068,130
Mountain View CLO X Series 2015-10A AR 144A 3.123% (LIBOR03M + 0.82%, Floor 0.82%) 10/13/27 #●	2,000,000	1,998,670
OCP CLO
Series 2015-9A A1R 144A 3.103% (LIBOR03M + 0.80%) 7/15/27 #●	2,100,000	2,098,673
Series 2015-10A A1R 144A 3.087% (LIBOR03M + 0.82%) 10/26/27 #●	3,200,000	3,197,274
Series 2017-13A A1A 144A 3.563% (LIBOR03M + 1.26%) 7/15/30 #●	1,000,000	1,001,079

(continues)	13

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Octagon Investment Partners XIX Series 2014-1A AR 144A 3.403% (LIBOR03M + 1.10%) 4/15/26 #●	374,350	$374,329
OFSI Fund VI Series 2014-6A A1R 144A 2.953% (LIBOR03M + 0.65%) 3/20/25 #●	176,878	176,790
OFSI Fund VII Series 2014-7A AR 144A 3.20% (LIBOR03M + 0.90%) 10/18/26 #●	1,165,987	1,163,710
Sounds Point CLO IV-R Series 2013-3RA A 144A 3.45% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #●	1,000,000	992,070
Staniford Street CLO Series 2014-1A AR 144A 3.299% (LIBOR03M + 1.18%) 6/15/25 #●	389,173	389,792
TICP CLO I Series 2015-1A AR 144A 3.078% (LIBOR03M + 0.80%) 7/20/27 #●	1,200,000	1,197,230
Venture 33 CLO Series 2018-33A A1L 144A 3.443% (LIBOR03M + 1.14%, Floor 1.14%) 7/15/31 #●	1,250,000	1,244,561
Venture 34 CLO Series 2018-34A A 144A 3.533% (LIBOR03M + 1.23%, Floor 1.23%) 10/15/31 #●	2,500,000	2,488,613
Venture XVI CLO Series 2014-16A ARR 144A 3.153% (LIBOR03M + 0.85%, Floor 0.85%) 1/15/28 #●	1,200,000	1,197,300
Venture XVII CLO Series 2014-17A ARR 144A 3.183% (LIBOR03M + 0.88%) 4/15/27 #●	400,000	399,186
Venture XX CLO Series 2015-20A AR 144A 3.123% (LIBOR03M + 0.82%) 4/15/27 #●	1,947,914	1,945,586
Venture CDO Series 2016-25A A1 144A 3.768% (LIBOR03M + 1.49%) 4/20/29 #●	490,000	489,857

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Voya CLO Series 2014-3A A1R 144A 2.996% (LIBOR03M + 0.72%) 7/25/26 #●	606,896	$605,541
WhiteHorse IX Series 2014-9A AR 144A 3.463% (LIBOR03M + 1.16%) 7/17/26 #●	227,511	227,574
Z Capital Credit Partners CLO Series 2015-1A A1R 144A 3.272% (LIBOR03M + 0.95%, Floor 0.95%) 7/16/27 #●	2,600,000	2,593,825

Total Collateralized Debt Obligations (cost $64,051,093)		63,695,109

Convertible Bonds – 0.05%
GAIN Capital Holdings 5.00% exercise price $8.20, maturity date 8/15/22	554,000	520,186
Huron Consulting Group 1.25% exercise price $79.89, maturity date 10/1/19	826,000	824,745

Total Convertible Bonds (cost $1,394,029)		1,344,931

Corporate Bonds – 37.88%
Banking – 11.01%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	840,000	787,998
Ally Financial
3.75% 11/18/19	100,000	100,163
4.125% 3/30/20	1,000,000	1,008,750
8.00% 3/15/20	100,000	102,369
Banco Bilbao Vizcaya Argentaria
5.875%µy	EUR 400,000	462,286
6.75%µy	EUR 400,000	444,717
Banco de Credito del Peru 144A 2.70% 1/11/25 #	375,000	375,469
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	570,000	597,574
Banco Mercantil del Norte 144A 6.75%#µy	315,000	315,409
Banco Santander 6.25%µy	EUR 1,300,000	1,498,409
Bangkok Bank 144A 3.733% 9/25/34 #µ	550,000	559,194

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Bank of America
2.625% 4/19/21		1,000,000	$1,009,560
2.756% (LIBOR03M + 0.65%) 6/25/22 ●		1,800,000	1,806,830
2.938% (LIBOR03M + 0.66%) 7/21/21 ●		900,000	902,594
3.004% 12/20/23 µ		1,896,000	1,937,411
3.194% 7/23/30 µ		1,355,000	1,400,019
3.30% 1/11/23		716,000	740,682
3.458% 3/15/25 µ		3,725,000	3,888,747
3.55% 3/5/24 µ		2,100,000	2,185,037
3.864% 7/23/24 µ		2,200,000	2,318,268
3.974% 2/7/30 µ		3,400,000	3,725,094
4.125% 1/22/24		200,000	215,593
5.875%µy		900,000	975,150
Bank of China 144A 5.00% 11/13/24 #		795,000	866,726
Bank of Georgia 144A 6.00% 7/26/23 #		690,000	711,634
Bank of Ireland 7.375%µy	EUR	300,000	340,410
Bank of New York Mellon 2.994% (LIBOR03M + 0.87%) 8/17/20 ●		300,000	302,085
Bank of Nova Scotia 1.875% 4/26/21		4,500,000	4,500,517
Barclays
3.548% (LIBOR03M + 1.38%) 5/16/24 ●		1,800,000	1,792,141
4.61% 2/15/23 µ		1,200,000	1,247,217
4.972% 5/16/29 µ		3,000,000	3,295,134
7.125%µy	GBP	1,800,000	2,349,560
8.00%µy		1,000,000	1,064,215
Barclays Bank 7.625% 11/21/22		1,800,000	1,985,787
BB&T
2.50% 8/1/24		809,000	816,067
3.75% 12/6/23		1,105,000	1,170,085
BBVA Bancomer 144A 6.75% 9/30/22 #		351,000	384,345
BBVA USA
2.875% 6/29/22		1,220,000	1,236,937
3.875% 4/10/25		1,145,000	1,193,243
BNP Paribas
144A 4.705% 1/10/25 #µ		1,600,000	1,730,635
144A 7.375%#µy		700,000	782,849
7.375%µy		500,000	559,178
Branch Banking & Trust 2.636% 9/17/29 µ		1,698,000	1,688,201
CIT Group 4.125% 3/9/21		400,000	408,000

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
2.65% 10/26/20		3,200,000	$3,220,083
3.20% 10/21/26		1,000,000	1,033,261
4.044% 6/1/24 µ		1,800,000	1,902,192
4.05% 7/30/22		150,000	157,090
4.075% 4/23/29 µ		3,400,000	3,715,384
Citizens Bank 2.55% 5/13/21		950,000	956,754
Cooperatieve Rabobank
2.50% 1/19/21		500,000	503,007
2.697% (LIBOR03M + 0.43%) 4/26/21 ●		500,000	501,929
3.75% 7/21/26		1,350,000	1,401,899
4.375% 8/4/25		2,000,000	2,160,638
5.50%µy	EUR	1,800,000	2,024,299
6.875% 3/19/20	EUR	2,500,000	2,812,025
Credit Suisse Group
144A 2.593% 9/11/25 #µ		1,190,000	1,179,617
144A 3.869% 1/12/29 #µ		3,720,000	3,921,385
144A 4.207% 6/12/24 #µ		1,435,000	1,512,303
144A 6.25%#µy		2,035,000	2,157,751
144A 6.375%#µy		1,900,000	1,971,250
Credit Suisse Group Funding Guernsey
2.75% 3/26/20		2,199,000	2,205,204
3.125% 12/10/20		250,000	252,407
3.80% 9/15/22		3,350,000	3,481,762
3.80% 6/9/23		2,300,000	2,403,234
DBS Group Holdings 144A 4.52% 12/11/28 #µ		530,000	563,838
Deutsche Bank
2.70% 7/13/20		500,000	499,053
3.273% (LIBOR03M + 0.97%) 7/13/20 ●		100,000	99,776
4.25% 10/14/21		2,000,000	2,029,463
5.00% 2/14/22		3,100,000	3,211,138
Fifth Third Bancorp
3.65% 1/25/24		790,000	833,358
3.95% 3/14/28		2,490,000	2,728,245
Fifth Third Bank 3.85% 3/15/26		200,000	213,444
Goldman Sachs Group
2.876% 10/31/22 µ		300,000	303,547
2.908% 6/5/23 µ		600,000	608,189
3.20% 2/23/23		2,200,000	2,260,952
3.319% (LIBOR03M + 1.20%) 9/15/20 ●		1,700,000	1,713,371
3.328% (LIBOR03M + 1.17%) 11/15/21 ●		1,700,000	1,713,343

(continues)	15

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
3.636% (LIBOR03M + 1.36%) 4/23/21 ●	1,300,000	$1,318,016
4.223% 5/1/29 µ	4,700,000	5,131,388
6.00% 6/15/20	2,440,000	2,504,995
HSBC Bank 144A 4.125% 8/12/20 #	500,000	509,076
HSBC Holdings
2.65% 1/5/22	200,000	201,506
3.124% (LIBOR03M + 1.00%) 5/18/24 ●	1,000,000	1,004,515
3.40% 3/8/21	400,000	406,233
4.30% 3/8/26	200,000	216,747
Intesa Sanpaolo 144A 4.00% 9/23/29 #	1,300,000	1,296,152
JPMorgan Chase & Co.
2.739% 10/15/30 µ	950,000	945,437
3.176% (LIBOR03M + 0.90%) 4/25/23 ●	1,000,000	1,006,283
3.202% (LIBOR03M + 1.10%) 6/7/21 ●	2,900,000	2,935,049
3.22% 3/1/25 µ	500,000	518,205
3.797% 7/23/24 µ	900,000	950,374
4.005% 4/23/29 µ	900,000	984,921
4.023% 12/5/24 µ	3,720,000	3,970,363
5.00%µy	1,870,000	1,923,763
JPMorgan Chase Bank 2.607% (LIBOR03M + 0.34%) 4/26/21 ●	3,000,000	3,001,919
KeyBank
2.30% 9/14/22	730,000	733,983
3.40% 5/20/26	1,995,000	2,081,531
6.95% 2/1/28	1,220,000	1,533,674
Lloyds Bank
2.25% 8/14/22	8,400,000	8,394,813
2.40% 3/17/20	400,000	400,727
2.70% 8/17/20	1,500,000	1,510,850
144A 12.00%#µy	300,000	361,089
Lloyds Banking Group 2.858% 3/17/23 µ	2,900,000	2,910,387
Mitsubishi UFJ Financial Group
2.19% 9/13/21	2,350,000	2,347,328
3.187% (LIBOR03M + 1.06%) 9/13/21 ●	1,600,000	1,617,880
3.218% 3/7/22	500,000	511,743
3.535% 7/26/21	2,500,000	2,556,842

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Mitsubishi UFJ Trust & Banking 144A 2.65% 10/19/20 #		500,000	$503,323
Mizuho Bank 144A 2.40% 3/26/20 #		1,100,000	1,101,539
Mizuho Financial Group 3.267% (LIBOR03M + 1.14%) 9/13/21 ●		1,900,000	1,922,939
Morgan Stanley
2.50% 4/21/21		3,500,000	3,523,455
2.731% (LIBOR03M + 0.55%) 2/10/21 ●		3,000,000	3,002,862
3.125% 1/23/23		400,000	410,590
3.407% (LIBOR03M + 1.22%) 5/8/24 ●		1,610,000	1,633,200
3.458% (LIBOR03M + 1.18%) 1/20/22 ●		200,000	201,978
3.625% 1/20/27		4,000,000	4,230,765
3.737% 4/24/24 µ		2,000,000	2,089,701
5.00% 11/24/25		1,355,000	1,519,397
5.50% 1/26/20		480,000	485,196
Nationwide Building Society
144A 3.766% 3/8/24 #µ		800,000	821,987
144A 4.302% 3/8/29 #µ		5,200,000	5,572,221
PNC Bank
2.70% 11/1/22		760,000	771,303
4.05% 7/26/28		1,350,000	1,488,963
PNC Financial Services Group 2.60% 7/23/26		2,200,000	2,229,456
Popular 6.125% 9/14/23		440,000	480,172
Royal Bank of Canada 2.30% 3/22/21		2,300,000	2,312,353
Royal Bank of Scotland Group
3.498% 5/15/23 µ		500,000	506,918
4.80% 4/5/26		5,000,000	5,471,463
7.50%µy		700,000	716,625
8.625%µy		5,170,000	5,549,219
Santander UK
3.40% 6/1/21		500,000	508,806
3.75% 11/15/21		200,000	206,539
Santander UK Group Holdings
3.823% 11/3/28 µ		3,200,000	3,297,534
7.375%µy	GBP	2,200,000	2,865,771
Societe Generale 144A 4.25% 4/14/25 #		3,600,000	3,762,222
State Bank of India 3.006% (LIBOR03M + 0.95%) 4/6/20 ●		900,000	901,496

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Sumitomo Mitsui Financial Group 3.782% (LIBOR03M + 1.68%) 3/9/21 ●	2,300,000	$2,342,446
SunTrust Bank
2.45% 8/1/22	1,160,000	1,172,927
3.00% 2/2/23	585,000	599,987
3.30% 5/15/26	540,000	560,876
SunTrust Banks
2.70% 1/27/22	1,105,000	1,117,747
4.00% 5/1/25	250,000	270,459
Toronto-Dominion Bank 3.303% (LIBOR03M + 1.00%) 4/7/21 ●	950,000	962,255
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	590,000	606,675
UBS
144A 2.682% (LIBOR03M + 0.58%) 6/8/20 #●	2,800,000	2,808,012
5.125% 5/15/24	200,000	215,785
7.625% 8/17/22	500,000	564,548
UBS Group 144A 3.126% 8/13/30 #µ	2,000,000	2,016,727
UBS Group Funding Switzerland
144A 3.00% 4/15/21 #	2,400,000	2,429,438
144A 4.083% (LIBOR03M + 1.78%) 4/14/21 #●	400,000	408,470
144A 4.125% 9/24/25 #	870,000	940,767
6.875%µy	2,445,000	2,542,947
7.125%µy	540,000	567,675
UniCredit
144A 6.203% (LIBOR03M + 3.90%) 1/14/22 #●	2,200,000	2,306,000
144A 7.83% 12/4/23 #	2,900,000	3,402,436
US Bancorp
3.00% 7/30/29	1,200,000	1,239,573
3.375% 2/5/24	2,915,000	3,070,192
3.60% 9/11/24	1,275,000	1,357,754
3.95% 11/17/25	3,070,000	3,378,572
US Bank 3.40% 7/24/23	565,000	592,541
USB Capital IX 3.50% (LIBOR03M + 1.02%)y●	1,130,000	965,043
Wells Fargo & Co.
2.55% 12/7/20	2,800,000	2,815,728
3.111% (LIBOR03M + 0.93%) 2/11/22 ●	1,300,000	1,308,232
3.584% 5/22/28 µ	5,300,000	5,619,147
Wells Fargo Bank 3.325% 7/23/21 µ	2,250,000	2,270,720

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Woori Bank 144A 4.75% 4/30/24 #	800,000	$859,511

		273,220,452

Basic Industry – 1.66%
Alpek 144A 4.25% 9/18/29 #	425,000	428,931
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	2,595,000	2,692,364
Braskem Finance 6.45% 2/3/24	830,000	918,187
Braskem Netherlands Finance 4.50% 1/10/28	800,000	804,000
CK Hutchison International 17 144A 2.875% 4/5/22 #	405,000	408,967
CSN Resources 144A 7.625% 2/13/23 #	640,000	669,600
Cydsa 144A 6.25% 10/4/27 #	545,000	557,949
Equate Petrochemical 144A 3.00% 3/3/22 #	625,000	629,129
FMC 3.45% 10/1/29	890,000	902,814
Freeport-McMoRan 5.45% 3/15/43	205,000	185,603
Georgia-Pacific
144A 2.539% 11/15/19 #	500,000	500,091
8.00% 1/15/24	2,242,000	2,761,929
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	715,000	799,013
Hudbay Minerals 144A 7.625% 1/15/25 #	170,000	173,187
Huntsman International 5.125% 11/15/22	1,000,000	1,066,911
Israel Chemicals 144A 6.375% 5/31/38 #	975,000	1,196,969
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	160,000	169,200
LYB International Finance III 4.20% 10/15/49	825,000	820,164
Methanex 5.25% 12/15/29	750,000	754,653
Minera Mexico 144A 4.50% 1/26/50 #	760,000	750,500
Newmont Goldcorp 2.80% 10/1/29	3,850,000	3,808,056
NOVA Chemicals 144A 5.00% 5/1/25 #	226,000	231,085
Novelis 144A 6.25% 8/15/24 #	132,000	138,270
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	715,000	739,672

(continues)	17

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
OCP
144A 4.50% 10/22/25 #	755,000	$795,581
144A 6.875% 4/25/44 #	210,000	261,187
Olin
5.00% 2/1/30	1,165,000	1,171,233
5.625% 8/1/29	85,000	88,638
Orbia Advance 144A 5.50% 1/15/48 #	915,000	924,159
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	475,000	468,525
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	685,000	699,118
RPM International 4.55% 3/1/29	1,655,000	1,798,382
SASOL Financing USA
5.875% 3/27/24	2,745,000	2,967,559
6.50% 9/27/28	250,000	276,591
Sherwin-Williams 2.95% 8/15/29	3,775,000	3,792,062
Sociedad Quimica y Minera de Chile 144A 4.25% 5/7/29 #	515,000	549,634
Steel Dynamics 5.50% 10/1/24	510,000	524,688
Suzano Austria 5.00% 1/15/30	735,000	738,271
Syngenta Finance
144A 3.933% 4/23/21 #	825,000	840,328
144A 4.441% 4/24/23 #	470,000	491,504
144A 5.182% 4/24/28 #	1,235,000	1,314,114
Tronox Finance 144A 5.75% 10/1/25 #	185,000	175,889
Usiminas International 144A 5.875% 7/18/26 #	750,000	758,213
Vedanta Resources 144A 7.125% 5/31/23 #	510,000	504,518

		41,247,438

Brokerage – 0.10%
Jefferies Group
4.15% 1/23/30	780,000	780,057
6.45% 6/8/27	331,000	383,934
6.50% 1/20/43	270,000	311,836
Lazard Group 3.75% 2/13/25	905,000	946,643

		2,422,470

Capital Goods – 1.55%
3M
2.00% 2/14/25	1,080,000	1,074,194

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
3M
2.375% 8/26/29	525,000	$521,631
3.25% 8/26/49	2,625,000	2,642,288
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	571,875	530,414
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	205,000	214,861
Bioceanico Sovereign Certificate 144A 2.884% 6/5/34 #	590,000	412,263
BMC East 144A 5.50% 10/1/24 #	250,000	260,709
Boise Cascade 144A 5.625% 9/1/24 #	137,000	142,309
Bombardier 144A 6.00% 10/15/22 #	310,000	311,163
Covanta Holding 5.875% 7/1/25	230,000	240,637
EnPro Industries 5.75% 10/15/26	105,000	112,219
General Electric 4.65% 10/17/21	89,000	92,593
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	530,000	551,205
Heathrow Funding 144A 4.875% 7/15/21 #	200,000	208,779
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	565,000	575,594
Ingersoll-Rand Luxembourg Finance 3.80% 3/21/29	3,495,000	3,724,674
International Airport Finance 144A 12.00% 3/15/33 #	630,000	701,663
Klabin Austria 144A 7.00% 4/3/49 #	725,000	773,067
L3Harris Technologies 2.746% (LIBOR03M + 0.48%) 4/30/20 ●	3,100,000	3,100,340
Masco 5.95% 3/15/22	304,000	327,069
Mauser Packaging Solutions Holding 144A 5.50% 4/15/24 #	460,000	476,008
Northrop Grumman
2.55% 10/15/22	2,065,000	2,094,487
3.25% 8/1/23	1,380,000	1,438,679
Standard Industries
144A 5.00% 2/15/27 #	520,000	539,656
144A 6.00% 10/15/25 #	145,000	152,752
Textron 2.731% (LIBOR03M + 0.55%) 11/10/20 ●	2,900,000	2,899,201

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm 144A 6.25% 3/15/26 #	215,000	$231,394
United Technologies
3.65% 8/16/23	1,400,000	1,481,823
4.125% 11/16/28	2,105,000	2,384,082
Waste Management
2.95% 6/15/24	1,205,000	1,246,789
3.45% 6/15/29	7,646,000	8,253,687
4.15% 7/15/49	599,000	701,304

		38,417,534

Communications – 4.32%
Altice France 144A 6.25% 5/15/24 #	200,000	207,150
Altice Luxembourg 144A 7.75% 5/15/22 #	200,000	204,750
Amazon.com 3.15% 8/22/27	1,700,000	1,808,288
AT&T
2.888% (LIBOR03M + 0.75%) 6/1/21 ●	2,200,000	2,211,209
3.20% 3/1/22	100,000	102,477
3.253% (LIBOR03M + 0.95%) 7/15/21 ●	500,000	504,548
3.312% (LIBOR03M + 1.18%) 6/12/24 ●	6,100,000	6,215,816
3.80% 3/1/24	100,000	105,824
3.875% 1/15/26	535,000	568,330
4.10% 2/15/28	2,276,000	2,466,745
4.35% 3/1/29	3,440,000	3,804,849
4.85% 7/15/45	700,000	784,457
Baidu 3.875% 9/29/23	565,000	588,673
C&W Senior Financing 144A 7.50% 10/15/26 #	615,000	650,363
CCO Holdings
144A 5.00% 2/1/28 #	900,000	932,625
144A 5.875% 5/1/27 #	400,000	424,000
Charter Communications Operating
3.579% 7/23/20	500,000	504,546
4.464% 7/23/22	4,330,000	4,559,954
5.05% 3/30/29	6,220,000	6,966,062
5.125% 7/1/49	1,760,000	1,882,272
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,130,000	1,244,311
Comcast 3.70% 4/15/24	2,970,000	3,168,696
Comunicaciones Celulares Via Comcel Trust 144A 6.875% 2/6/24 #	795,000	820,837

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings
6.75% 11/15/21	400,000	$432,000
144A 7.75% 7/15/25 #	420,000	452,634
Digicel Group One 144A 8.25% 12/30/22 #	234,000	140,400
Digicel Group Two
144A 8.25% 9/30/22 #	221,000	47,515
144A PIK 9.125% 4/1/24 #	893,807	93,850
Discovery Communications
4.125% 5/15/29	2,730,000	2,878,346
5.20% 9/20/47	4,855,000	5,307,940
DISH DBS 5.125% 5/1/20	200,000	202,750
Fox
144A 3.666% 1/25/22 #	900,000	929,587
144A 4.709% 1/25/29 #	3,870,000	4,420,890
Frontier Communications 144A 8.00% 4/1/27 #	1,058,000	1,118,507
Gray Television 144A 5.875% 7/15/26 #	380,000	396,150
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	530,000	529,863
Millicom International Cellular 144A 6.25% 3/25/29 #	630,000	689,598
Sprint
7.125% 6/15/24	185,000	199,855
7.25% 9/15/21	300,000	320,880
7.625% 3/1/26	200,000	221,250
7.875% 9/15/23	501,000	551,581
Sprint Communications
144A 7.00% 3/1/20 #	400,000	407,500
7.00% 8/15/20	260,000	269,025
Sprint Spectrum 144A 4.738% 3/20/25 #	1,465,000	1,560,972
Telecom Argentina 144A 8.00% 7/18/26 #	650,000	570,375
Telefonica Emisiones 5.52% 3/1/49	3,185,000	3,887,551
Tencent Holdings
144A 3.251% (LIBOR03M + 0.91%) 4/11/24 #●	200,000	200,274
144A 3.28% 4/11/24 #	645,000	663,303
Time Warner Cable 7.30% 7/1/38	2,120,000	2,707,837
Time Warner Entertainment 8.375% 3/15/23	1,415,000	1,676,364
T-Mobile USA 6.375% 3/1/25 =	50,000	0

(continues)	19

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA
6.50% 1/15/26 =	760,000	$0
6.50% 1/15/26	540,000	581,953
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	700,000	738,269
UPCB Finance IV 144A 5.375% 1/15/25 #	488,000	503,860
Verizon Communications
3.258% (LIBOR03M + 1.10%) 5/15/25 ●	3,200,000	3,252,057
4.016% 12/3/29	2,817,000	3,134,537
4.125% 3/16/27	1,500,000	1,656,920
4.329% 9/21/28	3,427,000	3,890,522
4.50% 8/10/33	5,455,000	6,353,191
4.522% 9/15/48	315,000	372,555
Viacom 4.375% 3/15/43	3,095,000	3,195,919
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	730,000	752,813
Vodafone Group
3.312% (LIBOR03M + 0.99%) 1/16/24 ●	750,000	756,950
4.25% 9/17/50	965,000	987,884
4.875% 6/19/49	4,430,000	4,956,108
Walt Disney
1.75% 8/30/24	1,935,000	1,917,497
2.00% 9/1/29	1,955,000	1,906,368
Zayo Group
144A 5.75% 1/15/27 #	405,000	415,044
6.375% 5/15/25	94,000	97,154

		107,073,180

Consumer Cyclical – 2.51%
Allison Transmission 144A 5.875% 6/1/29 #	175,000	190,313
AMC Entertainment Holdings 6.125% 5/15/27	405,000	368,550
BMW US Capital 144A 3.40% 8/13/21 #	300,000	307,450
Daimler Finance North America
144A 2.00% 7/6/21 #	400,000	397,754
144A 2.20% 10/30/21 #	200,000	199,570
144A 2.611% (LIBOR03M + 0.43%) 2/12/21 #●	1,400,000	1,398,466
144A 2.875% 3/10/21 #	150,000	151,267
144A 3.058% (LIBOR03M + 0.90%) 2/15/22 #●	1,100,000	1,106,067
144A 3.40% 2/22/22 #	500,000	511,698
144A 3.75% 11/5/21 #	300,000	308,531
Dollar Tree 3.70% 5/15/23	6,030,000	6,258,144

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
DR Horton 4.00% 2/15/20	400,000	$402,406
Ford Motor Credit
3.065% (LIBOR03M + 0.93%) 9/24/20 ●	1,900,000	1,900,269
3.20% 1/15/21	4,200,000	4,206,669
3.374% (LIBOR03M + 1.27%) 3/28/22 ●	400,000	394,660
3.55% 10/7/22	1,500,000	1,501,115
4.853% (LIBOR03M + 2.55%) 1/7/21 ●	1,900,000	1,929,422
5.443% (LIBOR03M + 3.14%) 1/7/22 ●	1,480,000	1,521,673
5.75% 2/1/21	700,000	723,847
General Motors
6.75% 4/1/46	245,000	280,546
General Motors Financial
3.161% (LIBOR03M + 0.85%) 4/9/21 ●	500,000	499,833
4.35% 4/9/25	1,530,000	1,596,475
5.25% 3/1/26	3,000,000	3,259,643
Harley-Davidson Financial Services 144A 2.85% 1/15/21 #	1,300,000	1,304,517
Hilton Domestic Operating 5.125% 5/1/26	1,000,000	1,052,500
Live Nation Entertainment 144A 5.625% 3/15/26 #	465,000	495,806
Lowe’s
4.05% 5/3/47	565,000	604,511
4.55% 4/5/49	6,860,000	7,937,473
McDonald’s 2.686% (LIBOR03M + 0.43%) 10/28/21 ●	2,600,000	2,601,301
MGM Resorts International
5.25% 3/31/20	200,000	202,750
5.75% 6/15/25	620,000	685,875
6.625% 12/15/21	300,000	326,100
6.75% 10/1/20	700,000	728,000
Murphy Oil USA 5.625% 5/1/27	190,000	201,400
Nissan Motor Acceptance
144A 2.15% 9/28/20 #	500,000	499,332
144A 2.80% 1/13/22 #	200,000	201,275
144A 3.65% 9/21/21 #	300,000	306,973
144A 3.875% 9/21/23 #	3,000,000	3,137,680
Penn National Gaming 144A 5.625% 1/15/27 #	505,000	522,675
Resorts World Las Vegas 144A 4.625% 4/16/29 #	700,000	736,302

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Royal Caribbean Cruises 3.70% 3/15/28		1,440,000	$1,477,436
Sands China 5.40% 8/8/28		1,800,000	2,031,977
Schaeffler Finance 3.25% 5/15/25	EUR	2,600,000	2,927,898
Scientific Games International
144A 8.25% 3/15/26 #		430,000	459,025
10.00% 12/1/22		401,000	418,544
Toyota Industries 144A 3.11% 3/12/22 #		1,600,000	1,630,024
Toyota Motor Credit 2.524% (LIBOR03M + 0.40%) 5/17/22 ●		400,000	400,453
Volkswagen Group of America Finance
144A 3.875% 11/13/20 #		800,000	813,161
144A 4.00% 11/12/21 #		500,000	516,903
Wolverine World Wide 144A 5.00% 9/1/26 #		400,000	403,000
ZF North America Capital 144A 4.00% 4/29/20 #		250,000	251,656

			62,288,915

Consumer Non-Cyclical – 3.42%
Abbott Laboratories 3.75% 11/30/26		2,400,000	2,617,230
AbbVie
2.85% 5/14/23		900,000	916,210
3.20% 5/14/26		500,000	509,549
3.75% 11/14/23		1,200,000	1,262,282
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #		849,000	848,532
Adani Ports & Special Economic Zone 144A 4.375% 7/3/29 #		475,000	496,709
Alcon Finance
144A 2.75% 9/23/26 #		340,000	343,311
144A 3.00% 9/23/29 #		2,525,000	2,561,209
144A 3.80% 9/23/49 #		835,000	880,228
Allergan Finance 3.25% 10/1/22		300,000	306,598
Allergan Funding
3.00% 3/12/20		1,400,000	1,404,162
3.45% 3/15/22		1,000,000	1,025,238
Anheuser-Busch InBev Worldwide 3.65% 2/1/26		7,085,000	7,597,410
Atento Luxco 1 144A 6.125% 8/10/22 #		355,000	360,769
Bacardi 144A 4.45% 5/15/25 #		500,000	535,209

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
BAT International Finance 144A 2.75% 6/15/20 #	700,000	$702,167
Bausch Health 144A 5.50% 11/1/25 #	395,000	414,790
Becton Dickinson and Co. 3.363% 6/6/24	2,000,000	2,087,598
Boston Scientific 3.375% 5/15/22	800,000	823,076
BRF 144A 4.875% 1/24/30 #	565,000	558,785
Bristol-Myers Squibb
144A 2.90% 7/26/24 #	1,520,000	1,569,479
144A 4.25% 10/26/49 #	4,050,000	4,723,242
Central Nippon Expressway 2.079% 11/5/19	1,200,000	1,199,898
Charles River Laboratories International 144A 5.50% 4/1/26 #	360,000	383,843
Cigna
3.193% (LIBOR03M + 0.89%) 7/15/23 ●	830,000	832,309
4.125% 11/15/25	3,325,000	3,585,057
Constellation Brands 3.15% 8/1/29	4,355,000	4,469,113
Cott Holdings 144A 5.50% 4/1/25 #	260,000	270,733
CVS Health
2.732% (LIBOR03M + 0.63%) 3/9/20 ●	230,000	230,485
3.25% 8/15/29	785,000	790,920
3.35% 3/9/21	266,000	270,397
4.10% 3/25/25	505,000	539,585
4.30% 3/25/28	5,375,000	5,818,527
5.05% 3/25/48	5,000	5,695
CVS Pass Through Trust 144A 5.773% 1/10/33 # t	74,503	85,130
Danone 144A 2.589% 11/2/23 #	1,500,000	1,521,701
Encompass Health
5.75% 11/1/24	471,000	477,688
5.75% 9/15/25	370,000	387,889
Equifax 3.028% (LIBOR03M + 0.87%) 8/15/21 ●	700,000	699,883
Global Payments
2.65% 2/15/25	1,645,000	1,654,021
3.20% 8/15/29	2,455,000	2,491,741
Grupo Bimbo 144A 4.00% 9/6/49 #	560,000	531,412
HCA
5.875% 2/15/26	595,000	666,697
7.58% 9/15/25	30,000	35,700

(continues)	21

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
IHS Markit 3.625% 5/1/24		600,000	$622,410
Imperial Brands Finance
144A 2.95% 7/21/20 #		700,000	702,649
144A 3.75% 7/21/22 #		470,000	484,025
JBS Investments II
144A 5.75% 1/15/28 #		770,000	803,687
144A 7.00% 1/15/26 #		890,000	962,526
JBS USA
144A 5.75% 6/15/25 #		150,000	156,835
144A 5.875% 7/15/24 #		320,000	330,216
Kernel Holding 144A 8.75% 1/31/22 #		890,000	946,649
Kraft Heinz Foods 3.001% (LIBOR03M + 0.82%) 8/10/22 ●		300,000	300,482
Mars
144A 3.20% 4/1/30 #		420,000	444,828
144A 3.95% 4/1/49 #		3,670,000	4,192,797
MHP 144A 7.75% 5/10/24 #		520,000	558,342
New York and Presbyterian Hospital 4.063% 8/1/56		690,000	809,119
Pernod Ricard
144A 4.25% 7/15/22 #		150,000	157,967
144A 4.45% 1/15/22 #		1,200,000	1,259,373
144A 5.75% 4/7/21 #		2,000,000	2,105,157
Post Holdings 144A 5.75% 3/1/27 #		325,000	346,190
Prime Security Services Borrower
144A 5.75% 4/15/26 #		90,000	93,942
144A 9.25% 5/15/23 #		157,000	165,348
Rede D’or Finance 144A 4.95% 1/17/28 #		745,000	752,525
Reynolds American 4.00% 6/12/22		900,000	937,949
Shire Acquisitions Investments Ireland 2.875% 9/23/23		300,000	306,219
Takeda Pharmaceutical 144A 4.40% 11/26/23 #		2,235,000	2,408,735
Tenet Healthcare 5.125% 5/1/25		705,000	716,491
Teva Pharmaceutical Finance Netherlands II 1.125% 10/15/24	EUR	300,000	246,126
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24		1,600,000	1,385,000
6.75% 3/1/28		720,000	593,100
Universal Health Services 144A 5.00% 6/1/26 #		210,000	220,500

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
WellCare Health Plans 144A 5.375% 8/15/26 #	745,000	$797,001
Zimmer Biomet Holdings
3.15% 4/1/22	300,000	305,902
4.625% 11/30/19	1,270,000	1,274,582

		84,878,879

Energy – 4.32%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	580,000	677,974
ADES International Holding 144A 8.625% 4/24/24 #	695,000	694,131
Antero Midstream Partners 144A 5.75% 3/1/27 #	1,400,000	1,172,472
Chesapeake Energy 8.00% 1/15/25	275,000	200,063
Crestwood Midstream Partners 5.75% 4/1/25	405,000	418,163
Diamond Offshore Drilling 7.875% 8/15/25	190,000	150,100
Ecopetrol 5.875% 9/18/23	30,000	33,480
Enable Midstream Partners 4.95% 5/15/28	700,000	727,778
Enbridge
2.738% (LIBOR03M + 0.40%) 1/10/20 ●	4,600,000	4,600,969
2.819% (LIBOR03M + 0.70%) 6/15/20 ●	2,050,000	2,053,888
Energy Transfer Operating
5.25% 4/15/29	2,605,000	2,941,050
5.50% 6/1/27	3,200,000	3,619,825
6.25% 4/15/49	565,000	686,960
6.625%µy	1,235,000	1,168,952
Energy Transfer Partners
5.00% 10/1/22	3,525,000	3,741,280
5.75% 9/1/20	400,000	408,930
Enterprise Products Operating
3.125% 7/31/29	1,360,000	1,393,745
4.20% 1/31/50	3,218,000	3,455,981
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	465,000	503,630
Genesis Energy 6.75% 8/1/22	285,000	290,230
Geopark 144A 6.50% 9/21/24 #	655,000	676,287
Gran Tierra Energy 144A 7.75% 5/23/27 #	580,000	546,650
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	1,155,000	1,166,097

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
KazMunayGas National 144A 6.375% 10/24/48 #	730,000	$909,049
Kinder Morgan Energy Partners
5.00% 10/1/21	620,000	648,588
6.85% 2/15/20	2,000,000	2,033,720
Marathon Oil 4.40% 7/15/27	2,720,000	2,904,605
MPLX
4.00% 3/15/28	320,000	333,957
4.80% 2/15/29	485,000	536,375
4.875% 12/1/24	2,620,000	2,878,134
5.50% 2/15/49	3,835,000	4,473,825
Murphy Oil 6.875% 8/15/24	885,000	929,250
Noble Energy
3.25% 10/15/29	925,000	917,646
3.90% 11/15/24	565,000	592,742
4.20% 10/15/49	685,000	675,144
4.95% 8/15/47	865,000	946,102
5.05% 11/15/44	2,085,000	2,279,231
NuStar Logistics 5.625% 4/28/27	205,000	217,300
Oasis Petroleum 144A 6.25% 5/1/26 #	515,000	419,725
Occidental Petroleum
2.90% 8/15/24	1,305,000	1,316,371
3.50% 8/15/29	1,515,000	1,539,495
ONEOK
4.35% 3/15/29	1,500,000	1,606,330
7.50% 9/1/23	2,840,000	3,324,985
Pertamina Persero 144A 3.65% 7/30/29 #	475,000	488,657
Petrobras Global Finance 144A 5.093% 1/15/30 #	2,049,517	2,140,515
5.999% 1/27/28	5,191,000	5,785,369
6.125% 1/17/22	170,000	182,920
6.85% 6/5/15	1,700,000	1,946,840
6.90% 3/19/49	590,000	677,910
7.25% 3/17/44	600,000	719,700
Petroleos Mexicanos
144A 6.49% 1/23/27 #	4,683,988	4,888,444
6.50% 3/13/27	390,000	406,965
144A 6.84% 1/23/30 #	3,879,225	4,018,683
144A 7.69% 1/23/50 #	445,000	465,159
Precision Drilling 144A 7.125% 1/15/26 #	165,000	153,450
Rio Oil Finance Trust Series 2014-1 9.25% 7/6/24	149,037	166,923

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	1,455,000	$1,636,108
5.75% 5/15/24	8,456,000	9,431,568
6.25% 3/15/22	400,000	431,124
Saudi Arabian Oil
144A 4.25% 4/16/39 #	530,000	572,789
144A 4.375% 4/16/49 #	395,000	432,475
Schlumberger Holdings 144A 4.30% 5/1/29 #	2,300,000	2,522,081
Sinopec Group Overseas Development 2015 2.50% 4/28/20	1,200,000	1,200,879
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	850,000	851,012
Southwestern Energy 7.75% 10/1/27	1,405,000	1,232,009
Spectra Energy Partners 2.827% (LIBOR03M + 0.70%) 6/5/20 ●	500,000	500,994
Summit Midstream Holdings 5.75% 4/15/25	210,000	178,332
Targa Resources Partners 5.375% 2/1/27	340,000	353,175
Tecpetrol 144A 4.875% 12/12/22 #	685,000	648,181
Transcanada Trust 5.50% 9/15/79 µ	875,000	904,339
Transocean 144A 9.00% 7/15/23 #	70,000	72,887
Transocean Proteus 144A 6.25% 12/1/24 #	243,750	248,625
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	520,000	458,900
Tullow Oil 144A 7.00% 3/1/25 #	960,000	978,240
Whiting Petroleum 6.625% 1/15/26	140,000	95,200
Woodside Finance
144A 3.70% 9/15/26 #	400,000	414,115
144A 4.60% 5/10/21 #	600,000	616,714
YPF
144A 8.50% 6/27/29 #	560,000	445,200
144A 51.625% (BADLARPP + 4.00%) 7/7/20 #●	675,000	164,642

		107,242,333

Finance Companies – 1.45%
AerCap Ireland Capital 3.50% 1/15/25	300,000	306,391

(continues)	23

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
AerCap Ireland Capital
3.65% 7/21/27	4,390,000	$4,476,799
4.45% 10/1/25	1,200,000	1,281,248
4.45% 4/3/26	150,000	160,424
4.625% 10/30/20	1,000,000	1,023,831
4.625% 7/1/22	1,100,000	1,161,965
Air Lease 4.25% 2/1/24	900,000	954,090
Aviation Capital Group
144A 3.875% 5/1/23 #	1,000,000	1,034,850
144A 4.375% 1/30/24 #	1,730,000	1,823,106
144A 4.875% 10/1/25 #	1,090,000	1,182,153
144A 6.75% 4/6/21 #	500,000	529,978
Avolon Holdings Funding
144A 3.95% 7/1/24 #	2,340,000	2,403,063
144A 4.375% 5/1/26 #	1,330,000	1,376,749
BOC Aviation
144A 2.375% 9/15/21 #	910,000	903,088
2.375% 9/15/21	600,000	595,442
3.00% 5/23/22	300,000	301,398
Citicorp Lease Pass Through Trust Series 1999-1 144A 8.04% 12/15/19 # t	148,754	150,472
DAE Funding
144A 5.25% 11/15/21 #	875,000	912,187
144A 5.75% 11/15/23 #	275,000	289,671
GATX 3.007% (LIBOR03M + 0.72%) 11/5/21 ●	2,100,000	2,106,310
GE Capital International Funding Unlimited 2.342% 11/15/20	251,000	250,456
Goodman HK Finance 4.375% 6/19/24	550,000	580,748
International Lease Finance 8.625% 1/15/22	1,455,000	1,651,955
Nationstar Mortgage Holdings 144A 8.125% 7/15/23 #	2,000,000	2,090,000
Navient 8.00% 3/25/20	200,000	204,500
NTT Finance 1.90% 7/21/21	200,000	198,921
ORIX 3.20% 1/19/22	500,000	510,287
Park Aerospace Holdings Ltd
144A 3.625% 3/15/21 #	400,000	403,920
144A 5.25% 8/15/22 #	2,000,000	2,112,800
SMBC Aviation Capital Finance 144A 3.00% 7/15/22 #	400,000	404,476
Springleaf Finance
6.125% 3/15/24	1,500,000	1,618,125
8.25% 12/15/20	2,600,000	2,769,000

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Finance Companies (continued)
Waha Aerospace 3.925% 7/28/20	210,000	$211,222

		35,979,625

Industrial – 0.14%
Roper Technologies
2.35% 9/15/24	715,000	716,034
2.95% 9/15/29	2,650,000	2,662,683

		3,378,717

Insurance – 0.51%
Acrisure 144A 7.00% 11/15/25 #	380,000	356,174
AIA Group 144A 3.90% 4/6/28 #	1,000,000	1,089,027
Ambac Assurance 144A 5.10% 6/7/20 #	29,743	43,350
Ambac LSNI 144A 7.104% (LIBOR03M + 5.00%) 2/12/23 #●	127,324	128,916
AssuredPartners 144A 7.00% 8/15/25 #	298,000	299,490
Athene Global Funding 144A 3.319% (LIBOR03M + 1.23%) 7/1/22 #●	700,000	708,460
HUB International 144A 7.00% 5/1/26 #	90,000	92,813
Liberty Mutual Group 144A 4.569% 2/1/29 #	320,000	357,438
Marsh & McLennan 4.375% 3/15/29	2,535,000	2,870,640
MetLife 144A 9.25% 4/8/38 #	1,100,000	1,599,505
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	300,000	394,979
Prudential Financial
3.70% 3/13/51	1,660,000	1,720,466
5.375% 5/15/45 µ	765,000	812,063
USI 144A 6.875% 5/1/25 #	1,338,000	1,361,388
XLIT 5.50% 3/31/45	725,000	917,702

		12,752,411

Natural Gas – 0.39%
AmeriGas Partners 5.875% 8/20/26	465,000	512,221
Boston Gas 144A 3.001% 8/1/29 #	390,000	402,306
Brooklyn Union Gas 144A 3.865% 3/4/29 #	2,605,000	2,871,760
KazTransGas 144A 4.375% 9/26/27 #	630,000	661,670

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas (continued)
NiSource
2.95% 9/1/29	4,377,000	$4,411,039
5.65%μy	875,000	880,001

		9,738,997

Real Estate Investment Trusts – 0.49%
American Tower
3.00% 6/15/23	600,000	614,179
3.375% 5/15/24	500,000	520,508
American Tower Trust #1 144A 3.07% 3/15/23 #	1,285,000	1,306,778
Corporate Office Properties
3.60% 5/15/23	690,000	703,297
5.25% 2/15/24	670,000	722,177
Crown Castle International
3.80% 2/15/28	2,115,000	2,251,710
4.30% 2/15/29	1,180,000	1,304,229
5.25% 1/15/23	1,325,000	1,446,582
Equinix 5.375% 5/15/27	350,000	378,219
Growthpoint Properties International 144A 5.872% 5/2/23 #	610,000	653,073
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	380,000	393,300
MGM Growth Properties Operating Partnership 144A 5.75% 2/1/27 #	145,000	162,987
WEA Finance 144A 3.25% 10/5/20 #	1,800,000	1,818,568

		12,275,607

Technology – 2.17%
Apple 2.20% 9/11/29	3,545,000	3,485,136
Broadcom
2.20% 1/15/21	1,300,000	1,295,597
2.65% 1/15/23	1,300,000	1,299,663
3.00% 1/15/22	2,200,000	2,222,103
144A 3.125% 4/15/21 #	4,130,000	4,170,708
144A 3.125% 10/15/22 #	1,000,000	1,012,954
3.50% 1/15/28	895,000	874,033
3.625% 1/15/24	1,000,000	1,023,815
144A 4.25% 4/15/26 #	465,000	480,786
CDK Global
5.00% 10/15/24	840,000	896,700
5.875% 6/15/26	364,000	388,570
CommScope Technologies 144A 5.00% 3/15/27 #	183,000	151,890
Dell International 4.42% 6/15/21	1,600,000	1,650,224

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
Dell International
144A 4.42% 6/15/21 #	300,000	$309,407
144A 5.45% 6/15/23 #	600,000	653,745
EMC 2.65% 6/1/20	1,900,000	1,900,888
Fiserv
3.50% 7/1/29	7,710,000	8,129,841
3.80% 10/1/23	510,000	540,102
Infor US 6.50% 5/15/22	70,000	71,400
International Business Machines
3.00% 5/15/24	1,265,000	1,309,879
3.30% 5/15/26	1,395,000	1,473,348
3.50% 5/15/29	1,155,000	1,241,189
Microchip Technology
3.922% 6/1/21	380,000	388,264
4.333% 6/1/23	2,700,000	2,837,517
NXP
144A 3.875% 6/18/26 #	3,250,000	3,422,530
144A 4.125% 6/1/21 #	5,365,000	5,506,677
144A 4.30% 6/18/29 #	635,000	680,514
144A 4.625% 6/15/22 #	300,000	314,424
144A 4.625% 6/1/23 #	1,000,000	1,066,275
144A 4.875% 3/1/24 #	1,700,000	1,845,363
Oracle 2.50% 5/15/22	1,200,000	1,215,575
Symantec 4.20% 9/15/20	2,000,000	2,025,490

		53,884,607

Transportation – 0.75%
American Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21 ♦	216,128	222,439
American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27 ♦	963,338	997,874
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 10/15/28 ♦	1,166,071	1,191,205
Ashtead Capital 144A 5.25% 8/1/26 #	400,000	426,500
Continental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19 ♦	510,989	513,365
Delta Air Lines 3.625% 3/15/22	500,000	513,927
Delta Air Lines 2007-1 Class A Pass Through Trust 6.821% 8/10/22 ♦	206,021	226,386

(continues)	25

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/22 # ♦	900,127	$915,452
ERAC USA Finance
144A 2.70% 11/1/23 #	300,000	304,000
144A 4.50% 8/16/21 #	200,000	208,204
FedEx 4.05% 2/15/48	5,680,000	5,593,240
Kansas City Southern 3.00% 5/15/23	500,000	512,268
Latam Airlines 2015-1 Pass Through Trust Class A 4.20% 11/15/27 ♦	398,099	408,668
Latam Finance 144A 7.00% 3/1/26 #	605,000	646,243
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	495,000	529,031
Penske Truck Leasing
144A 3.95% 3/10/25 #	1,000,000	1,057,069
144A 4.45% 1/29/26 #	2,100,000	2,269,377
United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26 ♦	272,388	289,766
United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26 ♦	502,840	530,748
United Airlines 2019-1 Class AA Pass Through Trust 4.15% 8/25/31 ♦	150,000	163,763
United Rentals North America 5.50% 5/15/27	560,000	595,700
US Airways 2012-2 Class A Pass Through Trust 4.625% 6/3/25 ♦	435,420	471,453

		18,586,678

Utilities – 3.09%
Aegea Finance 144A 5.75% 10/10/24 #	785,000	819,352
AEP Texas 2.40% 10/1/22	200,000	200,949
AES Andres 144A 7.95% 5/11/26 #	840,000	897,750
AES Gener 144A 7.125% 3/26/79 #µ	605,000	636,006
American Electric Power 2.15% 11/13/20	300,000	300,220
American Transmission Systems 144A 5.25% 1/15/22 #	1,955,000	2,083,686
Atlantic City Electric 4.00% 10/15/28	590,000	662,983

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Avangrid 3.15% 12/1/24	305,000	$314,644
Berkshire Hathaway Energy 3.75% 11/15/23	1,145,000	1,214,355
Calpine
5.75% 1/15/25	92,000	94,645
144A 5.875% 1/15/24 #	145,000	148,625
CenterPoint Energy
3.85% 2/1/24	1,635,000	1,726,449
4.25% 11/1/28	2,448,000	2,692,869
Cleveland Electric Illuminating 5.50% 8/15/24	275,000	314,857
ComEd Financing III 6.35% 3/15/33	680,000	737,800
Consolidated Edison Co. of New York 2.506% (LIBOR03M + 0.40%) 6/25/21 ●	500,000	501,835
Duke Energy
144A 2.675% (LIBOR03M + 0.50%) 5/14/21 #●	3,300,000	3,314,203
4.875%µy	1,580,000	1,618,907
Duke Energy Indiana 3.25% 10/1/49	805,000	804,871
Emera 6.75% 6/15/76 µ	132,000	145,071
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #	560,000	590,184
Enel Finance International 144A 2.875% 5/25/22 #	1,100,000	1,114,976
Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	214,500
Entergy 4.00% 7/15/22	300,000	313,229
Entergy Arkansas
3.75% 2/15/21	200,000	203,835
4.20% 4/1/49	935,000	1,084,694
Entergy Louisiana
4.00% 3/15/33	95,000	108,570
4.95% 1/15/45	235,000	254,297
Entergy Mississippi 3.85% 6/1/49	1,515,000	1,692,042
Entergy Texas 3.55% 9/30/49	700,000	731,344
Evergy
2.90% 9/15/29	1,570,000	1,561,219
4.85% 6/1/21	150,000	155,306
Exelon
2.45% 4/15/21	200,000	200,885
3.497% 6/1/22	1,075,000	1,103,487
3.95% 6/15/25	670,000	719,044
FirstEnergy 2.85% 7/15/22	200,000	203,113

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
FirstEnergy Transmission 144A 4.55% 4/1/49 #	440,000	$518,739
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	595,000	571,200
Interstate Power & Light 4.10% 9/26/28	2,910,000	3,210,047
Israel Electric 144A 5.00% 11/12/24 #	425,000	468,775
Kallpa Generacion 144A 4.125% 8/16/27 #	870,000	904,809
Kansas City Power & Light 3.65% 8/15/25	1,350,000	1,445,578
LG&E &KU Energy 4.375% 10/1/21	1,555,000	1,606,191
Louisville Gas & Electric 4.25% 4/1/49	3,120,000	3,674,843
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	745,000	762,423
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	315,000	321,437
5.25% 4/20/46 µ	314,000	335,233
Nevada Power 2.75% 4/15/20	970,000	974,200
New York State Electric & Gas 144A 3.25% 12/1/26 #	1,015,000	1,056,153
NextEra Energy Capital Holdings
2.403% 9/1/21	1,700,000	1,711,222
2.90% 4/1/22	2,315,000	2,359,027
3.15% 4/1/24	1,115,000	1,152,596
3.20% 2/25/22	400,000	409,203
5.65% 5/1/79 µ	265,000	288,146
NV Energy 6.25% 11/15/20	825,000	861,839
PacifiCorp 3.50% 6/15/29	2,785,000	3,039,606
Pedernales Electric Cooperative 144A 6.202% 11/15/32 #	620,000	762,563
Pennsylvania Electric 5.20% 4/1/20	280,000	284,122
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	300,000	317,421
144A 5.25% 5/15/47 #	410,000	467,243
Puget Energy 6.50% 12/15/20	3,800,000	3,979,567
Sempra Energy 2.569% (LIBOR03M + 0.45%) 3/15/21 ●	2,050,000	2,043,891

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Sempra Energy 2.803% (LIBOR03M + 0.50%) 1/15/21 ●	451,000	$450,637
Southern California Edison
4.00% 4/1/47	880,000	948,258
4.20% 3/1/29	1,050,000	1,172,525
4.875% 3/1/49	2,330,000	2,794,325
Southern Power 144A 2.706% (LIBOR03M + 0.55%) 12/20/20 #●	1,700,000	1,700,173
Southwestern Electric Power 4.10% 9/15/28	4,110,000	4,555,559
State Grid Overseas Investment 2016 144A 2.25% 5/4/20 #	645,000	644,772
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	525,000	558,559
Vistra Operations 144A 5.50% 9/1/26 #	715,000	749,821

		76,581,505

Total Corporate Bonds (cost $906,042,551)		939,969,348

Municipal Bonds – 0.69%
American Municipal Power, Ohio (Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	2,688,225
California State Various Purposes
(Build America Bonds) 7.55% 4/1/39	395,000	654,317
(High-Speed Passenger Train Bonds) Series C 2.796% (LIBOR01M + 0.78%) 4/1/47 ●	1,250,000	1,253,750
Chicago, Illinois Transit Authority
(Pension Funding) Series A 6.899% 12/1/40	1,800,000	2,522,142
(Retiree Health Care Funding) Series B 6.899% 12/1/40	1,800,000	2,529,648
Municipal Electric Authority of Georgia (Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,785,000	2,549,391

(continues)	27

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New Jersey Transportation Trust Fund Authority (Build America Bonds) Series C 5.754% 12/15/28	1,590,000	$1,857,295
New York City, New York Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds) Subordinate Series A-1 5.508% 8/1/37	700,000	925,190
New York State Urban Development (Build America Bonds) Series E 5.77% 3/15/39	800,000	993,640
Oregon State Taxable Pension 5.892% 6/1/27	30,000	36,514
Pennsylvania Higher Education Assistance Agency Revenue (Student Loans) Series 2006-2 A3 2.405% (LIBOR03M + 0.13%) 10/25/36 ●	492,891	489,816
South Carolina Public Service Authority (Santee Cooper) Series D 4.77% 12/1/45	145,000	184,465
Texas Water Development Board State Water Implementation (Master Trust) 5.00% 10/15/46	305,000	362,547

Total Municipal Bonds (cost $15,278,820)		17,046,940

Non-Agency Asset-Backed Securities – 2.90%
ABFC Trust Series 2006-HE1 A2D 2.238% (LIBOR01M + 0.22%, Floor 0.22%) 1/25/37 ●	351,079	238,671
American Express Credit Account Master Trust
Series 2018-5 A 2.368% (LIBOR01M + 0.34%) 12/15/25 ●	530,000	530,716
Series 2018-9 A 2.408% (LIBOR01M + 0.38%) 4/15/26 ●	600,000	599,701

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
American Express Credit Account Master Trust Series 2019-2 A 2.67% 11/15/24	1,000,000	$1,020,048
Argent Securities Trust
Series 2006-M1 A2C 2.168% (LIBOR01M + 0.15%, Floor 0.15%) 7/25/36 ●	1,252,600	524,912
Series 2006-W4 A2C 2.178% (LIBOR01M + 0.16%, Floor 0.16%) 5/25/36 ●	658,897	245,838
Barclays Dryrock Issuance Trust Series 2017-1 A 2.358% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	220,000	220,212
Bear Stearns Asset-Backed Securities I Trust
Series 2005-FR1 M2 3.023% (LIBOR01M + 1.005%, Floor 0.67%) 6/25/35 ●	1,834,171	1,831,658
Series 2007-HE2 1A2 2.188% (LIBOR01M + 0.17%, Floor 0.17%) 3/25/37 ●	169,010	261,721
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 3.477% 10/25/36 ●	146,320	99,201
Bear Stearns Second Lien Trust Series 2007-SV1A M2 144A 3.368% (LIBOR01M + 1.35%, Cap 11.00%, Floor 0.90%) 1/25/36 #●	724,840	713,661
Business Jet Securities Series 2018-2 A 144A 4.447% 6/15/33 #	765,056	778,559
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	666	679
Chase Issuance Trust Series 2017-A1 A 2.328% (LIBOR01M + 0.30%) 1/15/22 ●	920,000	920,505

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citibank Credit Card Issuance Trust Series 2017-A5 A5 2.666% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	360,000	$362,659
Citicorp Residential Mortgage Trust Series 2006-3 A5 5.192% 11/25/36 ●	896,785	920,350
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	1,600,000	1,607,682
Series 2019-B A2 2.55% 9/15/22	2,675,000	2,685,159
Countrywide Asset-Backed Certificates
Series 2004-3 2A 2.418% (LIBOR01M + 0.40%, Floor 0.20%) 8/25/34 ●	54,618	54,227
Series 2006-1 AF6 4.747% 7/25/36 ●	190,680	195,016
Series 2006-26 2A4 2.238% (LIBOR01M + 0.22%, Floor 0.22%) 6/25/37 ●	2,000,000	1,948,251
Series 2007-6 2A4 2.328% (LIBOR01M + 0.31%, Floor 0.31%) 9/25/37 ●	940,311	708,088
CWABS Asset-Backed Certificates Trust
Series 2005-3 MV7 3.968% (LIBOR01M + 1.95%, Floor 1.30%) 8/25/35 ●	4,200,000	4,235,638
Series 2005-7 MV3 2.598% (LIBOR01M + 0.58%, Floor 0.58%) 11/25/35 ●	39,389	39,399
Series 2006-11 1AF6 6.15% 9/25/46 ●	149,294	151,085
Series 2006-17 2A2 2.168% (LIBOR01M + 0.15%, Floor 0.15%) 3/25/47 ●	1,558,272	1,531,070
Discover Card Execution Note Trust Series 2017-A7 A7 2.388% (LIBOR01M + 0.36%) 4/15/25 ●	625,000	624,069

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Discover Card Execution Note Trust
Series 2018-A3 A3 2.258% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 ●	560,000	$559,524
Series 2019-A1 A1 3.04% 7/15/24	400,000	410,476
EquiFirst Mortgage Loan Trust Series 2004-2 M7 5.018% (LIBOR01M + 3.00%, Floor 2.00%) 10/25/34 ●	662,361	679,458
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 2.178% (LIBOR01M + 0.16%, Floor 0.16%) 4/25/36 ●	949,383	924,251
Ford Credit Auto Owner Trust Series 2018-1 A 144A 3.19% 7/15/31 #	840,000	874,915
Fremont Home Loan Trust Series 2004-B M1 2.888% (LIBOR01M + 0.87%, Floor 0.58%) 5/25/34 ●	2,635,844	2,603,906
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 2.168% (LIBOR01M + 0.15%, Floor 0.15%) 8/25/36 ●	2,132,879	1,263,690
GSAMP Trust
Series 2006-FM3 A2D 2.248% (LIBOR01M + 0.23%, Floor 0.23%) 11/25/36 ●	1,000,746	628,925
Series 2007-SEA1 A 144A 2.318% (LIBOR01M + 0.30%, Floor 0.30%) 12/25/36 #●	856,223	827,896
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	643,500	652,754
Series 2018-1A A2II 144A 4.959% 6/20/48 #	495,000	513,558
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	1,264,500	1,270,797
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 2.258% (LIBOR01M + 0.24%, Floor 0.24%) 4/25/37 ●	1,427,436	1,065,804

(continues)	29

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
HSI Asset Securitization Trust Series 2006-HE1 2A1 2.068% (LIBOR01M + 0.05%, Floor 0.05%) 10/25/36 ●	29,695	$15,236
JPMorgan Mortgage Acquisition Trust Series 2006-CW2 AV5 2.258% (LIBOR01M + 0.24%, Floor 0.24%) 8/25/36 ●	500,000	492,845
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 2.318% (LIBOR01M + 0.30%, Floor 0.30%) 2/25/36 ●	3,155,502	2,729,150
Series 2006-7 1A 2.173% (LIBOR01M + 0.155%, Floor 0.155%) 8/25/36 ●	2,971,875	1,916,675
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.368% (LIBOR01M + 0.34%) 5/15/23 #●	500,000	500,075
Series 2019-AA A 144A 2.378% (LIBOR01M + 0.35%) 5/15/23 #●	2,825,000	2,826,402
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 2.168% (LIBOR01M + 0.15%, Floor 0.15%) 11/25/36 ●	4,978,879	3,450,657
Series 2007-HE5 A2D 2.358% (LIBOR01M + 0.34%, Floor 0.34%) 3/25/37 ●	3,421,512	1,889,658
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 2.648% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	450,000	450,554
New Century Home Equity Loan Trust Series 2005-1 M2 2.738% (LIBOR01M + 0.72%, Cap 12.50%, Floor 0.48%) 3/25/35 ●	233,599	231,345

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	356,770	$370,389
Option One Mortgage Loan Trust
Series 2005-1 M1 2.798% (LIBOR01M + 0.78%, Floor 0.52%) 2/25/35 ●	2,092,164	2,069,413
Series 2007-4 2A4 2.328% (LIBOR01M + 0.31%, Floor 0.31%) 4/25/37 ●	6,300,419	4,515,625
Penarth Master Issuer Series 2018-2A A1 144A 2.491% (LIBOR01M + 0.45%) 9/18/22 #●	1,625,000	1,625,000
PFS Financing Series 2018-E A 144A 2.478% (LIBOR01M + 0.45%) 10/17/22 #●	2,315,000	2,315,375
RAAC Trust Series 2005-SP2 2A 2.318% (LIBOR01M + 0.30%, Cap 14.00%, Floor 0.30%) 6/25/44 ●	368,765	335,740
RAMP Trust Series 2007-RZ1 A2 2.178% (LIBOR01M + 0.16%, Cap 14.00%, Floor 0.16%) 2/25/37 ●	193,461	192,726
Sofi Consumer Loan Program
Series 2017-3 A 144A 2.77% 5/25/26 #	623,760	625,659
Series 2018-1 A1 144A 2.55% 2/25/27 #	98,224	98,239
Sofi Professional Loan Program Series 2016-F A2 144A 3.02% 2/25/40 #	330,017	336,772
Soundview Home Loan Trust
Series 2006-OPT1 2A4 2.288% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 ●	300,000	295,200
Series 2006-WF2 A1 2.148% (LIBOR01M + 0.13%, Floor 0.13%) 12/25/36 ●	17,184	17,181

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Structured Asset Investment Loan Trust Series 2003-BC2 M1 3.398% (LIBOR01M + 1.38%, Floor 0.92%) 4/25/33 ●	15,778	$15,974
Structured Asset Securities Mortgage Loan Trust Series 2006-BC1 A6 2.288% (LIBOR01M + 0.27%, Floor 0.27%) 3/25/36 ●	1,640,560	1,496,157
Towd Point Mortgage Trust
Series 2017-1 A1 144A 2.75% 10/25/56 #●	1,043,370	1,052,875
Series 2017-2 A1 144A 2.75% 4/25/57 #●	126,361	127,319
Series 2017-4 M1 144A 3.25% 6/25/57 #●	615,000	623,010
Series 2018-1 A1 144A 3.00% 1/25/58 #●	227,731	230,590
Toyota Auto Loan Extended Note Trust Series 2019-1A A 144A 2.56% 11/25/31 #	1,000,000	1,022,139
Toyota Auto Receivables Owner Trust Series 2019-B A2A 2.59% 2/15/22	2,280,000	2,288,829
Verizon Owner Trust Series 2019-B A1B 2.494% (LIBOR01M + 0.45%) 12/20/23 ●	1,000,000	1,000,437
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.528% (LIBOR01M + 0.50%) 11/15/22 #●	1,075,000	1,077,038
Wendys Funding Series 2018-1A A2I 144A 3.573% 3/15/48 #	471,600	479,070

Total Non-Agency Asset-Backed Securities (cost $69,266,348)		72,038,083

Non-Agency Collateralized Mortgage Obligations – 1.48%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 ●	1,145,535	921,012

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
ARM Mortgage Trust
Series 2004-5 3A1 4.486% 4/25/35 ●	141,608	$143,038
Series 2005-10 3A31 3.685% 1/25/36 ●	170,323	163,968
Series 2006-2 1A4 4.629% 5/25/36 ●	627,749	615,201
Banc of America Funding Trust
Series 2005-E 7A1 2.585% (COF 11 + 1.43%, Floor 1.43%) 6/20/35 ●	131,460	114,755
Series 2006-I 1A1 4.441% 12/20/36 ●	189,200	192,581
Banc of America Mortgage Trust Series 2003-D 2A1 5.178% 5/25/33 ●	143,837	147,401
Bear Stearns ARM Trust Series 2003-5 2A1 4.433% 8/25/33 ●	27,895	27,813
Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 144A 4.00% 4/25/49 #●	346,800	349,967
Series 2019-ATR2 A3 144A 3.50% 7/25/49 #●	727,623	738,339
Chase Mortgage Finance Trust Series 2005-A1 3A1 4.228% 12/25/35 ●	84,974	82,721
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	1,007,207	767,270
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.418% (LIBOR01M + 2.40%) 4/25/31 #●	780,000	787,584
Series 2019-R01 2M2 144A 4.468% (LIBOR01M + 2.45%) 7/25/31 #●	500,000	504,344
Series 2019-R02 1M2 144A 4.318% (LIBOR01M + 2.30%, Floor 2.30%) 8/25/31 #●	1,500,000	1,507,694
CSMC Mortgage-Backed Trust
Series 2005-1R 2A5 144A 5.75% 12/26/35 #	1,067,609	1,025,191
Series 2007-1 5A14 6.00% 2/25/37	231,458	203,590

(continues)	31

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
CSMC Mortgage-Backed Trust
Series 2007-3 4A6 2.268% (LIBOR01M + 0.25%, Cap 7.00%, Floor 0.25%) 4/25/37 ●	195,073	$164,507
Series 2007-3 4A12 4.732% (6.75% minus LIBOR01M, Cap 6.75%) 4/25/37 S●	195,073	28,113
Series 2007-3 4A15 5.50% 4/25/37	86,618	86,884
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	466,973	474,039
Series 2018-5 A7 144A 4.00% 9/25/48 #●	325,454	327,930
Galton Funding Mortgage Trust Series 2018-1 A43 144A 3.50% 11/25/57 #●	303,607	307,375
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	36,648	36,875
GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.12% 3/25/47 ●	644,314	571,893
Holmes Master Issuer Series 2018-2A A2 144A 2.723% (LIBOR03M + 0.42%) 10/15/54 #●	1,676,362	1,675,574
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.279% 10/25/36 ●	381,848	354,297
Series 2006-A7 2A2 4.108% 1/25/37 ●	75,456	72,448
Series 2007-A1 6A1 4.577% 7/25/35 ●	111,271	113,202
Series 2014-2 B1 144A 3.407% 6/25/29 #●	57,627	58,589
Series 2014-2 B2 144A 3.407% 6/25/29 #●	57,627	58,028
Series 2015-4 B1 144A 3.625% 6/25/45 #●	768,862	793,323
Series 2015-4 B2 144A 3.625% 6/25/45 #●	328,612	333,520
Series 2015-5 B2 144A 3.338% 5/25/45 #●	609,920	603,736
Series 2015-6 B1 144A 3.601% 10/25/45 #●	329,223	339,113
Series 2015-6 B2 144A 3.601% 10/25/45 #●	320,325	325,317

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.898% 10/25/46 #●	231,167	$242,167
Series 2016-4 B2 144A 3.898% 10/25/46 #●	392,984	405,794
Series 2017-1 B2 144A 3.544% 1/25/47 #●	692,910	695,953
Series 2017-2 A3 144A 3.50% 5/25/47 #●	285,804	290,727
Series 2018-3 A5 144A 3.50% 9/25/48 #●	427,408	432,734
Series 2018-4 A15 144A 3.50% 10/25/48 #●	583,766	589,512
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	316,847	320,043
Series 2018-7FRB A2 144A 2.895% (LIBOR01M + 0.75%) 4/25/46 #●	395,738	394,448
Series 2019-2 A4 144A 4.00% 8/25/49 #●	1,135,240	1,140,473
Series 2019-LTV1 A3 144A 4.00% 6/25/49 #●	865,130	882,017
Lanark Master Issuer Series 2019-1A 1A1 144A 2.902% (LIBOR03M + 0.77%) 12/22/69 #●	746,667	748,311
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38	1,571,132	1,019,232
Ludgate Funding
Series 2006-1X A2A 0.949% (BP0003M + 0.19%) 12/1/60 ●	GBP 1,448,328	1,688,641
Series 2008-W1X A1 1.358% (BP0003M + 0.60%) 1/1/61 ●	GBP 623,932	744,312
Mansard Mortgages
Series 2007-1X A2 0.947% (BP0003M + 0.18%) 4/15/47 ●	GBP 685,843	802,729
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34	1,588	1,763
Series 2004-5 6A1 7.00% 6/25/34	30,275	32,295
MASTR ARM Trust Series 2004-4 4A1 4.061% 5/25/34 ●	61,004	61,543

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 4.448% 2/25/34 ●	4,172	$4,228
Opteum Mortgage Acceptance Trust Series 2006-1 2A1 5.75% 4/25/36 ●	104,134	104,412
RALI Series Trust
Series 2007-QA5 2A1 6.093% 9/25/37 ●	3,242,630	2,725,548
Series 2007-QH8 A 3.39% 10/25/37 ●	2,033,066	1,907,895
Reperforming Loan REMIC Trust
Series 2006-R1 AF1 144A 2.358% (LIBOR01M + 0.34%, Cap 9.50%, Floor 0.34%) 1/25/36 #●	1,020,372	992,783
RFMSI Trust Series 2004-S9 2A1 4.75% 12/25/19	648	645
Sequoia Mortgage Trust
Series 2004-5 A3 2.858% (LIBOR06M + 0.56%, Cap 11.50%, Floor 0.28%) 6/20/34 ●	151,789	149,590
Series 2007-1 4A1 3.786% 9/20/46 ●	464,199	378,232
Series 2015-1 B2 144A 3.88% 1/25/45 #●	349,659	358,284
Series 2017-4 A1 144A 3.50% 7/25/47 #●	298,611	303,382
Series 2018-5 A4 144A 3.50% 5/25/48 #●	486,299	495,009
Series 2018-8 A4 144A 4.00% 11/25/48 #●	721,071	725,549
Series 2019-CH1 A1 144A 4.50% 3/25/49 #●	736,908	751,838
Structured ARM Loan Trust Series 2006-1 7A4 4.13% 2/25/36 ●	332,407	319,045
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 2.307% (LIBOR01M + 0.25%, Cap 11.00%, Floor 0.25%) 7/19/35 ●	306,262	302,545

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.215% 12/25/35 ♦●	346,408	$346,557
Series 2007-HY1 3A3 3.941% 2/25/37 ♦●	218,684	208,949
Series 2007-HY7 4A1 3.99% 7/25/37 ♦●	438,025	412,643
Washington Mutual Mortgage Pass Through Certificates Trust Series 2005-1 5A2 6.00% 3/25/35 ♦	4,825	441
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1 5.014% 2/25/34 ●	64,612	66,553
Series 2006-2 3A1 5.75% 3/25/36	34,424	34,032
Series 2006-3 A11 5.50% 3/25/36	60,931	61,890
Series 2006-AR5 2A1 5.187% 4/25/36 ●	24,146	24,236
Series 2006-AR11 A6 4.86% 8/25/36 ●	278,226	273,504
Series 2007-10 1A36 6.00% 7/25/37	140,867	141,967

Total Non-Agency Collateralized Mortgage Obligations (cost $37,556,828)		36,599,683

Non-Agency Commercial Mortgage-Backed Securities – 4.59%
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	1,430,000	1,530,700
Series 2017-BNK5 B 3.896% 6/15/60 ●	605,000	646,203
Series 2017-BNK7 A5 3.435% 9/15/60	1,110,000	1,192,991
Series 2018-BN14 A4 4.231% 9/15/60 ●	800,000	910,949
Series 2019-BN20 A3 3.011% 9/15/61	8,000,000	8,357,352
Series 2019-BN21 A5 2.851% 10/15/52	2,100,000	2,162,156
BBCMS Trust Series 2015-STP A 144A 3.323% 9/10/28 #	2,469,441	2,488,932

(continues)	33

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 ●	2,310,000	$2,518,971
Series 2018-B3 A5 4.025% 4/10/51	550,000	615,317
Series 2018-B6 A4 4.261% 10/10/51	1,450,000	1,655,504
Series 2019-B9 A5 4.016% 3/15/52	5,955,000	6,704,068
BX Trust
Series 2017-APPL A 144A 2.908% (LIBOR01M + 0.88%, Floor 0.88%) 7/15/34 #●	509,424	509,102
Caesars Palace Las Vegas Trust Series 2017-VICI A 144A 3.531% 10/15/34 #	650,000	675,678
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	3,340,000	3,695,549
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	4,118,676
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 ●	440,000	471,756
Series 2019-CD8 A4 2.912% 8/15/57	8,775,000	9,062,654
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.839% 12/10/54	3,100,000	3,380,338
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	785,000	837,169
Series 2015-GC27 A5 3.137% 2/10/48	1,400,000	1,461,186
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,382,589
Series 2017-C4 A4 3.471% 10/12/50	635,000	683,073
Series 2018-C5 A4 4.228% 6/10/51 ●	3,200,000	3,637,170
CLNS Trust Series 2017-IKPR A 144A 2.85% (LIBOR01M + 0.80%, Floor 0.80%) 6/11/32 #●	1,000,000	997,494

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,100,000	$1,149,322
Series 2014-CR20 AM 3.938% 11/10/47	2,225,000	2,364,981
Series 2015-3BP A 144A 3.178% 2/10/35 #	605,000	633,010
Series 2015-CR23 A4 3.497% 5/10/48	780,000	828,518
Series 2016-CR28 A4 3.762% 2/10/49	2,330,000	2,520,608
DBJPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	900,000	951,694
Series 2016-C3 A5 2.89% 8/10/49	945,000	979,258
DBUBS Mortgage Trust
Series 2011-LC1A C 144A 5.885% 11/10/46 #●	600,000	620,544
GS Mortgage Securities II Series 2018-GS10 C 4.559% 7/10/51 ●	465,000	510,258
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	375,000	380,290
Series 2015-GC32 A4 3.764% 7/10/48	1,000,000	1,080,299
Series 2016-RENT A 144A 3.203% 2/10/29 #	2,300,000	2,315,792
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,389,875
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	2,070,395
Series 2018-GS9 A4 3.992% 3/10/51 ●	570,000	634,354
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,362,004
Series 2019-GC42 A4 3.001% 9/1/52	5,000,000	5,213,541
JPMBB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	8,967,272	9,710,145
Series 2015-C33 A4 3.77% 12/15/48	570,000	617,968
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,721,817

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	$1,120,074
Series 2017-C7 A5 3.409% 10/15/50	1,395,000	1,494,515
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.739% 8/12/37 ●	230,000	231,566
Series 2013-LC11 B 3.499% 4/15/46	355,000	363,864
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,281,022
Series 2016-WIKI A 144A 2.798% 10/5/31 #	705,000	711,821
Series 2016-WIKI B 144A 3.201% 10/5/31 #	690,000	698,332
LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 ●	445,448	259,424
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26 A5 3.531% 10/15/48	960,000	1,024,921
Series 2015-C27 ASB 3.557% 12/15/47	2,200,000	2,303,833
Series 2016-C29 A4 3.325% 5/15/49	795,000	841,281
Morgan Stanley Capital I Trust Series 2014-CPT AM 144A 3.516% 7/13/29 #●	2,200,000	2,233,800
UBS Commercial Mortgage Trust Series 2018-C9 A4 4.117% 3/15/51 ●	970,000	1,088,699
UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #●	480,000	492,562
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	275,000	289,891
Series 2015-NXS3 A4 3.617% 9/15/57	510,000	546,564
Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,243,337

		Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust Series 2017-C38 A5 3.453% 7/15/50		905,000	$970,564

Total Non-Agency Commercial Mortgage-Backed Securities (cost $110,677,841)			113,946,320

Regional Bonds – 0.14%Δ
Spain – 0.14%
Autonomous Community of Catalonia
4.90% 9/15/21	EUR	1,800,000	2,114,645
4.95% 2/11/20	EUR	1,100,000	1,219,663

			3,334,308

Total Regional Bonds (cost $3,550,762)			3,334,308

Loan Agreements – 1.90%
Acrisure Tranche B 1st Lien 6.354% (LIBOR03M + 4.25%) 11/22/23 ●		408,517	407,751
ADT Tranche B 1st Lien 5.21% (LIBOR03M + 3.25%) 9/23/26 ●		609,000	602,801
Altice France Tranche B13 1st Lien 6.028% (LIBOR01M + 4.00%) 8/14/26 ●		133,988	133,792
AMC Entertainment Holdings Tranche B1 1st Lien 5.23% (LIBOR03M + 3.00%) 4/22/26 ●		1,019,875	1,025,612
American Airlines Tranche B 1st Lien 4.028% (LIBOR01M + 2.00%) 12/14/23 ●		1,485,311	1,486,123
Applied Systems 2nd Lien 9.104% (LIBOR03M + 7.00%) 9/19/25 ●		530,922	538,554
Applied Systems Tranche B 1st Lien 5.104% (LIBOR03M + 3.00%) 9/19/24 ●		1,940	1,939
Aramark Services Tranche B3 1st Lien 3.794% (LIBOR01M + 1.75%) 3/11/25 ●		359,075	360,422
AssuredPartners Tranche B 1st Lien 5.544% (LIBOR01M + 3.50%) 10/22/24 ●		960,077	957,276

(continues)	35

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Avis Budget Car Rental Tranche B 1st Lien 4.05% (LIBOR01M + 2.00%) 2/13/25 ●	312,618	$311,706
Ball Metalpack Finco Tranche B 2nd Lien 10.874% (LIBOR03M + 8.75%) 7/31/26 ●	79,000	74,260
Bausch Health Americas Tranche B 1st Lien 5.039% (LIBOR01M + 3.00%) 6/1/25 ●	319,751	321,407
Berry Global Tranche U 1st Lien 4.549% (LIBOR01M + 2.50%) 5/15/26 ●	700,245	704,423
Blue Ribbon 1st Lien 6.266% (LIBOR03M + 4.00%) 11/13/21 ●	336,793	298,903
Boxer Parent Tranche B 1st Lien 6.294% (LIBOR01M + 4.25%) 10/2/25 ●	386,652	372,968
Builders FirstSource 1st Lien 5.044% (LIBOR01M + 3.00%) 2/29/24 ●	50,788	50,974
Calpine Tranche B9 1st Lien 4.86% (LIBOR03M + 2.75%) 4/1/26 ●	249,375	250,518
Change Healthcare Holdings Tranche B 1st Lien 4.544% (LIBOR01M + 2.50%) 3/1/24 ●	206,121	205,396
Charter Communications Operating Tranche B 1st Lien 4.05% (LIBOR01M + 2.00%) 4/30/25 ●	490,990	494,477
Chemours Tranche B2 1st Lien 3.80% (LIBOR01M + 1.75%) 4/3/25 ●	1,096,849	1,059,830
Chuck E. Cheese 8.544% (LIBOR01M + 6.50%) 8/30/26 ●	123,000	120,713
CityCenter Holdings Tranche B 1st Lien 4.294% (LIBOR01M + 2.25%) 4/18/24 ●	917,059	920,334
Core & Main Tranche B 1st Lien 4.863% (LIBOR03M + 2.75%) 8/1/24 ●	546,654	543,914
CSC Holdings 1st Lien 4.278% (LIBOR01M + 2.25%) 7/17/25 ●	317,688	317,845

	Principal amount°	Value (US $)
Loan Agreements (continued)
CSC Holdings Tranche B2 1st Lien 4.528% (LIBOR01M + 2.50%) 1/25/26 ●	291,313	$292,131
Datto 1st Lien 6.294% (LIBOR01M + 4.25%) 4/2/26 ●	344,138	347,722
DaVita Tranche B 1st Lien 4.294% (LIBOR01M + 2.25%) 8/12/26	809,000	814,449
Deerfield Dakota Holding Tranche B 1st Lien 5.294% (LIBOR01M + 3.25%) 2/13/25 ●	126,080	124,031
Delek US Holdings Tranche B 1st Lien 4.294% (LIBOR01M + 2.25%) 3/30/25 ●	329,979	329,979
Drive Chassis Holdco 2nd Lien 10.588% (LIBOR03M + 8.25%) 4/10/26 ●	110,000	104,225
DTZ US Borrower Tranche B 1st Lien 5.294% (LIBOR01M + 3.25%) 8/21/25 ●	297,000	298,298
Edgewater Generation Tranche B 1st Lien 5.794% (LIBOR01M + 3.75%) 12/13/25 ●	213,388	211,254
Ensemble RCM 1st Lien 6.003% (LIBOR03M + 3.75%) 8/1/26 ●	368,000	368,920
ExamWorks Group Tranche B1 1st Lien 5.294% (LIBOR01M + 3.25%) 7/27/23 ●	729,403	733,202
Extended Stay Tranche B 1st Lien 4.044% (LIBOR01M + 2.00%) 9/18/26 ●	647,478	651,255
Flying Fortress Holdings Tranche B 1st Lien 3.854% (LIBOR03M + 1.75%) 10/30/22 ●	216,333	217,241
Gardner Denver Tranche B1 1st Lien 4.794% (LIBOR01M + 2.75%) 7/30/24 ●	353,431	354,898
Gates Global Tranche B2 1st Lien 4.794% (LIBOR01M + 2.75%) 3/31/24 ●	557,573	550,603
GIP III Stetson I Tranche B 1st Lien 6.291% (LIBOR01M + 4.25%) 7/18/25 ●	145,650	142,615

	Principal amount°	Value (US $)
Loan Agreements (continued)
Gray Television Tranche B2 1st Lien 4.582% (LIBOR03M + 2.25%) 2/7/24 ●	1,018,322	$1,021,050
GVC Holdings Tranche B2 1st Lien 4.446% (LIBOR06M + 2.25%) 3/16/24 ●	525,005	526,481
HCA Tranche B10 1st Lien 4.044% (LIBOR01M + 2.00%) 3/13/25 ●	1,305,125	1,311,106
Hilton Worldwide Finance Tranche B2 1st Lien 3.787% (LIBOR01M + 1.75%) 6/21/26 ●	1,172,387	1,180,773
Howden Tranche B 1st Lien 0.00% 9/30/26 X	169,000	165,198
HUB International Tranche B 1st Lien 5.267% (LIBOR03M + 3.00%) 4/25/25 ●	740,625	733,450
INEOS US Finance Tranche B 1st Lien 4.044% (LIBOR01M + 2.00%) 3/31/24 ●	255,139	253,385
Inmarsat Tranche B 1st Lien 0.00% 9/23/26 X	649,000	639,806
IQVIA Tranche B3 1st Lien 3.854% (LIBOR03M + 1.75%) 6/11/25 ●	548,063	549,690
Iron Mountain Tranche B 1st Lien 3.794% (LIBOR01M + 1.75%) 1/2/26 ●	626,935	622,625
JBS USA LUX Tranche B 1st Lien 4.544% (LIBOR01M + 2.50%) 5/1/26 ●	164,175	165,184
Kronos Tranche B 1st Lien 5.253% (LIBOR03M + 3.00%) 11/1/23 ●	360,011	361,108
LUX HOLDCO III 1st Lien 5.146% (LIBOR02M + 3.00%) 3/28/25 ●	220,640	210,574
Mauser Packaging Solutions Holding Tranche B 1st Lien 5.59% (LIBOR03M + 3.25%) 4/3/24 ●	157,196	154,216
Merrill Communications Tranche B 1st Lien 0.00% 9/26/26 X	212,000	212,530
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.044% (LIBOR01M + 2.00%) 3/25/25 ●	545,115	547,074

	Principal amount°	Value (US $)
Loan Agreements (continued)
Microchip Technology 1st Lien 4.05% (LIBOR01M + 2.00%) 5/24/25 ●	511,654	$514,847
Nascar Holdings Tranche B 1st Lien 0.00% 7/26/26 X	242,000	244,023
NFP Tranche B 1st Lien 5.044% (LIBOR01M + 3.00%) 1/8/24 ●	445,073	438,007
ON Semiconductor Tranche B4 1st Lien 0.00% 9/19/26 ● X	1,294,183	1,300,834
Penn National Gaming Tranche B1 1st Lien 4.294% (LIBOR01M + 2.25%) 10/15/25	992,500	998,813
Perstorp Holding Tranche B 1st Lien 6.854% (LIBOR03M + 4.75%) 2/26/26 ●	450,735	428,198
PQ Tranche B 1st Lien 4.756% (LIBOR03M + 2.50%) 2/8/25 ●	884,544	887,230
Pregis TopCo Tranche B 1st Lien 6.253% (LIBOR03M + 4.00%) 8/1/26 ●	267,000	266,666
Prestige Brands Tranche B5 1st Lien 4.044% (LIBOR01M + 2.00%) 1/26/24 ●	404,954	406,169
Radiate Holdco Tranche B 1st Lien 5.044% (LIBOR01M + 3.00%) 2/1/24 ●	388,457	387,413
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.294% (LIBOR01M + 3.25%) 6/1/23 ●	946,348	935,701
Sable International Finance Tranche B4 1st Lien 5.294% (LIBOR01M + 3.25%) 1/31/26 ●	83,093	83,550
Scientific Games International Tranche B5 1st Lien 4.876% (LIBOR01M + 2.75%) 8/14/24 ●	1,114,045	1,106,286
SFR Tranche B11 1st Lien 4.794% (LIBOR01M + 2.75%) 7/18/25 ●	353,656	346,053
Sinclair Television Group Tranche B1 1st Lien 4.30% (LIBOR01M + 2.25%) 1/3/24 ●	1,556,000	1,563,274

(continues)	37

Schedules of investments

Optimum Fixed Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Sprint Communications Tranche B 1st Lien
4.563% (LIBOR01M + 2.50%) 2/3/24 ●	1,149,702	$1,142,803
5.063% (LIBOR01M + 3.00%) 2/3/24 ●	312,638	312,440
SS&C European Holdings Tranche B4 1st Lien 4.294% (LIBOR01M + 2.25%) 4/16/25 ●	201,078	202,167
SS&C Technologies Tranche B3 1st Lien 4.294% (LIBOR01M + 2.25%) 4/16/25 ●	304,422	306,071
Stars Group Tranche B 1st Lien 5.604% (LIBOR03M + 3.50%) 7/10/25 ●	158,334	159,162
Surgery Center Holdings 1st Lien 5.30% (LIBOR01M + 3.25%) 8/31/24 ●	1,026,397	1,005,869
Tecta America 1st Lien 6.544% (LIBOR01M + 4.50%) 11/21/25 ●	357,300	353,057
Telenet Financing USD Tranche AN-DD 1st Lien 4.278% (LIBOR01M + 2.25%) 8/15/26 ●	545,000	546,135
Titan Acquisition Tranche B 1st Lien 5.044% (LIBOR01M + 3.00%) 3/28/25 ●	139,576	133,993
TransDigm Tranche F 1st Lien 4.544% (LIBOR01M + 2.50%) 6/9/23 ●	600,715	600,387
Trident TPI Holdings 1st Lien 5.294% (LIBOR01M + 3.25%) 10/5/24 ●	270,740	262,054
UGI Tranche B 1st Lien 5.794% (LIBOR01M + 3.75%) 8/13/26 ●	362,093	365,261
Ultimate Software Group 1st Lien 5.794% (LIBOR01M + 3.75%) 5/3/26 ●	712,676	717,219
United Rentals North America Tranche B 1st Lien 3.794% (LIBOR01M + 1.75%) 10/31/25 ●	49,500	49,794
US Foods Tranche B 1st Lien 0.00% 9/13/26 X	815,500	819,768
USI Tranche B 1st Lien 5.104% (LIBOR03M + 3.00%) 5/16/24 ●	1,429,126	1,406,498

		Principal amount°	Value (US $)
Loan Agreements (continued)
USIC Holdings 1st Lien 5.294% (LIBOR01M + 3.25%) 12/9/23 ●		481,035	$478,028
Vistra Operations Tranche B3 1st Lien 4.036% (LIBOR01M + 2.00%) 12/31/25 ●		525,893	528,029
VVC Holding Tranche B 1st Lien 6.681% (LIBOR03M + 4.50%) 2/11/26 ●		402,975	401,380
Wand NewCo 3 Tranche B 1st Lien 5.542% (LIBOR01M + 3.50%) 2/5/26 ●		295,000	296,798
Zayo Group Tranche B2 1st Lien 4.294% (LIBOR01M + 2.25%) 1/19/24 ●		933,567	936,679
ZelisRedCard Tranche B 1st Lien 0.00% 9/30/26 X		567,000	561,330

Total Loan Agreements (cost $47,238,549)			47,248,997

Sovereign Bonds – 1.49%Δ
Argentina – 0.03%
Argentine Republic Government International Bonds
5.625% 1/26/22		1,482,000	644,685
6.875% 1/11/48		165,000	70,127

			714,812

Bahrain – 0.01%
Bahrain Government International Bond 144A 5.625% 9/30/31 #		265,000	267,809

			267,809

Cyprus – 0.06%
Cyprus Government International Bond 3.875% 5/6/22	EUR	1,200,000	1,446,105

			1,446,105

Egypt – 0.17%
Egypt Government International Bonds
144A 5.577% 2/21/23 #		2,900,000	2,967,521
144A 7.60% 3/1/29 #		505,000	535,877
144A 8.70% 3/1/49 #		605,000	652,332

			4,155,730

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
El Salvador – 0.03%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	620,000	$633,175

		633,175

Ghana – 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #	531,000	546,050

		546,050

Ivory Coast – 0.04%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #	1,150,000	1,110,813

		1,110,813

Japan – 0.03%
Japan Bank for International Cooperation 2.125% 6/1/20	700,000	700,037

		700,037

Kenya – 0.03%
Kenya Government International Bond 144A 8.00% 5/22/32 #	635,000	667,109

		667,109

Kuwait – 0.14%
Kuwait International Government Bond 144A 2.75% 3/20/22 #	3,400,000	3,449,824

		3,449,824

Mexico – 0.02%
Mexico Government International Bond 4.35% 1/15/47	600,000	620,946

		620,946

Nigeria – 0.03%
Nigeria Government International Bond 144A 7.875% 2/16/32 #	620,000	654,391

		654,391

Qatar – 0.14%
Qatar Government International Bonds 144A 4.00% 3/14/29 #	490,000	543,625

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Qatar (continued)
Qatar Government International Bonds 144A 5.103% 4/23/48 #	2,200,000	$2,817,210

		3,360,835

Russia – 0.03%
Russian Foreign Bond - Eurobond 144A 4.25% 6/23/27 #	600,000	639,213

		639,213

Saudi Arabia – 0.38%
Saudi Government International Bonds
2.375% 10/26/21	200,000	200,512
144A 2.875% 3/4/23 #	2,200,000	2,238,335
3.25% 10/26/26	1,000,000	1,034,447
144A 4.50% 10/26/46 #	800,000	894,048
144A 5.00% 4/17/49 #	4,200,000	5,065,158

		9,432,500

Senegal – 0.02%
Senegal Government International Bond 144A 6.75% 3/13/48 #	589,000	569,142

		569,142

South Africa – 0.13%
Republic of South Africa Government International Bonds
4.85% 9/30/29	3,000,000	2,993,367
5.75% 9/30/49	308,000	306,863

		3,300,230

Sri Lanka – 0.02%
Sri Lanka Government International Bond 144A 7.55% 3/28/30 #	490,000	483,341

		483,341

Turkey – 0.05%
Turkey Government International Bonds
5.75% 5/11/47	200,000	174,850
6.35% 8/10/24	450,000	459,007
7.625% 4/26/29	500,000	532,546

		1,166,403

(continues)	39

Schedules of investments

Optimum Fixed Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ukraine – 0.06%
Ukraine Government International Bonds
144A 7.75% 9/1/26 #		900,000	$941,394
144A 9.75% 11/1/28 #		515,000	591,295

			1,532,689

United Kingdom – 0.00%
United Kingdom Gilt 1.75% 9/7/22	GBP	100,000	128,173

			128,173

Uruguay – 0.02%
Uruguay Government International Bond 4.375% 1/23/31		515,000	569,466

			569,466

Uzbekistan – 0.03%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #		690,000	759,918

			759,918

Total Sovereign Bonds (cost $34,860,815)			36,908,711

Supranational Bank – 0.04%
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		1,000,000	1,066,000

Total Supranational Bank (cost $980,740)			1,066,000

US Treasury Obligations – 29.48%
US Treasury Bonds
2.50% 2/15/45		37,100,000	39,962,933
2.75% 8/15/42		900,000	1,011,656
2.75% 11/15/42		1,400,000	1,572,566
2.875% 5/15/43		2,200,000	2,524,801
2.875% 8/15/45		16,700,000	19,262,406
3.00% 5/15/47		900,000	1,067,502
3.00% 8/15/48		3,770,000	4,487,773
3.125% 5/15/48		1,490,000	1,812,853
4.375% 5/15/40		100,000	140,781
US Treasury Inflation Indexed Notes
0.125% 4/15/22		3,376,000	3,343,601
0.125% 7/15/26		21,408	21,392
0.25% 1/15/25		9,532,600	9,567,492
0.25% 7/15/29		37,513,696	37,940,553
0.375% 7/15/27		7,132,248	7,257,302
0.625% 4/15/23		3,036,814	3,063,864

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Inflation Indexed Notes
0.625% 1/15/26	8,746,299	$8,980,145
0.75% 7/15/28	2,555,319	2,687,956
0.875% 1/15/29	29,975,245	31,881,143
1.75% 1/15/28	14,843,364	16,711,655
2.375% 1/15/25	9,255,752	10,313,680
2.375% 1/15/27	1,653,951	1,912,979
2.50% 1/15/29	35,851	43,383
US Treasury Notes
1.125% 8/31/21	13,800,000	13,662,269
1.25% 8/31/24	25,600,000	25,248,000
1.50% 9/30/24	2,085,000	2,080,235
1.625% 8/15/29	10,390,000	10,346,168
1.75% 6/30/24 ¥	204,905,000	206,693,949
1.875% 7/31/22	39,700,000	40,007,056
2.00% 10/31/21 ¥	1,600,000	1,611,438
2.00% 11/30/22 ¥	7,700,000	7,798,957
2.00% 5/31/24	25,200,000	25,710,398
2.00% 6/30/24	7,700,000	7,851,744
2.125% 11/30/24	9,400,000	9,657,032
2.25% 3/31/26	24,500,000	25,461,816
2.25% 2/15/27	3,400,000	3,547,953
2.375% 4/30/26	10,900,000	11,415,621
2.50% 1/31/21	19,600,000	19,787,960
2.50% 2/28/26	11,300,000	11,908,699
2.625% 7/31/20	12,000,000	12,075,937
2.625% 3/31/25	12,700,000	13,391,059
2.75% 7/31/23	46,200,000	48,217,642
2.75% 2/15/24 ¥	4,000,000	4,200,000
2.875% 7/31/25	15,500,000	16,598,623
2.875% 11/30/25	8,100,000	8,699,748

Total US Treasury Obligations (cost $709,798,634)		731,540,720

	Number of shares
Common Stock – 0.00%
Adelphia Recovery Trust =†	1	—
Century Communications =†	1,975,000	—

Total Common Stock (cost $59,791)		—

Convertible Preferred Stock – 0.04%
A Schulman 6.00% exercise price $52.33 y	1,042	1,096,705

Total Convertible Preferred Stock (cost $993,350)		1,096,705

	Number of shares	Value (US $)
Preferred Stock – 0.03%
General Electric 5.00%µ	300,000	$285,081
USB Realty 144A 3.45% (LIBOR03M + 1.147%)#●	500,000	428,260

Total Preferred Stock (cost $749,685)		713,341

Short-Term Investments – 1.28%
	Principal amount°
Discount Notes – 0.09%≠
Federal Home Loan Bank
1.805% 10/25/19	1,800,000	1,797,756
1.837% 10/30/19	500,000	499,247

		2,297,003

	Number of shares
Money Market Mutual Funds – 1.19%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	5,890,383	5,890,627
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	5,890,383	5,890,628
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	5,890,383	5,890,627
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	5,890,383	5,890,627
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	5,890,383	5,890,545

		29,453,054

Total Short-Term Investments (cost $31,750,033)		31,750,057

Total Value of Securities Before Options Written – 122.94% (cost $2,979,331,594)		3,050,583,528

Number of contracts		Value (US $)
Options Written – 0.00%
Currency Call Options – 0.00%
MXN vs USD strike price $20.68, expiration date 12/09/19, notional amount ($126,065,280) (CITI)	(6,096,000)	$(41,154)
MXN vs USD strike price $20.97, expiration date 12/04/19, notional amount ($37,746,000) (BNP)	(1,800,000)	(7,648)

		(48,802)

Total Options Written (premium received $72,331)		(48,802)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2019, the aggregate value of Rule 144A securities was 404,254,734, which represents 16.29% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

♦

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

PIK. 78% of the income received was in cash and 22% was in principal.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Sept. 30, 2019. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

†	Non-income producing security.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Sept. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M,etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the

(continues)	41

Schedules of investments

Optimum Fixed Income Fund

issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Sept. 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
¥	Fully or partially pledged as collateral for futures and swap contracts.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Sept. 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BA	EUR	(429,000)	USD	473,525	10/2/19	$5,866	$—
BA	GBP	7,761,000	USD	(9,562,867)	10/2/19	—	(19,532)
BA	GBP	(7,761,000)	USD	9,575,793	11/4/19	18,822	—
BA	JPY	782,300,000	USD	(7,352,621)	10/2/19	—	(116,541)
BA	JPY	(54,200,000)	USD	505,081	11/5/19	2,523	—
BNP	EUR	(33,225,000)	USD	36,896,628	10/2/19	677,536	—
BNP	SGD	(9,478,080)	USD	6,869,517	12/18/19	5,588	—
BNP	TWD	(101,653,561)	USD	3,242,434	11/21/19	—	(45,495)
CITI	GBP	(7,761,000)	USD	9,471,152	10/2/19	—	(72,183)
CITI	INR	23,338,266	USD	(321,223)	12/18/19	5,818	—
CITI	KRW	(128,438,975)	USD	107,913	12/18/19	563	—
JPMCB	BRL	15,046,834	USD	(3,627,578)	11/4/19	—	(15,428)
JPMCB	EUR	33,654,000	USD	(36,743,437)	10/2/19	—	(56,685)
JPMCB	EUR	(33,654,000)	USD	36,833,461	11/4/19	49,042	—
JPMCB	JPY	(782,300,000)	USD	7,365,375	10/2/19	129,294	—
JPMCB	TWD	(85,107,000)	USD	2,716,371	11/21/19	—	(36,367)

Total Foreign Currency Exchange Contracts						$895,052	$(362,231)

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	Bankers’ Acceptance	$(370,061)	$(370,268)	3/17/20	$207	$—	$38
2	Bankers’ Acceptance	370,476	370,438	9/14/20	38	—	(94)
(186)	Euro-B.T.P.	(29,566,245)	(29,433,927)	12/6/19	—	(132,318)	(34,074)
(45)	Euro-Bund	(8,546,570)	(8,647,311)	12/6/19	100,741	—	(2,372)
(32)	Long 10 yr Gilt	(5,281,753)	(5,250,048)	12/27/19	—	(31,705)	(6,296)
1,842	US Treasury 5 yr Notes	219,471,422	220,830,230	12/31/19	—	(1,358,808)	(82,688)
407	US Treasury 10 yr Notes	53,037,188	53,148,984	12/19/19	—	(111,796)	(43,206)
80	US Treasury 10 yr Ultra Bonds	11,392,500	11,491,418	12/19/19	—	(98,918)	(1,562)
411	US Treasury Long Bonds	66,710,438	68,111,055	12/19/19	—	(1,400,617)	(12,844)
(6)	US Treasury Ultra Bonds	(1,151,438)	(1,171,343)	12/19/19	19,905	—	(375)

Total Futures Contracts			$309,079,228		$120,891	$(3,134,162)	$(183,473)

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold Moody’s Ratings:
AT&T 2.45% 5/15/18 Baa2 6/20/24- Quarterly	1,800,000	1.000%	$21,098	$(4,637)	$25,735	$—	$658
Citigroup CDS 6.125% 6/30/20 WR 12/20/20-Quarterly	700,000	1.000%	6,365	4,479	1,886	—	9
Daimler CDS 0.625% 3/5/20 A2 12/20/20- Quarterly	EUR800,000	1.000%	9,141	6,174	2,967	—	(21)
CDX.NA.HY.32[5] 6/20/24- Quarterly	4,455,000	5.000%	314,336	184,405	129,931	—	13,582

			350,940	190,421	160,519	—	14,228

Over-The-Counter:
Protection Sold Moody’s Ratings:
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	1,078	(1,126)	2,204	—	—
BAML Republic of Colombia 10.375% 1/28/33 Baa2 6/20/22-Quarterly	250,000	1.000%	3,493	(2,070)	5,563	—	—
BNP Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	200,000	1.000%	2,156	(2,280)	4,436	—	—
CITI Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	100,000	1.000%	526	(3,443)	3,969	—	—
CITI Republic of Colombia 10.375% 1/28/33 /Baa2 6/20/24-Quarterly	200,000	1.000%	631	777	—	(146)	—
DB CMBX.NA.AAA[6] 10/17/57-Monthly	14,200,000	0.500%	181,735	(875,671)	1,057,406	—	—
DB Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21- Quarterly	200,000	1.000%	2,156	(2,251)	4,407	—	—

(continues)	43

Schedules of investments

Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Protection Sold Moody’s Ratings (continued):
GSC Republic of Brazil 4.25% 1/7/25 /Ba2 6/20/22-Quarterly	500,000	1.000%	$2,629	$(17,671)	$20,300	$—	$—
GSC Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	3,100,000	1.000%	33,416	(35,822)	69,238	—	—
JPMCB Mexico 5 yr CDS 5.950% 3/19/19 WR 12/20/19-Quarterly	7,100,000	1.000%	11,200	2,967	8,233	—	—
JPMCB South Africa 5.50% 3/9/20 Baa3 12/20/23-Quarterly	700,000	1.000%	(17,936)	(28,552)	10,616	—	—
JPMCB Republic of Colombia 10.375% 1/28/33 Baa2 6/20/21-Quarterly	100,000	1.000%	1,078	(1,140)	2,218	—	—
MSCS CMBX.NA.BBB-.6[5] 5/11/63-Monthly	5,405,000	3.000%	(457,377)	(617,251)	159,874	—	—

			(235,215)	(1,583,533)	1,348,464	(146)	—

Total CDS Contracts			$115,725	$(1,393,112)	$1,508,983	$(146)	$14,228

IRS Contracts[7]

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]	Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared:
2 yr IRS[8] 12/20/19- (Semiannually/ Quarterly)	1,100,000	2.00%/(2.156%)	$467	$(760)	$1,227	$—	$(1)
2 yr IRS[8] 6/28/21- (Semiannually/ Quarterly)	30,100,000	1.45%/(2.104%)	113,726	—	113,726	—	4,705
3 yr IRS[8] 6/21/20- (Semiannually/ Quarterly)	32,700,000	1.25%/(2.159%)	164,534	160,815	3,719	—	709
3 yr IRS[8] 6/20/21- (Semiannually/ Quarterly)	17,800,000	1.75%/(2.159%)	(21,084)	265,702	—	(286,786)	1,799
4 yr IRS[8] 12/16/19- (Semiannually/ Quarterly)	1,600,000	2.00%/(2.335%)	522	(343)	865	—	(1)

Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[3]		Fixed/Floating Interest Rate Paid (Received)	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to Brokers)
Centrally Cleared (continued):
5 yr IRS[8] 3/18/25- (Semiannually/ Quarterly)	GBP	47,400,000	0.75%/(0.852%)	$(495,092)	$51,272	$—	$(546,364)	$(60,333)
7 yr IRS[8] 12/16/22- (Semiannually/ Quarterly)		41,600,000	2.25%/(2.41%)	(915,801)	512,353	—	(1,428,154)	10,203
10 yr IRS[9] 3/20/28- (Semiannually/ Semiannually)	JPY	5,490,000,000	0.30%/0.061%	(1,585,870)	263,408	—	(1,849,278)	97,540
30 yr IRS[8] 6/15/46- (Semiannually/ Quarterly)		500,000	2.50%/(2.119%)	(85,350)	(18,942)	—	(66,408)	(623)
30 yr IRS[8] 12/21/46- (Semiannually/ Quarterly)		900,000	2.25%/(2.159%)	(105,370)	(65,582)	—	(39,788)	(1,107)
30 yr IRS[8] 6/20/48- (Semiannually/ Quarterly)		900,000	2.50%/(2.159%)	(162,452)	98,543	—	(260,995)	167,113
30 yr IRS[8] 12/11/49- (Semiannually/ Quarterly)		4,500,000	2.25%/(2.104%)	(633,233)	(5,963)	—	(627,270)	(5,988)
30 yr IRS[8] 1/15/50- (Semiannually/ Quarterly)		500,000	2.00%/(2.104%)	(39,849)	(3,595)	—	(36,254)	(623)
30 yr IRS[8] 1/16/50- (Semiannually/ Quarterly)		200,000	1.625%/(2.104%)	2,406	(2,835)	5,241	—	(241)
30 yr IRS[8] 1/22/50- (Semiannually/ Quarterly)		2,400,000	1.758%/(2.099%)	(44,611)	(14,510)	—	(30,101)	(2,931)
30 yr IRS[8] 2/3/50-(Semiannually/ Quarterly)		1,400,000	1.625%/(2.104%)	16,649	(5,676)	22,325	—	(1,690)

Total IRS Contracts				$(3,790,408)	$1,233,887	$147,103	$(5,171,398)	$208,531

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains)

on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

(continues)	45

Schedules of investments

Optimum Fixed Income Fund

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(291,824).

5Markit’s North America High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade is in the CDS market.

6Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

7An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

8Rate resets based on LIBOR03M.

9Rate resets based on JPY0006M.

Summary of abbreviations:

ABS – Asset-Backed Security

ARM – Adjustable Rate Mortgage

BA – Bank of America, N.A.

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BNP – BNP Paribas

BP0003M – 3 Month Sterling LIBOR Interest Rate

BRL – Brazilian Real

B.T.P. – Buoni del Tesoro Poliennali

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North America High Yield

CITI – Citibank, N.A.

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgage-Backed Index North America

COF 11 – Cost of Funds for the 11th District of San Francisco

DB – Deutsche Bank AG

DBJPM – Deutsche Bank JP Morgan

EUR – European Monetary Unit

EURIBOR – Euro Interbank Offered Rate

EUR003M – EURIBOR EUR 3 Month

FREMF – Freddie Mac Multifamily

GBP – British Pound Sterling

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSC – Goldman Sachs Bank USA

H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

HSBC – HSBC Bank USA, National Association

ICE – Intercontinental Exchange

INR – Indian Rupee

IRS – Interest Rate Swap

JPMBB – JPMorgan Barclays Bank

JPMCB – JPMorgan Chase Bank, National Association

JPMDB – JPMorgan Deutsche Bank

JPY – Japanese Yen

JPY0006M – Japanese Yen 6 Month LIBOR Interest Rate

KRW – South Korean Won

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR02M – ICE LIBOR USD 2 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

MASTR – Mortgage Asset Securitization Transactions, Inc.

MSCS – Morgan Stanley Capital Services LLC

MXN – Mexican Peso

PIK – Pay-in-Kind

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SGD – Singapore Dollar

TBA – To be announced

TWD – Taiwan Dollar

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund

September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.88%Δ
Australia – 2.68%
BHP Group ADR *	53,450	$2,639,361
Cochlear	12,524	1,759,507
Evolution Mining	166,841	510,120
Fortescue Metals Group	646,254	3,838,464
Newcrest Mining	66,475	1,559,139
Qantas Airways	756,476	3,211,570
QBE Insurance Group	79,731	675,909
St Barbara	61,981	121,319
Technology One	42,845	207,633
Western Areas	18,461	38,627

		14,561,649

Austria – 1.63%
Erste Group Bank †	97,100	3,211,008
Raiffeisen Bank International	37,374	867,265
Schoeller-Bleckmann Oilfield Equipment *	36,291	2,155,768
voestalpine *	114,550	2,631,918

		8,865,959

Belgium – 0.01%
Barco	232	45,820

		45,820

Brazil – 2.42%
Banco Bradesco ADR	451,120	3,672,117
Cia de Saneamento do Parana	10,320	210,377
Cosan Class A †	7,000	104,300
Direcional Engenharia	95,800	284,521
IRB Brasil Resseguros	169,800	1,532,101
Porto Seguro	78,100	1,110,894
Sul America	380,200	4,367,549
TOTVS	127,400	1,771,050
Trisul	47,300	110,880

		13,163,789

Cambodia – 0.08%
NagaCorp	270,000	422,343

		422,343

Canada – 7.98%
Bank of Montreal	76,351	5,623,528
Bank of Nova Scotia	14,100	800,864
Canadian Imperial Bank of Commerce	66,100	5,453,743
CGI †	8,100	640,492
Constellation Software	4,000	3,994,867
Great-West Lifeco	21,000	504,216
iA Financial	2,500	113,768

	Number of shares	Value (US $)
Common StockΔ (continued)
Canada (continued)
Magna International Class A	74,798	$3,987,044
Manulife Financial	163,600	3,000,702
Power Corp. of Canada	54,200	1,248,582
Power Financial	82,700	1,917,609
Rogers Communications Class B (US Shares) *	47,389	2,309,266
Royal Bank of Canada	86,234	6,995,183
Toronto-Dominion Bank	115,600	6,740,461
TransGlobe Energy	13,876	18,455

		43,348,780

Chile – 0.99%
Enel Americas ADR	382,759	3,486,934
Sociedad Quimica y Minera de Chile ADR *	67,414	1,873,435

		5,360,369

China/Hong Kong – 10.10%
Anhui Conch Cement Class H	1,289,000	7,655,683
ANTA Sports Products	479,000	3,963,299
Asia Cement China Holdings	393,862	474,381
Baidu ADR †	20,719	2,129,084
Build King Holdings	210,000	22,775
BYD Class H *	471,000	2,352,686
Changyou.com ADR	22,945	217,978
Chiho Environmental Group †	202,000	15,206
China BlueChemical Class H	330,000	79,577
China Life Insurance Class H	1,421,000	3,292,466
China Overseas Grand Oceans Group	218,833	99,397
China SCE Group Holdings	807,000	371,700
China Telecom ADR	3,668	167,151
China United Network Communications Class A	58,900	49,589
CNOOC	1,868,000	2,850,489
Country Garden Services Holdings	397,000	1,144,749
Dongfang Electric Class H	474,196	263,788
Gansu Qilianshan Cement Group Class A	357,400	473,636
Gemdale Properties & Investment	284,000	31,525
GoerTek Class A	621,500	1,530,591
Greenland Holdings Class A	1,127,700	1,115,315
Hilong Holding	176,000	19,087
Hisense Home Appliances Group Class H	516,000	495,742

(continues)	47

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Hopson Development Holdings	94,000	$94,028
Industrial & Commercial Bank of China Class H	5,159,000	3,455,701
Lenovo Group	418,000	278,926
Li Ning	280,500	805,243
Logan Property Holdings	610,000	868,571
Nanjing Iron & Steel Class A	821,100	353,129
NetEase ADR	4,323	1,150,696
On-Bright Electronics	15,000	79,106
PetroChina Class H	4,134,000	2,125,626
Poly Property Group	92,504	32,221
PPDAI Group ADR	270	783
Qudian ADR †	144,547	995,929
Risen Energy Class A	546,100	927,966
RiseSun Real Estate Development Class A	511,100	592,837
Sailun Group Class A	719,700	410,341
Sany Heavy Industry Class A	1,292,400	2,585,379
Shanghai Fosun Pharmaceutical Group Class H	638,500	1,714,843
Shanghai Shimao Class A	212,478	125,610
Shanxi Taigang Stainless Steel Class A	841,800	452,834
Shimao Property Holdings	289,000	844,393
Sinopec Engineering Group Class H	34,001	21,344
Sinopharm Group Class H	654,400	2,049,775
Sinotruk Hong Kong	545,375	808,561
Sunac China Holdings	487,000	1,957,271
Vipshop Holdings ADR †	8,166	72,841
Weichai Power Class H	602,000	867,933
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	176,993	447,045
WUS Printed Circuit Kunshan Class A	82,888	284,483
XCMG Construction Machinery Class A	1,835,900	1,139,336
Yuexiu Property	692,000	150,095
Zhejiang Yankon Group Class A	562,750	342,929

		54,851,669

Colombia – 0.66%
Almacenes Exito	9,000	46,552
Bancolombia ADR	72,180	3,569,301

		3,615,853

	Number of shares	Value (US $)
Common StockΔ (continued)
Czech Republic – 0.31%
Komercni banka	49,593	$1,676,611

		1,676,611

Denmark – 1.03%
H. Lundbeck	80,320	2,664,064
Novo Nordisk Class B	57,171	2,939,112

		5,603,176

Finland – 0.12%
Neste	19,345	640,354

		640,354

France – 4.58%
Capgemini	30,814	3,630,616
EDAP TMS ADR †	4,505	20,227
Ipsen	24,178	2,295,330
IPSOS	23,199	661,222
Peugeot	179,836	4,484,760
Safran	43,912	6,913,649
Societe Generale	104,719	2,869,441
Sodexo	35,476	3,982,708
Virbac †	167	38,225

		24,896,178

Germany – 3.35%
Allianz	16,441	3,832,164
Continental	25,838	3,314,682
Dermapharm Holding	1,717	67,540
Elmos Semiconductor	386	10,245
Merck	37,614	4,237,079
MTU Aero Engines	10,343	2,748,443
Muenchener Rueckversicherungs-Gesellschaft	4,198	1,086,250
Vonovia	57,677	2,926,368

		18,222,771

Greece – 0.02%
Motor Oil Hellas Corinth Refineries	3,926	91,659

		91,659

Hungary – 0.29%
MOL Hungarian Oil & Gas	57,125	537,403
OTP Bank	24,671	1,027,148

		1,564,551

India – 1.73%
HDFC Bank ADR	77,498	4,421,261
ICICI Bank ADR	389,552	4,744,743
Reliance Capital	641,988	222,847

		9,388,851

	Number of shares	Value (US $)
Common StockΔ (continued)
Indonesia – 0.00%
Bekasi Fajar Industrial Estate	1,699,100	$30,642

		30,642

Israel – 3.89%
Bank Hapoalim †	882,151	6,950,764
Bank Leumi Le-Israel	964,584	6,867,672
Check Point Software Technologies †	48,382	5,297,829
CyberArk Software †	13,558	1,353,360
Nice ADR †	4,718	678,448

		21,148,073

Italy – 2.21%
Assicurazioni Generali	87,620	1,698,015
Banca Mediolanum	9,086	68,234
Enel	853,421	6,372,706
Prysmian	180,675	3,879,456

		12,018,411

Japan – 10.82%
Advantest	2,900	128,069
Astellas Pharma	293,500	4,176,183
Denso	103,500	4,545,864
Fujitsu	76,400	6,115,533
Hitachi *	96,900	3,605,352
Internet Initiative Japan	1,600	36,328
Itochu Techno-Solutions	20,100	532,034
Japan Post Holdings	56,200	517,170
KDDI	25,200	658,405
Medipal Holdings	29,600	658,660
Mitsubishi UFJ Financial Group	538,000	2,728,686
Mixi	78,200	1,643,918
Nichiha	5,900	160,971
Nihon Unisys	2,900	93,336
Nippon Telegraph & Telephone	47,800	2,279,369
Noritake	600	22,058
NTT DOCOMO	150,300	3,826,829
Otsuka	20,400	812,227
Rohto Pharmaceutical	1,100	29,991
Secom	60,600	5,525,039
Showa	5,000	72,000
SoftBank Group	86,400	3,388,079
Sumitomo Dainippon Pharma	103,800	1,704,000
Sumitomo Mitsui Financial Group	23,500	803,075
Suzuken	88,500	4,747,283
Systena	3,800	56,442
T-Gaia	78,900	1,590,040

	Number of shares	Value (US $)
Common StockΔ (continued)
Japan (continued)
TIS	1,800	$103,713
Tokio Marine Holdings	17,700	946,019
Tokyo Electric Power Co. Holdings †	765,400	3,744,708
Tokyo Sangyo	1,401	6,401
Toray Industries	477,200	3,539,996

		58,797,778

Luxembourg – 0.68%
Eurofins Scientific *	7,940	3,690,152

		3,690,152

Malaysia – 0.04%
AMMB Holdings	218,200	215,751
Lii Hen Industries	26,800	20,034

		235,785

Mexico – 1.02%
Alpek	579,517	674,840
Corp. Inmobiliaria Vesta	53,466	82,039
Credito Real	75,575	86,053
Gentera	98,883	81,977
Grupo Aeroportuario del Centro Norte	19,792	117,775
Grupo Financiero Banorte Class O	608,300	3,278,544
Grupo Financiero Inbursa Class O	170,518	217,317
Orbia Advance	320,224	627,661
Qualitas Controladora	101,990	363,947

		5,530,153

Netherlands – 4.78%
ASM International	6,532	601,460
ASR Nederland	13,697	505,647
EXOR	48,394	3,242,888
Heineken	46,899	5,068,818
Koninklijke Ahold Delhaize	202,415	5,064,383
Koninklijke KPN	465,545	1,451,731
Koninklijke Philips	121,375	5,622,439
NXP Semiconductors	11,354	1,238,948
Royal Dutch Shell Class A	107,970	3,165,643

		25,961,957

New Zealand – 0.11%
Fisher & Paykel Healthcare	53,024	574,423

		574,423

Norway – 2.30%
DNB	298,140	5,251,569

(continues)	49

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
Norway (continued)
Equinor ADR *	212,123	$4,019,731
Norsk Hydro	917,768	3,228,150

		12,499,450

Philippines – 0.01%
Ginebra San Miguel	36,090	32,762

		32,762

Poland – 0.08%
Asseco Poland	24,238	308,558
Jastrzebska Spolka Weglowa	1,900	10,319
LiveChat Software	8,172	73,668
TEN Square Games	741	24,798

		417,343

Portugal – 0.01%
NOS SGPS	8,504	46,437

		46,437

Republic of Korea – 4.73%
Ahnlab	5,359	299,726
AK Holdings	623	16,380
BNK Financial Group	30,687	184,458
Daehan Steel	4,588	24,663
Daelim Industrial	9,638	837,982
DB †	5,542	3,532
DB HiTek	34,374	459,795
DGB Financial Group	55,979	348,655
DMS	6,768	29,875
Gabia	7,968	51,492
Hana Financial Group	3,806	112,161
Hancom	9,822	83,756
Handsome	2,323	56,708
Hanwha Aerospace †	2,216	78,088
Hanwha Investment & Securities †	24,762	43,680
HDC Hyundai Development Co-Engineering & Construction	2,880	79,094
Huneed Technologies †	3,303	19,882
Hyundai Wia	2,337	99,642
Industrial Bank of Korea	61,223	675,621
JB Financial Group	37,570	176,519
Kia Motors	69,333	2,643,134
KT ADR	213,894	2,419,141
LG Electronics	48,487	2,732,119
LG Uplus	43,138	492,274
LMS	15,005	217,646
Mcnex	9,985	197,838
MegaStudyEdu	4,907	139,684

	Number of shares	Value (US $)
Common StockΔ (continued)
Republic of Korea (continued)
NHN KCP	51,756	$923,789
S Net Systems	15,946	92,784
Samsung Electronics	137,458	5,636,680
Samsung Securities	25,793	762,264
SK Hynix	79,746	5,480,183
Top Engineering	7,295	52,754
UniTest	9,140	107,359
YAS	3,114	69,510
Zeus	2,096	20,502

		25,669,370

Russia – 0.06%
Globaltrans Investment GDR	3,093	26,600
Tatneft ADR	4,613	292,926

		319,526

Singapore – 1.26%
DBS Group Holdings	236,000	4,268,712
IGG	79,000	49,188
Jardine Cycle & Carriage	50,714	1,100,763
United Industrial	703,300	1,434,943

		6,853,606

South Africa – 0.19%
AECI	18,805	119,150
Anglo American Platinum	2,060	124,189
Momentum Metropolitan Holdings	88,888	109,459
Northam Platinum †	10,201	55,986
Reunert	21,958	100,040
Telkom	109,756	511,567

		1,020,391

Spain – 2.44%
Amadeus IT Group	96,850	6,937,512
Atlantica Yield	243,639	5,869,264
Cia de Distribucion Integral Logista Holdings	6,671	130,006
Iberdrola	29,457	306,169

		13,242,951

Sweden – 0.28%
Betsson †	7,275	35,215
Swedish Match	35,715	1,476,991

		1,512,206

Switzerland – 4.72%
Credit Suisse Group ADR †	252,222	3,079,631
Ferrexpo	1,036,110	2,052,969
Novartis	7,133	618,496

	Number of shares	Value (US $)
Common StockΔ (continued)
Switzerland (continued)
Novartis ADR *	68,753	$5,974,636
Roche Holding	46,289	13,470,908
Zehnder Group	11,237	449,795

		25,646,435

Taiwan – 4.01%
APCB	67,000	58,511
ASE Technology Holding	1,497,671	3,409,903
Asia Vital Components	477,000	584,237
Axiomtek	13,000	23,823
Chenbro Micom	32,000	75,824
Chia Chang	155,000	186,469
Chicony Electronics	86,000	253,326
China Life Insurance †	96,000	76,110
Compal Electronics	43,000	24,809
Elan Microelectronics	143,500	396,439
Eson Precision Ind	10,000	12,801
Farglory Land Development	55,000	64,812
Hannstar Board	94,000	123,455
Hon Hai Precision Industry	1,115,200	2,631,447
Kindom Development	37,000	32,726
Lite-On Technology	101,000	160,453
Lumax International	22,000	58,002
Phison Electronics	58,000	515,818
Primax Electronics	114,000	217,064
Radiant Opto-Electronics	518,000	1,978,334
Realtek Semiconductor	64,000	474,502
Simplo Technology	27,000	226,043
Sitronix Technology	79,000	424,071
Synnex Technology International	495,000	578,921
Taiwan Business Bank	1,529,892	628,354
Taiwan PCB Techvest	279,000	322,912
Taiwan Semiconductor Manufacturing	699,000	6,208,193
Topco Scientific	55,000	169,185
TPK Holding †	71,000	127,951
Tripod Technology	172,000	618,376
Unitech Printed Circuit Board	226,000	257,508
Winbond Electronics	1,043,000	599,754
Wistron	265,000	213,863
Yuanta Financial Holding	70,000	41,769

		21,775,765

Thailand – 1.17%
Krung Thai Bank NVDR	2,935,400	1,650,773
PTT Exploration & Production	104,700	414,213
PTT Exploration & Production NVDR	911,700	3,606,856

	Number of shares	Value (US $)
Common StockΔ (continued)
Thailand (continued)
Thanachart Capital NVDR	365,600	$681,354

		6,353,196

Turkey – 0.61%
Aksigorta	21,114	19,368
Dogan Sirketler Grubu Holding	1,241,079	336,258
Haci Omer Sabanci Holding	152,100	257,765
Logo Yazilim Sanayi Ve Ticaret †	3,548	25,220
Migros Ticaret †	23,775	87,404
Turkiye Garanti Bankasi †	837,821	1,514,814
Turkiye Halk Bankasi †	400,884	465,698
Turkiye Sise ve Cam Fabrikalari	574,083	474,760
Vestel Elektronik Sanayi ve Ticaret †	77,493	137,503

		3,318,790

United Arab Emirates – 0.11%
Air Arabia †	701,691	238,791
Emaar Properties	273,104	342,760

		581,551

United Kingdom – 8.60%
3i Group	35,040	502,568
Auto Trader Group ADR	15,123	23,289
BAE Systems	514,027	3,602,525
Barclays	1,723,358	3,186,908
Bloomsbury Publishing	18,837	55,586
BT Group	393,665	864,382
Diageo	168,067	6,887,537
Dialog Semiconductor †	21,808	1,032,315
Drax Group	18,085	61,417
Elektron Technology †	43,955	29,454
Evraz	45,957	264,224
Greggs	1,048	26,931
H&T Group	623	2,911
HSBC Holdings	497,835	3,823,258
Hudson Class A †	17,538	215,191
Indivior †	377,052	224,941
International Consolidated Airlines Group	201,763	1,178,369
ITV	1,331,777	2,061,595
Legal & General Group	161,027	491,809
London Stock Exchange Group	30,160	2,710,042
Nomad Foods †	79,045	1,620,423
RELX	173,164	4,120,196
Rio Tinto	51,397	3,214,760

(continues)	51

Schedules of investments

Optimum International Fund

	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
Rio Tinto ADR *	65,943	$3,434,971
Softcat	38,345	472,414
Standard Chartered	104,604	879,990
Unilever	95,070	5,714,728

		46,702,734

United States – 6.77%
Atlantic Power †	11,200	26,122
Atlassian Class A †	29,958	3,757,932
Carnival *	85,929	3,755,957
Core Laboratories	64,245	2,995,102
Everest Re Group	19,920	5,300,513
ICON †	96,215	14,176,316
JBS	790,600	6,225,931
Project Star =p†	1,420	421,168
Project Star Series G =p†	470	139,401

		36,798,442

Total Common Stock (cost $499,839,865)		537,098,711

Preferred Stock – 0.02%Δ
Colombia – 0.02%
Banco Davivienda 2.02%	9,006	108,693

Total Preferred Stock (cost $114,166)		108,693

Short-Term Investments – 0.66%
Money Market Mutual Funds – 0.66%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	711,221	711,227
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	711,221	711,226
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	711,221	711,226
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	711,221	711,226

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	711,221	$711,225

Total Short-Term Investments (cost $3,556,130)		3,556,130

Total Value of Securities Before Securities Lending Collateral – 99.56% (cost $503,510,161)		540,763,534

	Principal amount°
Securities Lending Collateral** – 2.44%
Certificates of Deposit – 0.33%≠
Australia & New Zealand Banking Group (Cayman) 2.00% 10/1/19	598,000	598,000
Bank of Nova Scotia (Toronto) 2.00% 10/1/19	598,000	598,000
Royal Bank of Canada (Toronto) 2.00% 10/1/19	598,000	598,000

		1,794,000

Repurchase Agreements – 2.11%
Bank of Montreal 2.30%, dated 9/30/19, to be repurchased on 10/1/19, repurchase price $2,213,013 (collateralized by US government obligations 0.00%–8.75% 2/27/20–4/30/24; market value $2,257,131)	2,212,872	2,212,872
Bank of Nova Scotia 2.35%, dated 9/30/19, to be repurchased on 10/1/19, repurchase price $3,092,432 (collateralized by US government obligations 0.00%–3.625% 10/1/19–9/9/49; market value $3,154,282)	3,092,230	3,092,230

	Principal amount°	Value (US $)
Securities Lending Collateral** (continued)
Repurchase Agreements (continued)
BofA Securities 2.30%, dated 9/30/19, to be repurchased on 10/1/19, repurchase price $3,092,428 (collateralized by US government obligations 1.25% 7/15/20; market value $3,154,078)	3,092,230	$3,092,230
Credit Agricole 2.30%, dated 9/30/19, to be repurchased on 10/1/19, repurchase price $3,092,428 (collateralized by US government obligations 2.00% 10/31/21; market value $3,154,076)	3,092,230	3,092,230

		11,489,562

Total Securities Lending Collateral (cost $13,283,562)		13,283,562

Total Value of Securities – 102.00% (cost $516,793,723)		$554,047,096◾

*	Fully or partially on loan.
**	See Note 7 in “Notes to financial statements “for additional information on securities lending collateral and non-cash collateral.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
◾	Includes $22,359,116 of securities loaned.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2019, the aggregate value of restricted securities was $560,569, which represented 0.10% of the Fund’s net assets. See the table below for additional details on restricted securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.

†	Non-income producing security.

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Project Star	5/7/14	$999,482	$421,168
Project Star Series G	10/29/14	396,443	139,401

Total		$1,395,925	$560,569

The following foreign currency exchange contracts were outstanding at Sept. 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BBH	BRL	(666,786)	USD	160,074	10/1/19	$—	$(394)
BBH	EUR	194,711	USD	(213,154)	10/1/19	—	(913)
BBH	EUR	190,443	USD	(207,602)	10/2/19	3	—
BBH	NOK	449,174	USD	(49,498)	10/1/19	—	(125)
BBH	NOK	581,897	USD	(64,097)	10/2/19	—	(133)
BBH	SGD	(1,125)	USD	814	10/1/19	—	—
BBH	SGD	(8,979)	USD	6,490	10/2/19	—	(6)

Total Foreign Currency Exchange Contracts						$3	$(1,571)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

(continues)	53

Schedules of investments

Optimum International Fund

Summary of abbreviations:

ADR – American Depositary Receipt

BBH – Brown Brothers Harriman & Co.

BRL – Brazilian Real

EUR – European Monetary Unit

GDR – Global Depositary Receipt

GS – Goldman Sachs

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

SGD – Singapore Dollar

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund

September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.04%²
Communication Services – 15.96%
Alphabet Class A †	30,792	$37,601,343
Alphabet Class C †	42,920	52,319,480
Comcast Class A	395,360	17,822,829
Facebook Class A †	493,218	87,832,261
IAC/InterActiveCorp †	30,061	6,552,396
Match Group	775	55,366
Netflix †	41,169	11,017,648
Tencent Holdings (China) (Hong Kong Exchange)	407,300	17,159,429
Tencent Music Entertainment Group ADR †	277,000	3,537,290
Walt Disney	262,789	34,246,662

		268,144,704

Consumer Discretionary – 18.10%
Advance Auto Parts	88,510	14,639,554
Alibaba Group Holding ADR †	235,822	39,436,513
Amazon.com †	69,180	120,090,254
Aptiv	122,181	10,681,063
Booking Holdings †	8,813	17,296,482
Chipotle Mexican Grill †	8,580	7,211,233
Dollar General	21,100	3,353,634
Dollar Tree †	72,090	8,229,794
Dollarama	227,526	8,145,494
Ferrari (Italy)	50,148	7,727,305
GrubHub †	117,320	6,594,557
Home Depot	78,190	18,141,644
Las Vegas Sands	107,100	6,186,096
McDonald’s	21,348	4,583,629
MercadoLibre †	4,413	2,432,578
MGM Resorts International	160,800	4,457,376
NIKE Class B	107,426	10,089,450
NVR †	1,147	4,263,800
Restaurant Brands International	39,913	2,839,411
Ulta Beauty †	1,920	481,248
Wynn Resorts	67,091	7,294,134

		304,175,249

Consumer Staples – 2.77%
Anheuser-Busch InBev ADR	181,650	17,283,998
Costco Wholesale	51,408	14,811,159
McCormick & Co.	54,123	8,459,425
Philip Morris International	77,954	5,919,047

		46,473,629

Energy – 0.86%
Concho Resources	29,800	2,023,420

	Number of shares	Value (US $)
Common Stock² (continued)
Energy (continued)
Pioneer Natural Resources	98,152	$12,344,577

		14,367,997

Financials – 3.97%
American Express	118,870	14,059,944
BlackRock	27,960	12,460,094
Charles Schwab	528,273	22,097,660
Chubb (Switzerland)	30,200	4,875,488
Intercontinental Exchange	59,022	5,445,960
S&P Global	2,342	573,743
TD Ameritrade Holding	153,823	7,183,534

		66,696,423

Healthcare – 12.09%
Alcon †	79,749	4,650,460
Alexion Pharmaceuticals †	141,678	13,875,943
Anthem	29,700	7,130,970
Becton Dickinson and Co.	47,363	11,980,944
BioMarin Pharmaceutical †	110,080	7,419,392
Centene †	134,446	5,816,134
Cigna	40,876	6,204,568
HCA Healthcare	51,127	6,156,713
Intuitive Surgical †	24,303	13,121,919
Johnson & Johnson	111,010	14,362,474
Stryker	71,832	15,537,262
Thermo Fisher Scientific	72,730	21,184,067
UnitedHealth Group	164,357	35,718,063
Vertex Pharmaceuticals †	75,794	12,841,020
WellCare Health Plans †	17,510	4,538,067
Zoetis	181,560	22,620,560

		203,158,556

Industrials – 10.33%
Boeing	95,954	36,507,618
CH Robinson Worldwide	80,577	6,831,318
Equifax	22,520	3,167,888
Fortive	103,606	7,103,227
Honeywell International	125,010	21,151,692
IHS Markit (United Kingdom) †	220,696	14,760,148
JB Hunt Transport Services	47,295	5,233,192
Northrop Grumman	22,098	8,282,109
Roper Technologies	30,966	11,042,476
TransUnion	107,853	8,747,957
Uber Technologies †	282,665	8,612,803
United Parcel Service Class B	155,310	18,609,244
Wabtec	103,915	7,467,332

(continues)	55

Schedules of investments

Optimum Large Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Industrials (continued)
WW Grainger	54,220	$16,111,473

		173,628,477

Information Technology – 29.95%
Adobe †	83,620	23,100,025
Akamai Technologies †	200,620	18,332,656
Apple	118,639	26,571,577
ASML Holding (Netherlands)	38,025	9,446,172
Atlassian Class A †	6,402	803,067
Fidelity National Information Services	227,965	30,264,633
Fiserv †	105,487	10,927,398
Global Payments	32,890	5,229,520
Hexagon AB Class B	93,747	4,519,718
Intuit	51,038	13,573,046
Marvell Technology Group	302,055	7,542,313
Mastercard Class A	108,561	29,481,911
Microsoft	666,280	92,632,908
Nutanix Class A †	238,210	6,253,014
NVIDIA	56,120	9,768,808
Oracle	324,520	17,858,336
Palo Alto Networks †	61,400	12,515,162
PayPal Holdings †	73,297	7,592,836
QUALCOMM	232,370	17,725,184
salesforce.com †	84,436	12,533,680
ServiceNow †	21,374	5,425,790
Slack Technologies Class A †	114,293	2,712,173
Splunk †	173,220	20,415,709
Symantec	126,395	2,986,714
Temenos †	29,025	4,856,645
Texas Instruments	120,640	15,591,514
Visa Class A	406,328	69,892,479
VMware Class A	115,739	17,367,794
Workday Class A †	41,868	7,115,885
Zoom Video Communications Class A †	2,777	211,607

		503,248,274

Materials – 2.04%
DuPont de Nemours	32,933	2,348,452
Ecolab	75,940	15,039,158
Linde	86,920	16,838,142

		34,225,752

Real Estate – 1.08%
Crown Castle International	18,790	2,611,998
Equinix	26,960	15,550,528

		18,162,526

	Number of shares	Value (US $)
Common Stock² (continued)
Utilities – 0.89%
NextEra Energy	29,827	$6,949,393
Sempra Energy	53,939	7,961,936

		14,911,329

Total Common Stock (cost $1,211,011,181)		1,647,192,916

Convertible Preferred Stock – 0.48%
Airbnb Private Placement
Series D =p†	23,130	2,617,160
Series E =p†	13,611	1,540,085
Magic Leap =p†	43,435	1,002,697
Uber Technologies Series G p†	34,197	989,883
WeWork Companies Series E =p†	20,913	356,148
Xiaoju Kuaizhi (China) =p†	32,416	1,568,464

Total Convertible Preferred Stock (cost $6,453,970)		8,074,437

Short-Term Investments – 1.29%
Money Market Mutual Funds – 1.29%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	4,341,518	4,342,416
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	4,341,519	4,342,418
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	4,341,519	4,342,416
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	4,341,519	4,342,417
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	4,341,519	4,342,095

Total Short-Term Investments (cost $21,711,762)		21,711,762

Total Value of Securities – 99.81% (cost $1,239,176,913)	$1,676,979,115

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
p

Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2019, the aggregate value of restricted securities was $8,074,437, which represented 0.48% of the Fund’s net assets. See Note 8 in “Notes to financial statements” and the following table, for additional details on restricted securities.

†	Non-income producing security.

Restricted securities

Investment	Date of Acquisition	Cost	Value
Airbnb Private Placement Series D	4/16/14	$941,693	$2,617,160
Airbnb Private Placement Series E	7/14/15	1,267,108	1,540,085
Magic Leap	1/20/16	1,000,438	1,002,697
Uber Technologies Series G	12/3/15	1,667,863	989,883
WeWork Companies Series E	6/23/15	687,820	356,148
Xiaoju Kuaizhi (China)	10/19/15	889,048	1,568,464

Total		$6,453,970	$8,074,437

The following foreign currency exchange contracts were outstanding at Sept. 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Depreciation
HSBC	HKD (1,751,294)	USD 223,368	10/3/19	$(89)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

GS – Goldman Sachs

HKD – Hong Kong Dollar

HSBC – Hong Kong Shanghai Bank

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

(continues)	57

Schedules of investments

Optimum Large Cap Value Fund

September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.40%²
Communication Services – 7.73%
Alphabet Class A †	7,003	$8,551,643
AT&T	604,052	22,857,328
Comcast Class A	961,675	43,352,309
Discovery Class A †	395,303	10,526,919
Omnicom Group	31,076	2,433,251
Verizon Communications	484,348	29,235,245
Walt Disney	80,496	10,490,239

		127,446,934

Consumer Discretionary – 2.07%
Aptiv	82,072	7,174,734
BorgWarner	95,049	3,486,397
Hanesbrands	87,124	1,334,740
Harley-Davidson	24,571	883,819
Lear	11,331	1,335,925
PVH	88,389	7,798,561
Royal Caribbean Cruises	112,332	12,168,926

		34,183,102

Consumer Staples – 8.21%
Altria Group	81,130	3,318,217
Archer-Daniels-Midland	104,475	4,290,788
Colgate-Palmolive	23,617	1,736,086
Danone (France)	46,234	4,072,742
Diageo (United Kingdom)	255,354	10,464,637
General Mills	21,956	1,210,215
JM Smucker	27,648	3,041,833
Kimberly-Clark	72,504	10,299,193
Mondelez International Class A	208,235	11,519,560
Nestle (Switzerland)	136,028	14,757,890
PepsiCo	140,603	19,276,671
Philip Morris International	155,032	11,771,580
Procter & Gamble	225,900	28,097,442
Reckitt Benckiser Group (United Kingdom)	45,943	3,583,676
Tyson Foods Class A	92,405	7,959,767

		135,400,297

Energy – 5.93%
Chevron	224,187	26,588,578
ConocoPhillips	180,140	10,264,377
Diamondback Energy	104,676	9,411,419
EOG Resources	177,083	13,143,100
Exxon Mobil	74,413	5,254,302
Marathon Petroleum	199,484	12,118,653
Phillips 66	89,853	9,200,947
Pioneer Natural Resources	13,439	1,690,223
Schlumberger	189,161	6,463,631

	Number of shares	Value (US $)
Common Stock² (continued)
Energy (continued)
Suncor Energy (Canada)	117,094	$3,693,519

		97,828,749

Financials – 25.79%
Allstate	79,855	8,678,641
American Express	111,998	13,247,123
Aon (United Kingdom)	99,068	19,176,593
Bank of America	914,786	26,684,308
Bank of New York Mellon	151,274	6,839,098
BB&T	233,627	12,468,673
Berkshire Hathaway Class B †	46,653	9,704,757
BlackRock	16,853	7,510,371
Charles Schwab	187,510	7,843,543
Chubb (Switzerland)	109,459	17,671,061
Citigroup	262,678	18,145,796
Discover Financial Services	142,489	11,554,433
E*TRADE Financial	177,557	7,757,465
Goldman Sachs Group	63,909	13,243,862
Hartford Financial Services Group	217,074	13,156,855
Intercontinental Exchange	114,323	10,548,583
JPMorgan Chase & Co.	602,725	70,934,705
Marsh & McLennan	87,570	8,761,380
MetLife	60,783	2,866,526
Moody’s	32,360	6,628,299
Nasdaq	96,368	9,574,161
PNC Financial Services Group	80,747	11,317,500
Prudential Financial	151,256	13,605,477
State Street	257,459	15,238,998
SunTrust Banks	162,025	11,147,320
T Rowe Price Group	35,301	4,033,139
Travelers	167,346	24,882,677
US Bancorp	323,006	17,875,152
Wells Fargo & Co.	479,619	24,191,982

		425,288,478

Healthcare – 14.64%
Abbott Laboratories	131,323	10,987,795
Biogen †	26,543	6,179,741
Cigna	134,006	20,340,771
Danaher	159,843	23,086,124
Eli Lilly & Co.	66,125	7,394,759
Gilead Sciences	120,707	7,650,410
Hill-Rom Holdings	90,011	9,471,858
Johnson & Johnson	201,893	26,120,916
McKesson	42,245	5,773,202
Medtronic (Ireland)	410,001	44,534,309
Merck & Co.	243,397	20,489,159

	Number of shares	Value (US $)
Common Stock² (continued)
Healthcare (continued)
Novartis (Switzerland)	21,073	$1,827,221
Pfizer	749,602	26,933,200
Roche Holding (Switzerland)	12,366	3,598,722
Thermo Fisher Scientific	73,999	21,553,689
UnitedHealth Group	25,453	5,531,446

		241,473,322

Industrials – 14.01%
3M	42,416	6,973,190
Canadian National Railway (Canada)	53,011	4,763,568
Caterpillar	69,512	8,780,061
Delta Air Lines	207,167	11,932,819
Eaton	111,606	9,280,039
Equifax	52,812	7,429,064
Honeywell International	149,088	25,225,690
Illinois Tool Works	83,713	13,100,247
Ingersoll-Rand	132,620	16,340,110
Johnson Controls International	303,162	13,305,780
Lockheed Martin	47,485	18,521,999
Northrop Grumman	88,558	33,190,653
Owens Corning	104,918	6,630,818
Quanta Services	277,170	10,477,026
Stanley Black & Decker	60,773	8,776,229
Textron	121,755	5,961,125
Union Pacific	63,119	10,224,016
United Technologies	70,976	9,689,644
Waste Management	90,042	10,354,830

		230,956,908

Information Technology – 8.13%
Accenture Class A (Ireland)	114,098	21,946,750
Analog Devices	56,515	6,314,421
Broadcom	46,437	12,819,863
Cisco Systems	256,223	12,659,978
Cognizant Technology Solutions Class A	54,351	3,275,463
DXC Technology	22,685	669,208
Fidelity National Information Services	83,574	11,095,284
Fiserv †	114,451	11,855,979
Intel	139,125	7,169,111
Microsoft	53,029	7,372,622
NXP Semiconductors (Netherlands)	31,320	3,417,638
ON Semiconductor †	477,450	9,171,815
Oracle	130,076	7,158,082

	Number of shares	Value (US $)
Common Stock² (continued)
Information Technology (continued)
Texas Instruments	147,313	$19,038,732

		133,964,946

Materials – 3.36%
Air Products & Chemicals	47,156	10,462,030
CF Industries Holdings	114,807	5,648,504
Corteva	34,743	972,804
DuPont de Nemours	86,579	6,173,948
Huntsman	325,698	7,575,735
PPG Industries	130,216	15,431,898
Sherwin-Williams	16,621	9,139,389

		55,404,308

Real Estate – 2.72%
Alexandria Real Estate Equities	33,618	5,178,517
AvalonBay Communities	28,812	6,204,088
Boston Properties	78,407	10,166,252
Equity LifeStyle Properties	32,258	4,309,669
Highwoods Properties	99,248	4,460,205
Prologis	131,670	11,220,917
Public Storage	13,753	3,373,198

		44,912,846

Utilities – 5.81%
American Electric Power	166,334	15,583,832
DTE Energy	106,108	14,108,120
Duke Energy	191,839	18,389,687
FirstEnergy	236,382	11,400,704
Southern	241,713	14,930,612
Xcel Energy	329,758	21,397,997

		95,810,952

Total Common Stock (cost $1,283,792,293)		1,622,670,842

Short-Term Investments – 1.48%
Money Market Mutual Funds – 1.48%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	4,867,750	4,868,827

(continues)	59

Schedules of investments

Optimum Large Cap Value Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	4,867,750	$4,868,829
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	4,867,750	4,868,827
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	4,867,750	4,868,828

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	4,867,750	$4,868,425

Total Short-Term Investments (cost $24,343,736)		24,343,736

Total Value of Securities – 99.88% (cost $1,308,136,029)		$1,647,014,578

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

The following foreign currency exchange contracts were outstanding at Sept. 30, 2019:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Depreciation
JPMS	CAD	493,181	USD	(372,459)	10/1/19	$(198)
MSC	CAD	190,416	USD	(143,785)	10/2/19	(54)

						$(252)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 5 in “Notes to financial statements.”

Summary of abbreviations:

CAD – Canadian Dollar

GS – Goldman Sachs

JPMS – JPMorgan Securities LLC

MSC – Morgan Stanley & Co.

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund

September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 96.05%²
Communication Services – 1.03%
Lions Gate Entertainment Class B †	88,943	$777,362
Sea ADR †	72,546	2,245,299
Zynga Class A †	351,785	2,047,389

		5,070,050

Consumer Discretionary – 9.72%
Boot Barn Holdings †	50,085	1,747,967
Burlington Stores †	21,339	4,263,959
Callaway Golf	73,879	1,433,991
CarMax †	23,789	2,093,432
Chegg †	43,509	1,303,094
Children’s Place	23,788	1,831,438
Eldorado Resorts †	65,654	2,617,625
Extended Stay America	139,133	2,036,907
Five Below †	39,469	4,977,041
Floor & Decor Holdings Class A †	27,623	1,412,916
Fox Factory Holding †	34,871	2,170,371
G-III Apparel Group †	60,539	1,560,090
Houghton Mifflin Harcourt †	155,269	827,584
International Game Technology	174,026	2,472,909
Lululemon Athletica (Canada) †	23,527	4,529,653
Media General CVR =†	49,291	0
Monro	22,464	1,774,881
Papa John’s International	40,624	2,126,666
Roku †	18,347	1,866,991
Skyline Champion †	81,506	2,452,516
Strategic Education	14,536	1,975,152
Wendy’s	123,435	2,466,231

		47,941,414

Consumer Staples – 2.33%
Boston Beer Class A †	3,461	1,260,081
Church & Dwight	51,917	3,906,235
Freshpet †	34,057	1,695,017
Performance Food Group †	100,616	4,629,342

		11,490,675

Energy – 1.06%
Diamondback Energy	26,336	2,367,870
GasLog (Monaco)	96,729	1,242,968
Parsley Energy Class A	96,534	1,621,771

		5,232,609

Financials – 7.16%
Argo Group International Holdings (Bermuda)	44,320	3,113,037
Essent Group	65,767	3,135,113

	Number of shares	Value (US $)
Common Stock² (continued)
Financials (continued)
Evercore Class A	39,868	$3,193,427
FirstCash	21,953	2,012,431
Focus Financial Partners Class A †	29,888	711,334
Goosehead Insurance Class A †	37,986	1,874,609
Hamilton Lane Class A	70,300	4,004,288
Palomar Holdings †	44,474	1,753,165
Signature Bank	12,133	1,446,496
Stifel Financial	51,014	2,927,183
SVB Financial Group †	34,458	7,199,999
Triumph Bancorp †	43,780	1,396,144
Virtu Financial Class A	63,439	1,037,862
Virtus Investment Partners	13,262	1,466,379

		35,271,467

Healthcare – 22.81%
ACADIA Pharmaceuticals †	38,237	1,376,150
Allscripts Healthcare Solutions †	135,780	1,490,864
Alnylam Pharmaceuticals †	18,075	1,453,591
Amedisys †	12,004	1,572,644
AMN Healthcare Services †	41,697	2,400,079
AtriCure †	84,938	2,118,354
Axogen †	63,118	787,713
Bluebird Bio †	11,509	1,056,756
CareDx †	58,036	1,312,194
Cerus †	198,322	1,022,350
CONMED	58,253	5,601,026
CryoPort †	78,825	1,289,183
DexCom †	92,044	13,736,647
Emergent BioSolutions †	29,535	1,544,090
Evolent Health Class A †	152,093	1,093,549
Exact Sciences †	53,357	4,821,872
Flexion Therapeutics †	76,516	1,048,652
Galapagos ADR †	7,094	1,082,970
Glaukos †	31,853	1,991,131
Haemonetics †	21,070	2,657,770
HealthEquity †	27,917	1,595,317
Horizon Therapeutics †	156,093	4,250,412
ICON (Ireland) †	22,057	3,249,878
Immunomedics †	83,884	1,112,302
Inspire Medical Systems †	94,133	5,743,996
Insulet †	28,041	4,624,802
Intercept Pharmaceuticals †	16,494	1,094,542
Invitae †	68,421	1,318,473
Ionis Pharmaceuticals †	19,123	1,145,659
Iovance Biotherapeutics †	63,624	1,157,957
Ironwood Pharmaceuticals †	125,604	1,078,310

(continues)	61

Schedules of investments

Optimum Small-Mid Cap Growth Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Healthcare (continued)
LHC Group †	12,064	$1,369,988
Mirati Therapeutics †	12,300	958,293
Momenta Pharmaceuticals †	81,954	1,062,124
Natera †	84,517	2,772,158
Novocure †	14,850	1,110,483
Omnicell †	26,380	1,906,483
Pacira BioSciences †	33,234	1,265,218
Penumbra †	11,751	1,580,392
PetIQ †	65,644	1,789,455
Portola Pharmaceuticals †	46,949	1,259,172
Sage Therapeutics †	21,041	2,951,842
Syneos Health †	64,976	3,457,373
Tabula Rasa HealthCare †	29,663	1,629,685
Tactile Systems Technology †	51,759	2,190,441
Tandem Diabetes Care †	114,081	6,728,497
Teladoc Health †	33,616	2,276,475
Vocera Communications †	41,109	1,013,337
Wright Medical Group (Netherlands) †	64,170	1,323,827

		112,474,476

Industrials – 18.16%
AAR	158,563	6,534,381
AGCO	27,143	2,054,725
AO Smith	41,491	1,979,536
ASGN †	52,209	3,281,858
Atkore International Group †	64,464	1,956,482
Chart Industries †	25,096	1,564,987
CIRCOR International †	47,070	1,767,479
Clean Harbors †	89,228	6,888,402
CoStar Group †	11,367	6,742,904
Dycom Industries †	22,683	1,157,967
FTI Consulting †	13,251	1,404,473
Gardner Denver Holdings †	67,543	1,910,791
GrafTech International	126,566	1,620,045
Granite Construction	59,494	1,911,542
Hub Group Class A †	36,134	1,680,231
IAA †	35,475	1,480,372
ICF International	28,748	2,428,344
Kansas City Southern	35,585	4,733,161
KAR Auction Services	39,418	967,712
Knight-Swift Transportation Holdings	47,017	1,706,717
Kratos Defense & Security Solutions †	318,044	5,914,028
Masco	125,243	5,220,128
Masonite International †	25,188	1,460,904
Mercury Systems †	20,400	1,655,868
Owens Corning	45,026	2,845,643

	Number of shares	Value (US $)
Common Stock² (continued)
Industrials (continued)
PGT Innovations †	92,484	$1,597,199
Schneider National Class B	100,976	2,193,199
SPX †	74,127	2,965,821
Tetra Tech	34,398	2,984,370
TransUnion	66,022	5,355,044
Wabash National	99,727	1,447,039
Woodward	19,556	2,108,723

		89,520,075

Information Technology – 30.34%
Ambarella †	119,769	7,525,685
Anaplan †	60,864	2,860,608
Benchmark Electronics	15,983	464,466
Benefitfocus †	41,992	999,829
Black Knight †	60,492	3,693,641
Box Class A †	129,015	2,136,488
Cabot Microelectronics	16,332	2,306,242
Carbon Black †	39,165	1,017,898
Ciena †	79,838	3,132,045
Cornerstone OnDemand †	52,446	2,875,090
Cree †	101,445	4,970,805
CyberArk Software (Israel) †	21,846	2,180,668
Cypress Semiconductor	116,992	2,730,593
Euronet Worldwide †	23,215	3,396,355
Everbridge †	27,308	1,685,177
Five9 †	92,619	4,977,345
FormFactor †	90,919	1,695,185
Inphi †	30,603	1,868,313
Keysight Technologies †	76,835	7,472,204
Lattice Semiconductor †	124,347	2,273,685
LiveRamp Holdings †	71,246	3,060,728
Lumentum Holdings †	55,920	2,995,075
Manhattan Associates †	21,479	1,732,711
Mimecast †	43,958	1,567,982
Nanometrics †	49,426	1,612,276
Napco Security Technologies †	68,430	1,746,334
NIC	100,928	2,084,163
Nuance Communications †	132,673	2,163,897
Okta †	24,832	2,444,959
PROS Holdings †	25,197	1,501,741
PTC †	40,330	2,749,699
Q2 Holdings †	80,060	6,314,332
Rapid7 †	101,863	4,623,562
RealPage †	61,349	3,856,398
RingCentral Class A †	37,821	4,752,587
Silicon Motion Technology ADR	36,578	1,293,032
SS&C Technologies Holdings	78,170	4,031,227

	Number of shares	Value (US $)
Common Stock² (continued)
Information Technology (continued)
SunPower †	337,400	$3,701,278
Talend ADR †	22,518	765,162
Tech Data †	19,216	2,003,076
Teradyne	77,355	4,479,628
Twilio Class A †	33,588	3,693,336
Tyler Technologies †	16,433	4,313,663
Verra Mobility †	127,796	1,833,873
Viavi Solutions †	201,234	2,818,282
WEX †	41,311	8,347,714
Zendesk †	101,387	7,389,085
Zuora Class A †	94,871	1,427,809

		149,565,931

Materials – 3.03%
Boise Cascade	65,098	2,121,544
Crown Holdings †	87,501	5,780,316
Element Solutions †	193,368	1,968,486
Orion Engineered Carbons (Luxembourg)	97,114	1,622,775
Steel Dynamics	52,351	1,560,060
US Concrete †	34,400	1,901,632

		14,954,813

Real Estate – 0.41%
QTS Realty Trust Class A	39,388	2,024,937

		2,024,937

Total Common Stock (cost $423,387,300)		473,546,447

Convertible Preferred Stock – 0.28%
Draftkings
Series D =†	83,549	172,111
Series D-1 =p†	100,507	207,044
Honest=p†	15,249	193,190
MarkLogic=p†	83,588	798,182

Total Convertible Preferred Stock (cost $2,362,296)		1,370,527

Short-Term Investments – 3.07%
Money Market Mutual Funds – 3.07%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	3,026,956	3,027,159

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	3,026,956	$3,027,159
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	3,026,956	3,027,158
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	3,026,956	3,027,158
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	3,026,956	3,027,056

Total Short-Term Investments (cost $15,135,690)		15,135,690

Total Value of Securities – 99.40% (cost $440,885,286)		$490,052,664

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
p

Restricted security.These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At Sept. 30, 2019, the aggregate value of restricted securities was $1,198,416 which represented 0.24% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. See Note 8 in “Notes to financial statements” and the following table for additional details on restricted securities.

†	Non-income producing security.

(continues)	63

Schedules of investments

Optimum Small-Mid Cap Growth Fund

Restricted Securities

Investment	Date of Acquisition	Cost	Value
Draftkings Series D-1	8/18/15	$388,676	$207,044
Honest	8/3/15	697,718	193,190
MarkLogic	4/27/15	970,808	798,182

Total		$2,057,202	$1,198,416

Summary of abbreviations:

ADR – American Depositary Receipt

CVR – Contingent Voting Rights

GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund

September 30, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.55%²
Communication Services – 1.09%
AMC Networks Class A †	30,800	$1,514,128
Cable One	2,207	2,769,123
CenturyLink	78,300	977,184
Entercom Communications Class A	206,300	689,042

		5,949,477

Consumer Discretionary – 10.75%
American Axle & Manufacturing Holdings †	114,200	938,724
American Eagle Outfitters	62,200	1,008,884
Bed Bath & Beyond	38,700	411,768
Bloomin’ Brands	177,810	3,365,943
BorgWarner	41,200	1,511,216
Brinker International	33,200	1,416,644
Capri Holdings †	15,000	497,400
Carter’s	46,135	4,207,973
Children’s Place	49,660	3,823,323
Cooper-Standard Holdings †	17,300	707,224
Dick’s Sporting Goods	47,100	1,922,151
Foot Locker	41,900	1,808,404
Goodyear Tire & Rubber	70,000	1,008,350
Harley-Davidson	43,800	1,575,486
Haverty Furniture	43,900	889,853
Installed Building Products †	46,230	2,650,828
Kohl’s	36,100	1,792,726
Lear	11,700	1,379,430
LKQ †	101,380	3,188,401
MDC Holdings	61,236	2,639,272
Nautilus †	61,000	82,350
Nordstrom	28,400	956,228
Office Depot	174,900	306,949
Oxford Industries	38,254	2,742,812
Papa John’s International	35,800	1,874,130
Penske Automotive Group	19,700	931,416
PulteGroup	53,000	1,937,150
PVH	16,200	1,429,326
Shoe Carnival	31,500	1,020,915
Signet Jewelers	12,800	214,528
Sonic Automotive Class A	76,300	2,396,583
Tenneco Class A	26,400	330,528
Toll Brothers	49,500	2,031,975
Whirlpool	10,600	1,678,616
Williams-Sonoma	47,020	3,196,420
Wyndham Destinations	12,500	575,250

		58,449,176

	Number of shares	Value (US $)
Common Stock² (continued)
Consumer Staples – 3.64%
BJ’s Wholesale Club Holdings †	155,810	$4,030,805
Ingles Markets Class A	35,400	1,375,644
Ingredion	14,500	1,185,230
J&J Snack Foods	14,104	2,707,968
Lamb Weston Holdings	42,025	3,056,058
Nomad Foods (United Kingdom) †	176,205	3,612,203
Pilgrim’s Pride †	59,400	1,903,473
Universal	25,300	1,386,693
Weis Markets	14,500	553,030

		19,811,104

Energy – 3.68%
Arch Coal Class A	10,300	764,260
Callon Petroleum †	585,865	2,542,654
Carrizo Oil & Gas †	64,400	552,874
Gulfport Energy †	150,700	408,397
HollyFrontier	40,000	2,145,600
Laredo Petroleum †	107,200	258,352
McDermott International †	70,728	142,871
PBF Energy Class A	50,100	1,362,219
Penn Virginia †	90,570	2,632,870
Southwestern Energy †	230,000	443,900
SRC Energy †	128,400	598,344
W&T Offshore †	179,300	783,541
World Fuel Services	33,400	1,333,996
WPX Energy †	569,040	6,026,134

		19,996,012

Financials – 25.15%
Ally Financial	69,800	2,314,568
American Financial Group	18,100	1,952,085
Annaly Capital Management	139,300	1,225,840
Apollo Commercial Real Estate Finance	77,600	1,487,592
Ares Capital	66,600	1,241,091
Assurant	53,760	6,764,083
Assured Guaranty (Bermuda)	34,400	1,529,424
Axis Capital Holdings (Bermuda)	25,900	1,728,048
Banco Latinoamericano de Comercio Exterior (Panama)	23,105	460,714
BankUnited	34,200	1,149,804
Berkshire Hills Bancorp	44,099	1,291,660
Cathay General Bancorp	33,600	1,167,096
Central Pacific Financial	30,500	866,200

(continues)	65

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Financials (continued)
CIT Group	61,800	$2,800,158
CNA Financial	60,200	2,964,850
CNO Financial Group	127,400	2,016,742
Customers Bancorp †	37,700	781,898
Everest Re Group (Bermuda)	32,310	8,597,368
First American Financial	30,200	1,782,102
First Busey	45,200	1,142,656
First Hawaiian	257,665	6,879,655
First Horizon National	200,800	3,252,960
Hancock Whitney	31,300	1,198,633
Hanmi Financial	56,800	1,066,704
HCI Group	7,500	315,300
Heritage Insurance Holdings	32,300	482,885
Hilltop Holdings	112,955	2,698,495
Hope Bancorp	122,400	1,755,216
Houlihan Lokey	118,945	5,364,419
Ladder Capital	79,394	1,371,134
Lazard Class A	39,600	1,386,000
Legg Mason	40,000	1,527,600
Mercury General	101,445	5,668,747
MGIC Investment	107,200	1,348,576
New Mountain Finance	71,900	979,997
New York Community Bancorp	341,060	4,280,303
Oaktree Specialty Lending	4,294	22,243
OFG Bancorp	60,700	1,329,330
Preferred Bank	26,200	1,372,356
Prospect Capital	160,841	1,059,942
Radian Group	69,500	1,587,380
Reinsurance Group of America	21,200	3,389,456
Santander Consumer USA Holdings	88,500	2,257,635
TCF Financial	249,776	9,508,971
Universal Insurance Holdings	41,300	1,238,587
Unum Group	75,700	2,249,804
Voya Financial	23,800	1,295,672
Washington Federal	194,782	7,204,986
Western Alliance Bancorp	118,150	5,444,352
White Mountains Insurance Group	5,080	5,486,400
Zions Bancorp	236,408	10,524,884

		136,812,601

Healthcare – 4.62%
Cooper	12,010	3,566,970
Innoviva †	86,900	915,926
Integra LifeSciences Holdings †	44,770	2,689,334

	Number of shares	Value (US $)
Common Stock² (continued)
Healthcare (continued)
Jazz Pharmaceuticals †	13,300	$1,704,262
Lannett †	44,200	495,040
Lantheus Holdings †	56,200	1,408,653
Mallinckrodt †	41,000	98,810
MEDNAX †	26,600	601,692
Owens & Minor	54,900	318,969
PerkinElmer	48,450	4,126,487
Quest Diagnostics	11,600	1,241,548
Select Medical Holdings †	83,200	1,378,624
STERIS	26,985	3,899,063
Universal Health Services Class B	17,920	2,665,600

		25,110,978

Industrials – 14.37%
ACCO Brands	146,000	1,441,020
Acuity Brands	13,900	1,873,581
Aircastle	55,700	1,249,351
Alaska Air Group	14,800	960,668
Allison Transmission Holdings	55,500	2,611,275
Apogee Enterprises	36,200	1,411,438
Atlas Air Worldwide Holdings †	24,100	608,043
Briggs & Stratton	39,700	240,582
Curtiss-Wright	30,975	4,007,236
Deluxe	29,800	1,464,968
Ennis	45,800	925,618
Hawaiian Holdings	45,300	1,189,578
Herman Miller	46,400	2,138,576
Hubbell	40,120	5,271,768
Huntington Ingalls Industries	34,845	7,379,823
IAA †	94,585	3,947,032
Interface	213,515	3,083,157
JetBlue Airways †	109,300	1,830,775
KAR Auction Services	94,585	2,322,062
ManpowerGroup	26,300	2,215,512
nVent Electric	213,150	4,697,826
Oshkosh	24,800	1,879,840
Owens Corning	22,400	1,415,680
Pentair (United Kingdom)	72,965	2,758,077
Pitney Bowes	45,300	207,021
Quanta Services	41,400	1,564,920
Regal Beloit	21,400	1,558,990
Ryder System	31,700	1,641,109
Snap-on	7,600	1,189,704
Spirit AeroSystems Holdings Class A	51,200	4,210,688
Terex	34,700	901,159

	Number of shares	Value (US $)
Common Stock² (continued)
Industrials (continued)
Textron	23,700	$1,160,352
Timken	37,000	1,609,870
Trinity Industries	47,700	938,736
Triton International	43,700	1,478,808
Wabash National	130,500	1,893,555
Woodward	26,531	2,860,838

		78,139,236

Information Technology – 11.20%
Amdocs	84,420	5,581,006
Arrow Electronics †	18,700	1,394,646
Avnet	44,000	1,957,340
Booz Allen Hamilton Holding	57,834	4,107,371
CACI International Class A †	27,530	6,366,588
Ciena †	47,800	1,875,194
Cirrus Logic †	27,400	1,468,092
CSG Systems International	18,200	940,576
Diodes †	43,900	1,762,585
FLIR Systems	52,452	2,758,451
Genpact	81,025	3,139,719
Jabil	74,000	2,646,980
Juniper Networks	98,000	2,425,500
Methode Electronics	33,100	1,113,484
Monolithic Power Systems	31,075	4,836,202
NCR †	67,500	2,130,300
ON Semiconductor †	139,500	2,679,795
Sanmina †	59,300	1,904,123
Seagate Technology	12,000	645,480
SYNNEX	3,965	447,649
Tech Data †	23,100	2,407,944
Teradyne	28,900	1,673,599
TTM Technologies †	84,100	1,025,599
Viavi Solutions †	184,445	2,583,152
Western Union	51,400	1,190,938
Xerox Holdings	61,300	1,833,483

		60,895,796

Materials – 7.61%
Albemarle	76,557	5,322,243
Cabot	26,400	1,196,448
Celanese Class A	19,000	2,323,510
Chemours	49,500	739,530
Cleveland-Cliffs	135,400	977,588
Domtar	45,500	1,629,355
Eagle Materials	62,169	5,595,832
Eastman Chemical	15,700	1,159,131
Huntsman	70,700	1,644,482
Kronos Worldwide	88,300	1,092,271
Owens-Illinois	59,800	614,146

	Number of shares	Value (US $)
Common Stock² (continued)
Materials (continued)
Packaging Corp. of America	14,200	$1,506,620
PolyOne	84,740	2,766,761
Rayonier Advanced Materials	65,400	283,182
Reliance Steel & Aluminum	21,500	2,142,690
RPM International	39,445	2,714,210
Schweitzer-Mauduit International	32,700	1,224,288
Steel Dynamics	26,600	792,680
Summit Materials Class A †	186,421	4,138,546
Trinseo	31,700	1,361,515
US Steel	34,000	392,700
Westrock	48,000	1,749,600

		41,367,328

Real Estate – 12.50%
Americold Realty Trust	154,236	5,717,529
Apple Hospitality REIT	68,979	1,143,672
Brandywine Realty Trust	371,455	5,627,543
Brixmor Property Group	121,300	2,461,177
CBL & Associates Properties	63,700	82,173
City Office REIT (Canada)	93,700	1,348,343
CoreCivic	56,200	971,136
Franklin Street Properties	93,612	791,958
Gaming And Leisure Properties	56,700	2,168,208
Hudson Pacific Properties	153,805	5,146,315
Industrial Logistics Properties Trust	63,789	1,355,516
Kite Realty Group Trust	75,900	1,225,785
Lexington Realty Trust	201,200	2,062,300
Medical Properties Trust	100,400	1,963,824
Office Properties Income Trust	45,688	1,399,880
Omega Healthcare Investors	39,200	1,638,168
One Liberty Properties	39,200	1,079,176
Outfront Media	75,200	2,089,056
Physicians Realty Trust	385,420	6,841,205
Piedmont Office Realty Trust Class A	78,300	1,634,904
Preferred Apartment Communities Class A	72,100	1,041,845
Retail Properties of America Class A	305,295	3,761,234
Retail Value	5,200	192,608
RPT Realty	104,000	1,409,200
Senior Housing Properties Trust	123,300	1,141,141
Service Properties Trust	104,300	2,689,897
SITE Centers	50,650	765,321

(continues)	67

Schedules of investments

Optimum Small-Mid Cap Value Fund

	Number of shares	Value (US $)
Common Stock² (continued)
Real Estate (continued)
STAG Industrial	211,630	$6,238,852
Summit Hotel Properties	63,000	730,800
VEREIT	205,200	2,006,856
Xenia Hotels & Resorts	60,500	1,277,760

		68,003,382

Utilities – 3.94%
AES	44,700	730,398
Alliant Energy	128,017	6,903,957
IDACORP	63,580	7,163,559
National Fuel Gas	55,200	2,589,984
South Jersey Industries	82,880	2,727,581
Vistra Energy	49,100	1,312,443

		21,427,922

Total Common Stock (cost $512,030,504)		535,963,012

Short-Term Investments – 1.71%
Money Market Mutual Funds – 1.71%
BlackRock FedFund - Institutional Shares (seven-day effective yield 1.86%)	1,863,769	1,864,146
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 1.86%)	1,863,769	1,864,146
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 1.86%)	1,863,769	1,864,145

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 1.85%)	1,863,769	$1,864,145
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 1.80%)	1,863,769	1,864,021

Total Short-Term Investments (cost $9,320,603)		9,320,603

Total Value of Securities – 100.26% (cost $521,351,107)		$545,283,615

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:

GS – Goldman Sachs

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Optimum Fund Trust

September 30, 2019 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Assets:
Investments, at value[1,2]	$3,050,583,528	$540,763,534	$1,676,979,115	$1,647,014,578	$490,052,664	$545,283,615
Short-term investments held as collateral for loaned securities, at value[3]	—	13,283,562	—	—	—	—
Cash	4,987,860	—	40,975	—	51,419	24,936
Cash collateral due from brokers	639,000	—	—	—	—	—
Foreign currencies, at value[4]	2,738,561	414,110	—	—	—	—
Receivable for securities sold	705,022,823	1,246,024	5,263,437	4,469,355	3,400,068	186,723
Dividends and interest receivable	14,196,896	1,409,035	347,745	2,360,605	134,148	742,308
Unrealized appreciation of credit default swap contracts	1,348,464	—	—	—	—	—
Receivable for fund shares sold	2,275,256	437,197	1,341,789	1,256,535	513,779	504,130
Upfront payments paid on interest rate swap contracts	1,352,093	—	—	—	—	—
Unrealized appreciation of foreign currency exchange contracts	895,052	3	—	—	—	—
Variation margin due from brokers on centrally cleared interest rate swap contracts	282,069	—	—	—	—	—
Upfront payments paid on credit default swap contracts	198,802	—	—	—	—	—
Swap payments receivable	113,297	—	—	—	—	—
Variation margin due from brokers on centrally cleared credit default swap contracts	14,249	—	—	—	—	—
Securities lending income receivable	—	14,694	—	—	—	—
Foreign tax reclaims receivable	—	1,310,589	34,457	453,592	—	1,512

Total assets	3,784,647,950	558,878,748	1,684,007,518	1,655,554,665	494,152,078	546,743,224

(continues)	69

Statements of assets and liabilities

Optimum Fund Trust

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Liabilities:
Options written, at value[5]	$48,802	$—	$—	$—	$—	$—
Cash due to custodian	—	716,619	—	247,415	—	—
Payable for securities purchased	1,292,110,197	533,134	705,031	3,138,190	74,582	1,808,452
Cash collateral due to brokers	4,092,000	—	—	—	—	—
Payable for fund shares redeemed	2,223,756	526,828	1,608,354	1,662,659	472,553	487,702
Swap payments payable	639,087	—	—	—	—	—
Dividend disbursing and transfer agent fees payable to affiliates	365,633	80,364	251,683	243,389	74,676	79,827
Variation margin due to brokers on futures contracts	183,473	—	—	—	—	—
Variation margin due to brokers on centrally cleared interest rate swap contracts	73,538	—	—	—	—	—
Obligation to return securities lending collateral	—	13,254,525	—	—	—	—
Variation margin due to brokers on centrally cleared credit default swap contracts	21	—	—	—	—	—
Interest payable for reverse repurchase agreements	29,769	—	—	—	—	—
Investment management fees payable to affiliates	1,027,235	308,992	966,113	869,708	404,705	390,693
Other accrued expenses	253,286	210,959	182,937	179,073	82,658	72,201
Administration expenses payable to affiliates	106,643	23,440	73,407	70,989	21,781	23,283
Distribution fees payable to affiliates	79,954	17,898	69,910	60,483	11,020	8,008
Accounting fees payable to affiliates	13,842	3,298	9,631	9,324	3,088	3,278
Trustees’ fees and expenses payable to affiliates	183	—	—	—	—	—
Upfront payments received on credit default swap contracts	1,591,914	—	—	—	—	—
Unrealized depreciation of foreign currency exchange contracts	362,231	1,571	89	252	—	—
Upfront payments received on interest rate swap contracts	118,206	—	—	—	—	—
Unrealized depreciation of credit default swap contracts	146	—	—	—	—	—
Other liabilities	—	29,165	—	—	—	—

Total liabilities	1,303,319,916	15,706,793	3,867,155	6,481,482	1,145,063	2,873,444

Total Net Assets	$2,481,328,034	$543,171,955	$1,680,140,363	$1,649,073,183	$493,007,015	$543,869,780

Net Assets Consist of:
Paid-in capital	$2,369,265,331	$502,724,974	$1,200,455,227	$1,267,989,226	$401,993,231	$498,927,237
Total distributable earnings (loss)	112,062,703	40,446,981	479,685,136	381,083,957	91,013,784	44,942,543

Total Net Assets	$2,481,328,034	$543,171,955	$1,680,140,363	$1,649,073,183	$493,007,015	$543,869,780

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Asset Value
Class A:
Net assets	$26,471,770	$6,792,646	$27,398,002	$23,279,461	$4,153,247	$3,023,857
Shares of beneficial interest outstanding, unlimited authorization, no par	2,670,383	542,667	1,588,641	1,381,120	319,272	241,814
Net asset value per share	$9.91	$12.52	$17.25	$16.86	$13.01	$12.50
Sales charge	4.50%	5.75%	5.75%	5.75%	5.75%	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$10.38	$13.28	$18.30	$17.89	$13.80	$13.26

Class C:
Net assets	$90,532,150	$20,028,714	$76,663,467	$67,705,851	$11,917,380	$9,001,904
Shares of beneficial interest outstanding, unlimited authorization, no par	9,170,014	1,647,548	5,446,049	4,079,303	1,128,634	832,663
Net asset value per share	$9.87	$12.16	$14.08	$16.60	$10.56	$10.81

Institutional Class:
Net assets	$2,364,324,114	$516,350,595	$1,576,078,894	$1,558,087,871	$476,936,388	$531,844,019
Shares of beneficial interest outstanding, unlimited authorization, no par	238,417,900	40,905,945	84,065,540	92,111,282	33,485,443	39,977,037
Net asset value per share	$9.92	$12.62	$18.75	$16.92	$14.24	$13.30

[1]Investments, at cost	$2,979,331,594	$503,510,161	$1,239,176,913	$1,308,136,029	$440,885,286	$521,351,107
[2]Including securities on loan	—	22,237,961	—	—	—	—
[3]Short-term investments held as collateral for loaned securities, at cost	—	13,283,562	—	—	—	—
[4]Foreign currencies, at cost	2,755,359	414,249	—	—	—	—
[5]Premium received	(72,331)	—	—	—	—	—

See accompanying notes, which are an integral part of the financial statements.

(continues)	71

Statements of operations

Optimum Fund Trust

Six months ended September 30, 2019 (Unaudited)

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Investment Income:
Interest	$40,503,462	$—	$13,101	$—	$—	$—
Dividends	589,223	11,702,734	7,835,876	19,781,465	1,061,049	6,586,169
Securities lending income	—	147,158	—	—	—	—
Foreign tax withheld	(1,753)	(1,134,034)	(65,331)	(73,715)	(5,705)	(851)

	41,090,932	10,715,858	7,783,646	19,707,750	1,055,344	6,585,318

Expenses:
Management fees	6,169,894	2,044,727	5,914,098	5,221,748	2,697,156	2,493,872
Distribution expenses — Class A	33,313	8,755	36,180	29,481	5,783	3,980
Distribution expenses — Class C	457,663	104,016	404,002	343,622	64,858	45,747
Dividend disbursing and transfer agent fees and expenses	2,210,008	500,942	1,558,674	1,474,970	473,799	486,063
Administration expenses	638,629	143,682	449,530	425,406	135,458	139,050
Reports and statements to shareholders expenses	278,361	59,513	129,043	125,429	59,123	64,633
Accounting fees	263,595	77,496	192,613	191,208	74,176	75,625
Trustees’ fees and expenses	147,654	32,998	103,065	98,664	30,969	32,255
Custodian fees	133,807	85,032	27,356	13,255	1,879	—
Pricing fees	98,529	44,683	829	1,123	1,529	531
Professional fees	73,729	33,887	68,071	48,649	33,288	26,577
Registration fees	52,884	37,554	37,553	41,303	33,200	38,994
Insurance fees	21,417	5,323	15,762	14,664	5,175	4,568
Investment interest expense	21,390	—	—	—	—	—
Tax services	2,388	15,512	440	233	366	584
Other	14,414	19,039	11,603	14,770	5,128	1,372

	10,617,675	3,213,159	8,948,819	8,044,525	3,621,887	3,413,851
Less expenses waived	—	(34,897)	—	—	(221,432)	(150,739)
Less expenses paid indirectly	(61,099)	(647)	(1,085)	(678)	(857)	(1,332)

Total operating expenses	10,556,576	3,177,615	8,947,734	8,043,847	3,399,598	3,261,780

Net Investment Income (Loss)	30,534,356	7,538,243	(1,164,088)	11,663,903	(2,344,254)	3,323,538

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments*	$30,467,846	$(5,745,450)	$31,869,723	$27,103,376	$33,715,008	$7,146,254
Foreign currencies	(2,265,246)	(275,514)	18,881	(6,085)	—	—
Foreign currency exchange contracts	3,758,854	81,624	(1,555)	(2,234)	—	—
Futures contracts	26,251,076	—	—	—	—	—
Options purchased	(132,227)	—	—	—	—	—
Options written	258,910	—	—	—	—	—
Swap contracts	(10,571,721)	—	—	—	—	—

Net realized gain (loss)	47,767,492	(5,939,340)	31,887,049	27,095,057	33,715,008	7,146,254

Net change in unrealized appreciation (depreciation) of:
Investments[1]	47,843,133	(4,011,902)	26,448,865	64,191,611	(46,661,822)	5,794,776
Foreign currencies	(10,873)	14,838	77	6,173	—	—
Foreign currency exchange contracts	(704,340)	38,675	(89)	(252)	—	—
Futures contracts	(7,465,226)	—	—	—	—	—
Options purchased	1,865	—	—	—	—	—
Options written	16,915	—	—	—	—	—
Swap contracts	(1,244,165)	—	—	—	—	—

Net change in unrealized appreciation (depreciation)	38,437,309	(3,958,389)	26,448,853	64,197,532	(46,661,822)	5,794,776

Net Realized and Unrealized Gain (Loss)	86,204,801	(9,897,729)	58,335,902	91,292,589	(12,946,814)	12,941,030

Net Increase (Decrease) in Net Assets Resulting from Operations	$116,739,157	$(2,359,486)	$57,171,814	$102,956,492	$(15,291,068)	$16,264,568

*Includes $970,052 related to the General Motors term loan litigation for Optimum Fixed Income Fund. See Note 10 in “Notes to financial statements.”

1Includes increase of $1,505 capital gain taxes accrued for Optimum International Fund.

See accompanying notes, which are an integral part of the financial statements.

(continues)	73

Statements of changes in net assets

Optimum Fund Trust

	Optimum Fixed Income Fund		Optimum International Fund
	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income	$30,534,356	$58,163,364	$7,538,243	$8,847,692
Net realized gain (loss)	47,767,492	8,315,411	(5,939,340)	16,112,694
Net change in unrealized appreciation (depreciation)	38,437,309	15,591,651	(3,958,389)	(56,422,559)

Net increase (decrease) in net assets resulting from operations	116,739,157	82,070,426	(2,359,486)	(31,462,173)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(561,554)	—	(546,784)
Class C	—	(1,203,061)	—	(1,499,301)
Institutional Class	—	(51,991,595)	—	(39,365,210)

	—	(53,756,210)	—	(41,411,295)

Capital Share Transactions:
Proceeds from shares sold:
Class A	441,533	1,751,281	219,686	330,547
Class C	1,831,077	5,847,263	479,810	729,533
Institutional Class	183,380,110	648,954,727	39,939,038	103,927,530

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	560,310	—	543,866
Class C	—	1,198,602	—	1,496,898
Institutional Class	—	51,943,066	—	39,321,117

	185,652,720	710,255,249	40,638,534	146,349,491

Cost of shares redeemed:
Class A	(1,836,087)	(6,131,707)	(663,054)	(1,312,596)
Class C	(7,549,564)	(20,944,368)	(2,024,174)	(5,447,612)
Institutional Class	(180,498,308)	(360,410,926)	(46,382,456)	(179,436,993)

	(189,883,959)	(387,487,001)	(49,069,684)	(186,197,201)

Increase (decrease) in net assets derived from capital share transactions	(4,231,239)	322,768,248	(8,431,150)	(39,847,710)

Net Increase (Decrease) in Net Assets	112,507,918	351,082,464	(10,790,636)	(112,721,178)
Net Assets:
Beginning of period	2,368,820,116	2,017,737,652	553,962,591	666,683,769

End of period	$2,481,328,034	$2,368,820,116	$543,171,955	$553,962,591

See accompanying notes, which are an integral part of the financial statements.

	Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,164,088)	$17,218	$11,663,903	$21,624,464
Net realized gain	31,887,049	146,317,831	27,095,057	23,082,346
Net change in unrealized appreciation (depreciation)	26,448,853	52,506,384	64,197,532	14,950,371

Net increase in net assets resulting from operations	57,171,814	198,841,433	102,956,492	59,657,181

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(3,720,629)	—	(928,291)
Class C	—	(12,410,195)	—	(2,178,499)
Institutional Class	—	(176,632,153)	—	(59,491,242)

	—	(192,762,977)	—	(62,598,032)

Capital Share Transactions:
Proceeds from shares sold:
Class A	333,496	663,486	343,995	761,830
Class C	380,660	985,223	641,647	1,550,682
Institutional Class	101,957,191	256,614,320	106,475,283	265,479,114

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	3,717,465	—	927,982
Class C	—	12,385,912	—	2,168,977
Institutional Class	—	176,362,602	—	59,415,403

	102,671,347	450,729,008	107,460,925	330,303,988

Cost of shares redeemed:
Class A	(3,509,857)	(6,759,803)	(2,276,384)	(4,397,534)
Class C	(9,180,499)	(24,946,229)	(6,421,898)	(16,899,124)
Institutional Class	(143,179,295)	(489,190,001)	(120,526,105)	(219,748,830)

	(155,869,651)	(520,896,033)	(129,224,387)	(241,045,488)

Increase (decrease) in net assets derived from capital share transactions	(53,198,304)	(70,167,025)	(21,763,462)	89,258,500

Net Increase (Decrease) in Net Assets	3,973,510	(64,088,569)	81,193,030	86,317,649
Net Assets:
Beginning of period	1,676,166,853	1,740,255,422	1,567,880,153	1,481,562,504

End of period	$1,680,140,363	$1,676,166,853	$1,649,073,183	$1,567,880,153

See accompanying notes, which are an integral part of the financial statements.

(continues)	75

Statements of changes in net assets

Optimum Fund Trust

	Optimum Small-Mid Cap Growth Fund		Optimum Small-Mid Cap Value Fund
	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19	Six months ended 9/30/19 (Unaudited)	Year ended 3/31/19
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(2,344,254)	$(4,658,161)	$3,323,538	$5,479,260
Net realized gain	33,715,008	61,283,820	7,146,254	26,854,009
Net change in unrealized appreciation (depreciation)	(46,661,822)	(9,645,134)	5,794,776	(53,926,698)

Net increase (decrease) in net assets resulting from operations	(15,291,068)	46,980,525	16,264,568	(21,593,429)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(928,456)	—	(242,207)
Class C	—	(3,041,672)	—	(753,203)
Institutional Class	—	(85,738,436)	—	(35,271,695)

	—	(89,708,564)	—	(36,267,105)

Capital Share Transactions:
Proceeds from shares sold:
Class A	41,769	160,509	54,390	121,099
Class C	76,782	213,105	140,679	210,799
Institutional Class	36,996,216	84,994,195	45,309,488	168,820,113

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	926,148	—	241,981
Class C	—	3,037,941	—	752,225
Institutional Class	—	85,636,988	—	35,239,137

	37,114,767	174,968,886	45,504,557	205,385,354

Cost of shares redeemed:
Class A	(542,544)	(1,252,045)	(389,381)	(585,193)
Class C	(1,252,831)	(3,872,832)	(878,624)	(2,290,436)
Institutional Class	(39,795,791)	(130,574,910)	(36,219,034)	(83,755,221)

	(41,591,166)	(135,699,787)	(37,487,039)	(86,630,850)

Increase (decrease) in net assets derived from capital share transactions	(4,476,399)	39,269,099	8,017,518	118,754,504

Net Increase (Decrease) in Net Assets	(19,767,467)	(3,458,940)	24,282,086	60,893,970
Net Assets:
Beginning of period	512,774,482	516,233,422	519,587,694	458,693,724

End of period	$493,007,015	$512,774,482	$543,869,780	$519,587,694

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Optimum Fixed Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$9.46	$9.35	$9.39	$9.37	$9.72	$9.54

Income (loss) from investment operations:
Net investment income[2]	0.11	0.23	0.22	0.20	0.20	0.20
Net realized and unrealized gain (loss)	0.34	0.08	(0.05)	— [3]	(0.28)	0.20

Total from investment operations	0.45	0.31	0.17	0.20	(0.08)	0.40

Less dividends and distributions from:
Net investment income	—	(0.20)	(0.21)	(0.18)	(0.25)	(0.22)
Net realized gain	—	—	—	—	(0.02)	—

Total dividends and distributions	—	(0.20)	(0.21)	(0.18)	(0.27)	(0.22)

Net asset value, end of period	$9.91	$9.46	$9.35	$9.39	$9.37	$9.72

Total return[4]	4.76%	3.37%	1.81%	2.03%	(0.63% )	4.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,472	$26,613	$30,150	$33,838	$39,545	$43,144
Ratio of expenses to average net assets	1.08%	1.08%	1.10%	1.17%	1.23%	1.17%
Ratio of expenses to average net assets prior to fees waived	1.08%	1.08%	1.10%	1.18%	1.23%	1.17%
Ratio of net investment income to average net assets	2.30%	2.43%	2.29%	2.12%	2.13%	2.11%
Ratio of net investment income to average net assets prior to fees waived	2.30%	2.43%	2.29%	2.11%	2.13%	2.11%
Portfolio turnover	144%	453%	403%	419%	536%	482%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	The amount is less than $0.005 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2015.

See accompanying notes, which are an integral part of the financial statements.

(continues)	77

Financial highlights

Optimum Fixed Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$9.45	$9.34	$9.38	$9.37	$9.71	$9.53

Income (loss) from investment operations:
Net investment income[2]	0.08	0.16	0.15	0.13	0.13	0.13
Net realized and unrealized gain (loss)	0.34	0.07	(0.05)	(0.01)	(0.27)	0.20

Total from investment operations	0.42	0.23	0.10	0.12	(0.14)	0.33

Less dividends and distributions from:
Net investment income	—	(0.12)	(0.14)	(0.11)	(0.18)	(0.15)
Net realized gain	—	—	—	—	(0.02)	—

Total dividends and distributions	—	(0.12)	(0.14)	(0.11)	(0.20)	(0.15)

Net asset value, end of period	$9.87	$9.45	$9.34	$9.38	$9.37	$9.71

Total return[3]	4.44%	2.52%	1.06%	1.27%	(1.39% )	3.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,532	$92,295	$105,194	$124,024	$153,266	$166,154
Ratio of expenses to average net assets	1.83%	1.83%	1.85%	1.92%	1.98%	1.92%
Ratio of expenses to average net assets prior to fees waived	1.83%	1.83%	1.85%	1.93%	1.98%	1.92%
Ratio of net investment income to average net assets	1.55%	1.68%	1.54%	1.37%	1.38%	1.36%
Ratio of net investment income to average net assets prior to fees waived	1.55%	1.68%	1.54%	1.36%	1.38%	1.36%
Portfolio turnover	144%	453%	403%	419%	536%	482%[4]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2015.

See accompanying notes, which are an integral part of the financial statements.

Optimum Fixed Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$9.45	$9.34	$9.39	$9.37	$9.72	$9.54

Income (loss) from investment operations:
Net investment income[2]	0.12	0.25	0.24	0.23	0.23	0.23
Net realized and unrealized gain (loss)	0.35	0.08	(0.05)	(0.01)	(0.28)	0.19

Total from investment operations	0.47	0.33	0.19	0.22	(0.05)	0.42

Less dividends and distributions from:
Net investment income	—	(0.22)	(0.24)	(0.20)	(0.28)	(0.24)
Net realized gain	—	—	—	—	(0.02)	—

Total dividends and distributions	—	(0.22)	(0.24)	(0.20)	(0.30)	(0.24)

Net asset value, end of period	$9.92	$9.45	$9.34	$9.39	$9.37	$9.72

Total return[3]	4.97%	3.65%	1.96%	2.40%	(0.48% )	4.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,364,324	$2,249,912	$1,882,394	$1,725,289	$1,892,775	$1,826,156
Ratio of expenses to average net assets	0.83%	0.83%	0.85%	0.92%	0.98%	0.92%
Ratio of expenses to average net assets prior to fees waived	0.83%	0.83%	0.85%	0.93%	0.98%	0.92%
Ratio of net investment income to average net assets	2.55%	2.68%	2.54%	2.37%	2.38%	2.36%
Ratio of net investment income to average net assets prior to fees waived	2.55%	2.68%	2.54%	2.36%	2.38%	2.36%
Portfolio turnover	144%	453%	403%	419%	536%	482%[4]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of the addition of Delaware Management Company’s diversified floating rate investment strategy and Pacific Investment Management Company, LLC’s low-duration investment strategy on Feb. 1, 2014, to the Fund’s principal investment strategy, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2015.

See accompanying notes, which are an integral part of the financial statements.

(continues)	79

Financial highlights

Optimum International Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$12.59	$14.42	$12.27	$10.95	$11.66	$12.57

Income (loss) from investment operations:
Net investment income[2]	0.16	0.17	0.12	0.11	0.08	0.06
Net realized and unrealized gain (loss)	(0.23)	(1.00)	2.29	1.31	(0.73)	(0.84)

Total from investment operations	(0.07)	(0.83)	2.41	1.42	(0.65)	(0.78)

Less dividends and distributions from:
Net investment income	—	(0.18)	(0.11)	(0.10)	(0.06)	(0.13)
Net realized gain	—	(0.82)	(0.15)	—	—	—

Total dividends and distributions	—	(1.00)	(0.26)	(0.10)	(0.06)	(0.13)

Net asset value, end of period	$12.52	$12.59	$14.42	$12.27	$10.95	$11.66

Total return[3]	(0.56% )	(5.33% )	19.74%	13.08%	(5.58% )	(6.25% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,793	$7,275	$8,704	$8,680	$9,117	$10,291
Ratio of expenses to average net assets	1.37%	1.37%	1.36%	1.48%	1.56%	1.47%
Ratio of expenses to average net assets prior to fees waived	1.38%	1.37%	1.36%	1.48%	1.56%	1.47%
Ratio of net investment income to average net assets	2.55%	1.30%	0.90%	0.93%	0.74%	0.51%
Ratio of net investment income to average net assets prior to fees waived	2.54%	1.30%	0.90%	0.93%	0.74%	0.51%
Portfolio turnover	25%	63%	52%	68%	47%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum International Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16		3/31/15
Net asset value, beginning of period	$12.27	$14.06	$11.98	$10.69	$11.41		$12.29

Income (loss) from investment operations:
Net investment income (loss)[2]	0.11	0.07	0.02	0.02	—	[3]	(0.03)
Net realized and unrealized gain (loss)	(0.22)	(0.98)	2.23	1.30	(0.72)		(0.83)

Total from investment operations	(0.11)	(0.91)	2.25	1.32	(0.72)		(0.86)

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.02)	(0.03)	—		(0.02)
Net realized gain	—	(0.82)	(0.15)	—	—		—

Total dividends and distributions	—	(0.88)	(0.17)	(0.03)	—		(0.02)

Net asset value, end of period	$12.16	$12.27	$14.06	$11.98	$10.69		$11.41

Total return[4]	(0.90% )	(6.07% )	18.82%	12.32%	(6.31%	)	(7.00% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,029	$21,763	$28,046	$29,544	$31,777		$35,996
Ratio of expenses to average net assets	2.12%	2.12%	2.11%	2.23%	2.31%		2.22%
Ratio of expenses to average net assets prior to fees waived	2.13%	2.12%	2.11%	2.23%	2.31%		2.22%
Ratio of net investment income (loss) to average net assets	1.80%	0.55%	0.15%	0.18%	(0.01%	)	(0.24% )
Ratio of net investment income (loss) to average net assets prior to fees waived	1.79%	0.55%	0.15%	0.18%	(0.01%	)	(0.24% )
Portfolio turnover	25%	63%	52%	68%	47%		117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Amount is less than $(0.005) per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

(continues)	81

Financial highlights

Optimum International Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$12.68	$14.52	$12.35	$11.02	$11.74	$12.66

Income (loss) from investment operations:
Net investment income[2]	0.18	0.21	0.16	0.14	0.11	0.09
Net realized and unrealized gain (loss)	(0.24)	(1.02)	2.31	1.32	(0.74)	(0.85)

Total from investment operations	(0.06)	(0.81)	2.47	1.46	(0.63)	(0.76)

Less dividends and distributions from:
Net investment income	—	(0.21)	(0.15)	(0.13)	(0.09)	(0.16)
Net realized gain	—	(0.82)	(0.15)	—	—	—

Total dividends and distributions	—	(1.03)	(0.30)	(0.13)	(0.09)	(0.16)

Net asset value, end of period	$12.62	$12.68	$14.52	$12.35	$11.02	$11.74

Total return[3]	(0.47% )	(5.09% )	20.05%	13.36%	(5.38% )	(6.04% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$516,350	$524,925	$629,934	$525,431	$542,055	$477,884
Ratio of expenses to average net assets	1.12%	1.12%	1.11%	1.23%	1.31%	1.22%
Ratio of expenses to average net assets prior to fees waived	1.13%	1.12%	1.11%	1.23%	1.31%	1.22%
Ratio of net investment income to average net assets	2.80%	1.55%	1.15%	1.18%	0.99%	0.76%
Ratio of net investment income to average net assets prior to fees waived	2.79%	1.55%	1.15%	1.18%	0.99%	0.76%
Portfolio turnover	25%	63%	52%	68%	47%	117%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$16.70	$17.22	$16.84	$14.97	$17.00	$16.39

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.03)	(0.06)	(0.06)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	0.58	1.82	3.70	2.52	(0.20)	2.71

Total from investment operations	0.55	1.79	3.64	2.46	(0.30)	2.63

Less dividends and distributions from:
Net realized gain	—	(2.31)	(3.26)	(0.59)	(1.73)	(2.02)

Total dividends and distributions	—	(2.31)	(3.26)	(0.59)	(1.73)	(2.02)

Net asset value, end of period	$17.25	$16.70	$17.22	$16.84	$14.97	$17.00

Total return[3]	3.29%	11.60%	22.17%	16.83%	(2.27% )	17.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$27,398	$29,605	$32,254	$32,215	$33,787	$40,790
Ratio of expenses to average net assets	1.24%	1.25%	1.26%	1.35%	1.42%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.24%	1.25%	1.26%	1.38%	1.44%	1.37%
Ratio of net investment loss to average net assets	(0.33% )	(0.19% )	(0.31% )	(0.35% )	(0.62% )	(0.50% )
Ratio of net investment loss to average net assets prior to fees waived	(0.33% )	(0.19% )	(0.31% )	(0.38% )	(0.64% )	(0.50% )
Portfolio turnover	11%	25%	77%[4]	52%	88%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of ClearBridge Investments LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

(continues)	83

Financial highlights

Optimum Large Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$13.68	$14.62	$14.81	$13.34	$15.44	$15.16

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.14)	(0.17)	(0.15)	(0.20)	(0.19)
Net realized and unrealized gain (loss)	0.48	1.51	3.24	2.21	(0.17)	2.49

Total from investment operations	0.40	1.37	3.07	2.06	(0.37)	2.30

Less dividends and distributions from:
Net realized gain	—	(2.31)	(3.26)	(0.59)	(1.73)	(2.02)

Total dividends and distributions	—	(2.31)	(3.26)	(0.59)	(1.73)	(2.02)

Net asset value, end of period	$14.08	$13.68	$14.62	$14.81	$13.34	$15.44

Total return[3]	2.92%	10.74%	21.30%	15.88%	(2.98% )	16.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,663	$83,010	$97,658	$105,082	$114,907	$137,892
Ratio of expenses to average net assets	1.99%	2.00%	2.01%	2.10%	2.17%	2.12%
Ratio of expenses to average net assets prior to fees waived	1.99%	2.00%	2.01%	2.13%	2.19%	2.12%
Ratio of net investment loss to average net assets	(1.08% )	(0.94% )	(1.06% )	(1.10% )	(1.37% )	(1.25% )
Ratio of net investment loss to average net assets prior to fees waived	(1.08% )	(0.94% )	(1.06% )	(1.13% )	(1.39% )	(1.25% )
Portfolio turnover	11%	25%	77%[4]	52%	88%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of ClearBridge Investments LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$18.13	$18.46	$17.81	$15.76	$17.76	$17.00

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.01	(0.01)	(0.02)	(0.06)	(0.04)
Net realized and unrealized gain (loss)	0.63	1.97	3.92	2.66	(0.21)	2.82

Total from investment operations	0.62	1.98	3.91	2.64	(0.27)	2.78

Less dividends and distributions from:
Net realized gain	—	(2.31)	(3.26)	(0.59)	(1.73)	(2.02)

Total dividends and distributions	—	(2.31)	(3.26)	(0.59)	(1.73)	(2.02)

Net asset value, end of period	$18.75	$18.13	$18.46	$17.81	$15.76	$17.76

Total return[3]	3.42%	11.86%	22.50%	17.14%	(2.00% )	17.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,576,079	$1,563,552	$1,610,343	$1,348,419	$1,356,335	$1,413,059
Ratio of expenses to average net assets	0.99%	1.00%	1.01%	1.10%	1.17%	1.12%
Ratio of expenses to average net assets prior to fees waived	0.99%	1.00%	1.01%	1.13%	1.19%	1.12%
Ratio of net investment income (loss) to average net assets	(0.08% )	0.06%	(0.06% )	(0.10% )	(0.37% )	(0.25% )
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.08% )	0.06%	(0.06% )	(0.13% )	(0.39% )	(0.25% )
Portfolio turnover	11%	25%	77%[4]	52%	88%	86%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of ClearBridge Investments LLC replacing Fred Alger Management Inc. as one of the sub-advisors to Optimum Large Cap Growth Fund during the Fund’s fiscal year ending March 31, 2018, the Fund’s portfolio turnover rate increased during the year ended March 31, 2018.

See accompanying notes, which are an integral part of the financial statements.

(continues)	85

Financial highlights

Optimum Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$15.83	$15.89	$15.42	$15.13	$16.01	$15.36

Income (loss) from investment operations:
Net investment income[2]	0.10	0.19	0.17	0.17	0.17	0.12
Net realized and unrealized gain (loss)	0.93	0.38	1.19	2.04	(0.89)	0.70

Total from investment operations	1.03	0.57	1.36	2.21	(0.72)	0.82

Less dividends and distributions from:
Net investment income	—	(0.18)	(0.16)	(0.18)	(0.16)	(0.17)
Net realized gain	—	(0.45)	(0.73)	(1.74)	—	—

Total dividends and distributions	—	(0.63)	(0.89)	(1.92)	(0.16)	(0.17)

Net asset value, end of period	$16.86	$15.83	$15.89	$15.42	$15.13	$16.01

Total return[3]	6.51%	3.79%	8.68%	14.99%	(4.54% )	5.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,279	$23,742	$26,448	$28,739	$30,502	$35,952
Ratio of expenses to average net assets	1.20%	1.20%	1.21%	1.33%	1.40%	1.33%
Ratio of expenses to average net assets prior to fees waived	1.20%	1.20%	1.21%	1.34%	1.41%	1.33%
Ratio of net investment income to average net assets	1.23%	1.23%	1.05%	1.06%	1.07%	0.79%
Ratio of net investment income to average net assets prior to fees waived	1.23%	1.23%	1.05%	1.05%	1.06%	0.79%
Portfolio turnover	12%	22%	25%	82%[4]	39%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$15.65	$15.69	$15.25	$14.99	$15.85	$15.22

Income (loss) from investment operations:
Net investment income[2]	0.04	0.07	0.05	0.05	0.05	0.01
Net realized and unrealized gain (loss)	0.91	0.38	1.17	2.01	(0.87)	0.67

Total from investment operations	0.95	0.45	1.22	2.06	(0.82)	0.68

Less dividends and distributions from:
Net investment income	—	(0.04)	(0.05)	(0.06)	(0.04)	(0.05)
Net realized gain	—	(0.45)	(0.73)	(1.74)	—	—

Total dividends and distributions	—	(0.49)	(0.78)	(1.80)	(0.04)	(0.05)

Net asset value, end of period	$16.60	$15.65	$15.69	$15.25	$14.99	$15.85

Total return[3]	6.07%	3.05%	7.82%	14.13%	(5.19% )	4.48%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$67,706	$69,415	$82,610	$95,495	$103,693	$122,772
Ratio of expenses to average net assets	1.95%	1.95%	1.96%	2.08%	2.15%	2.08%
Ratio of expenses to average net assets prior to fees waived	1.95%	1.95%	1.96%	2.09%	2.16%	2.08%
Ratio of net investment income to average net assets	0.48%	0.48%	0.30%	0.31%	0.32%	0.04%
Ratio of net investment income to average net assets prior to fees waived	0.48%	0.48%	0.30%	0.30%	0.31%	0.04%
Portfolio turnover	12%	22%	25%	82%[4]	39%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues)	87

Financial highlights

Optimum Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$15.87	$15.93	$15.46	$15.16	$16.04	$15.39

Income (loss) from investment operations:
Net investment income[2]	0.12	0.23	0.21	0.20	0.20	0.17
Net realized and unrealized gain (loss)	0.93	0.38	1.19	2.06	(0.89)	0.69

Total from investment operations	1.05	0.61	1.40	2.26	(0.69)	0.86

Less dividends and distributions from:
Net investment income	—	(0.22)	(0.20)	(0.22)	(0.19)	(0.21)
Net realized gain	—	(0.45)	(0.73)	(1.74)	—	—

Total dividends and distributions	—	(0.67)	(0.93)	(1.96)	(0.19)	(0.21)

Net asset value, end of period	$16.92	$15.87	$15.93	$15.46	$15.16	$16.04

Total return[3]	6.62%	4.08%	8.90%	15.30%	(4.29% )	5.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,558,088	$1,474,723	$1,372,505	$1,217,722	$1,129,606	$1,146,123
Ratio of expenses to average net assets	0.95%	0.95%	0.96%	1.08%	1.15%	1.08%
Ratio of expenses to average net assets prior to fees waived	0.95%	0.95%	0.96%	1.09%	1.16%	1.08%
Ratio of net investment income to average net assets	1.48%	1.48%	1.30%	1.31%	1.32%	1.04%
Ratio of net investment income to average net assets prior to fees waived	1.48%	1.48%	1.30%	1.30%	1.31%	1.04%
Portfolio turnover	12%	22%	25%	82%[4]	39%	35%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]

As a result of Rothschild Asset Management Inc. replacing Herndon Capital Management, LLC as one of the sub-advisors to Optimum Large Cap Value Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Net asset value, beginning of period	$13.43	$15.51	$13.31	$10.95		$15.37	$15.57

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.17)	(0.16)	(0.14)		(0.15)	(0.16)
Net realized and unrealized gain (loss)	(0.34)	1.20	3.03	2.50		(2.26)	1.44

Total from investment operations	(0.42)	1.03	2.87	2.36		(2.41)	1.28

Less dividends and distributions from:
Return of capital	—	—	—	—		— [3]	—
Net realized gain	—	(3.11)	(0.67)	—		(2.01)	(1.48)

Total dividends and distributions	—	(3.11)	(0.67)	—		(2.01)	(1.48)

Net asset value, end of period	$13.01	$13.43	$15.51	$13.31		$10.95	$15.37

Total return[4]	(3.13% )	8.69%	21.88%	21.55%		(16.77% )	8.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,153	$4,788	$5,414	$5,293		$5,040	$7,050
Ratio of expenses to average net assets	1.54%	1.54%	1.55%	1.58%		1.66%	1.63%
Ratio of expenses to average net assets prior to fees waived	1.63%	1.65%	1.63%	1.79%		1.85%	1.77%
Ratio of net investment loss to average net assets	(1.13% )	(1.11% )	(1.07% )	(1.16%	)	(1.09% )	(1.09% )
Ratio of net investment loss to average net assets prior to fees waived	(1.22% )	(1.22% )	(1.15% )	(1.37%	)	(1.28% )	(1.23% )
Portfolio turnover	49%	82%	89%	180%[5]		104%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $108 for Class A calculated to a de minimis amount of $0.00 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues)	89

Financial highlights

Optimum Small-Mid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Net asset value, beginning of period	$10.94	$13.32	$11.59	$9.61		$13.86	$14.29

Income (loss) from investment operations:
Net investment loss[2]	(0.10)	(0.24)	(0.23)	(0.20)		(0.22)	(0.25)
Net realized and unrealized gain (loss)	(0.28)	0.97	2.63	2.18		(2.02)	1.30

Total from investment operations	(0.38)	0.73	2.40	1.98		(2.24)	1.05

Less dividends and distributions from:
Return of capital	—	—	—	—		— [3]	—
Net realized gain	—	(3.11)	(0.67)	—		(2.01)	(1.48)

Total dividends and distributions	—	(3.11)	(0.67)	—		(2.01)	(1.48)

Net asset value, end of period	$10.56	$10.94	$13.32	$11.59		$9.61	$13.86

Total return[4]	(3.47% )	7.81%	21.06%	20.60%		(17.39% )	8.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,917	$13,510	$15,925	$16,668		$16,972	$23,206
Ratio of expenses to average net assets	2.29%	2.29%	2.30%	2.33%		2.41%	2.38%
Ratio of expenses to average net assets prior to fees waived	2.38%	2.40%	2.38%	2.54%		2.60%	2.52%
Ratio of net investment loss to average net assets	(1.88% )	(1.86% )	(1.82% )	(1.91%	)	(1.84% )	(1.84% )
Ratio of net investment loss to average net assets prior to fees waived	(1.97% )	(1.97% )	(1.90% )	(2.12%	)	(2.03% )	(1.98% )
Portfolio turnover	49%	82%	89%	180%[5]		104%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $416 for Class C calculated to a de minimis amount of $0.00 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Net asset value, beginning of period	$14.69	$16.63	$14.19	$11.65		$16.17	$16.27

Income (loss) from investment operations:
Net investment loss[2]	(0.07)	(0.14)	(0.13)	(0.12)		(0.12)	(0.13)
Net realized and unrealized gain (loss)	(0.38)	1.31	3.24	2.66		(2.39)	1.51

Total from investment operations	(0.45)	1.17	3.11	2.54		(2.51)	1.38

Less dividends and distributions from:
Return of capital	—	—	—	—		— [3]	—
Net realized gain	—	(3.11)	(0.67)	—		(2.01)	(1.48)

Total dividends and distributions	—	(3.11)	(0.67)	—		(2.01)	(1.48)

Net asset value, end of period	$14.24	$14.69	$16.63	$14.19		$11.65	$16.17

Total return[4]	(3.06% )	8.97%	22.22%	21.80%		(16.54% )	9.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$476,937	$494,476	$494,894	$420,279		$440,683	$527,647
Ratio of expenses to average net assets	1.29%	1.29%	1.30%	1.33%		1.41%	1.38%
Ratio of expenses to average net assets prior to fees waived	1.38%	1.40%	1.38%	1.54%		1.60%	1.52%
Ratio of net investment loss to average net assets	(0.88% )	(0.86% )	(0.82% )	(0.91%	)	(0.84% )	(0.84% )
Ratio of net investment loss to average net assets prior to fees waived	(0.97% )	(0.97% )	(0.90% )	(1.12%	)	(1.03% )	(0.98% )
Portfolio turnover	49%	82%	89%	180%[5]		104%	72%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $8,916 for Institutional Class calculated to a de minimis amount of $0.00 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of Peregrine Capital Management, LLC and Columbus Circle Investors replacing Columbia Wanger Asset Management and Wellington Management as the sub-advisors to Optimum Small-Mid Cap Growth Fund during the Fund’s fiscal year ending March 31, 2017, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2017.

See accompanying notes, which are an integral part of the financial statements.

(continues)	91

Financial highlights

Optimum Small-Mid Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$12.14	$13.66	$13.77	$11.53	$13.64	$14.88

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.11	0.06	0.08	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.30	(0.69)	0.59	2.21	(1.58)	(0.03)

Total from investment operations	0.36	(0.58)	0.65	2.29	(1.62)	(0.12)

Less dividends and distributions from:
Net investment income	—	(0.06)	(0.07)	(0.05)	—	—
Return of capital	—	—	—	—	— [3]	—
Net realized gain	—	(0.88)	(0.69)	—	(0.49)	(1.12)

Total dividends and distributions	—	(0.94)	(0.76)	(0.05)	(0.49)	(1.12)

Net asset value, end of period	$12.50	$12.14	$13.66	$13.77	$11.53	$13.64

Total return[4]	2.97%	(3.83% )	4.59%	19.84%	(11.96% )	(0.69% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,024	$3,266	$3,856	$4,279	$4,302	$5,440
Ratio of expenses to average net assets	1.46%	1.46%	1.48%	1.51%	1.61%	1.62%
Ratio of expenses to average net assets prior to fees waived	1.52%	1.54%	1.54%	1.71%	1.75%	1.68%
Ratio of net investment income (loss) to average net assets	1.03%	0.87%	0.40%	0.64%	(0.35% )	(0.65% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.97%	0.79%	0.34%	0.44%	(0.49% )	(0.71% )
Portfolio turnover	14%	32%	31%	30%	90%[5]	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $325 for Class A calculated to a de minimis amount of $0.001 per share
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Optimum Small-Mid Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17		3/31/16	3/31/15
Net asset value, beginning of period	$10.54	$12.01	$12.21	$10.27		$12.30	$13.63

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.01	(0.04)	(0.01)		(0.12)	(0.18)
Net realized and unrealized gain (loss)	0.26	(0.60)	0.53	1.95		(1.42)	(0.03)

Total from investment operations	0.27	(0.59)	0.49	1.94		(1.54)	(0.21)

Less dividends and distributions from:
Return of capital	—	—	—	—		— [3]	—
Net realized gain	—	(0.88)	(0.69)	—		(0.49)	(1.12)

Total dividends and distributions	—	(0.88)	(0.69)	—		(0.49)	(1.12)

Net asset value, end of period	$10.81	$10.54	$12.01	$12.21		$10.27	$12.30

Total return[4]	2.56%	(4.50% )	3.85%	18.89%		(12.62% )	(1.45% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$9,002	$9,508	$12,030	$14,268		$15,136	$19,245
Ratio of expenses to average net assets	2.21%	2.21%	2.23%	2.26%		2.36%	2.37%
Ratio of expenses to average net assets prior to fees waived	2.27%	2.29%	2.29%	2.46%		2.50%	2.43%
Ratio of net investment income (loss) to average net assets	0.28%	0.12%	(0.35% )	(0.11%	)	(1.10% )	(1.40% )
Ratio of net investment income (loss) to average net assets prior to fees waived	0.22%	0.04%	(0.41% )	(0.31%	)	(1.24% )	(1.46% )
Portfolio turnover	14%	32%	31%	30%		90%[5]	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $1,284 for Class C calculated to a de minimis amount of $0.001 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

(continues)	93

Financial highlights

Optimum Small-Mid Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	9/30/19[1]	Year ended
	(Unaudited)	3/31/19	3/31/18	3/31/17	3/31/16	3/31/15
Net asset value, beginning of period	$12.90	$14.45	$14.52	$12.16	$14.31	$15.53

Income (loss) from investment operations:
Net investment income (loss)[2]	0.08	0.16	0.10	0.12	(0.01)	(0.06)
Net realized and unrealized gain (loss)	0.32	(0.73)	0.63	2.32	(1.65)	(0.04)

Total from investment operations	0.40	(0.57)	0.73	2.44	(1.66)	(0.10)

Less dividends and distributions from:
Net investment income	—	(0.10)	(0.11)	(0.08)	—	—
Return of capital	—	—	—	—	— [3]	—
Net realized gain	—	(0.88)	(0.69)	—	(0.49)	(1.12)

Total dividends and distributions	—	(0.98)	(0.80)	(0.08)	(0.49)	(1.12)

Net asset value, end of period	$13.30	$12.90	$14.45	$14.52	$12.16	$14.31

Total return[4]	3.10%	(3.55% )	4.87%	20.05%	(11.67% )	(0.53% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$531,844	$506,814	$442,808	$406,327	$441,150	$499,578
Ratio of expenses to average net assets	1.21%	1.21%	1.23%	1.26%	1.36%	1.37%
Ratio of expenses to average net assets prior to fees waived	1.27%	1.29%	1.29%	1.46%	1.50%	1.43%
Ratio of net investment income (loss) to average net assets	1.28%	1.12%	0.65%	0.89%	(0.10% )	(0.40% )
Ratio of net investment income (loss) to average net assets prior to fees waived	1.22%	1.04%	0.59%	0.69%	(0.24% )	(0.46% )
Portfolio turnover	14%	32%	31%	30%	90%[5]	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	For the year ended March 31, 2016, return of capital distribution of $31,607 for Institutional Class calculated to a de minimis amount of $0.001 per share.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]

As a result of LSV Asset Management replacing The Delafield Group, a division of Tocqueville Asset Management L.P., and The Killen Group, Inc. as one of the sub-advisors to Optimum Small-Mid Cap Value Fund during the Fund’s fiscal year ending March 31, 2016, the Fund’s portfolio turnover rate increased substantially during the year ended March 31, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Optimum Fund Trust

September 30, 2019 (Unaudited)

Optimum Fund Trust (Trust) is organized as a Delaware statutory trust and offers six series: Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, (each, a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Class C, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Optimum Fixed Income Fund and 5.75% for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of front-end sales charge of 1.00%, if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of Optimum Fixed Income Fund is to seek a high level of income. The Fund may also seek growth of capital.

The investment objective of Optimum International Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Large Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Large Cap Value Fund is to seek long-term growth of capital. The Fund may also seek income.

The investment objective of Optimum Small-Mid Cap Growth Fund is to seek long-term growth of capital.

The investment objective of Optimum Small-Mid Cap Value Fund is to seek long-term growth of capital.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, interest rate swap contracts, CDS and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities,

(continues)	95

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended Sept. 30, 2019 and for all open tax years (years ended March 31, 2016–March 31, 2019), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, the Funds recognize interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statements of operations.” During the six months ended Sept. 30, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with each Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2019, the Funds held no investments in repurchase agreements.

Reverse Repurchase Agreements — Optimum Fixed Income Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain in a segregated account, cash, cash equivalents, or US government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). The Fund will subject its investments in reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case. At Sept. 30, 2019, there were no open reverse repurchase agreements in the Fund.

Short Sales — Optimum Large Cap Value Fund may make short sales in an attempt to protect against declines in an individual security or the overall market, to manage duration, or for such other purposes consistent with the Fund’s investment objective and strategies. Typically, short sales are transactions in which the Fund sells a security it does not own and, at the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for delivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by delivery of the security, any gain or loss on the transaction generally is taxable as short-term capital gain or loss. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale, and potentially additional margin, will be retained by the broker from whom the security is borrowed, to the extent necessary to meet margin requirements, until the short position is closed out.

To Be Announced Trades (TBA) — Optimum Fixed Income Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery. At Sept. 30, 2019, the Fund received $2,652,000 cash collateral for TBA trades, which is included in “Cash collateral due to brokers” on the “Statements of assets and liabilities.”

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Funds’ prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized and unrealized gain (loss) on investments.“ The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Distributions received from investments in master limited partnerships are recorded as return of capital on investments on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Each Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Funds may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the ”Statements of operations“ under ”Custodian fees“ with the corresponding expenses offset included under ”Less expenses paid indirectly.“ For the six months ended Sept. 30, 2019, each Fund earned the following amounts under this arrangement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$60,659	$240	$603	$202	$390	$862

(continues)	97

Notes to financial statements

Optimum Fund Trust

1. Significant Accounting Policies (continued)

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the ”Statements of operations“ under ”Dividend disbursing and transfer agent fees and expenses“ with the corresponding expenses offset included under ”Less expenses paid indirectly.“ For the six months ended Sept. 30, 2019, each Fund earned the following amounts under this arrangement:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$440	$407	$482	$476	$467	$470

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust, furnishes investment management services to each Fund and has full discretion and responsibility, subject to the overall supervision of the Board, to select and contract with one or more investment sub-advisors to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and dispositions of investments, securities, and cash contained in each Fund. The investment management agreement obligates DMC to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional sub-advisors, and to monitor the sub-advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. DMC pays the sub-advisors out of its fees, which are calculated daily and paid monthly.

In accordance with the terms of its respective investment management agreement, DMC is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund, which is calculated daily and paid monthly:

Optimum Fixed Income Fund	0.6000% of net assets up to $500 million
0.5500% of net assets from $500 million to $1 billion
0.5000% of net assets from $1 billion to $1.5 billion
0.4500% of net assets from $1.5 billion to $2 billion
0.4250% of net assets from $2 billion to $2.5 billion
0.4000% of net assets from $2.5 billion to $5 billion
0.3750% of net assets over $5 billion

Optimum International Fund	0.7500% of net assets up to $500 million
0.7150% of net assets from $500 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6750% of net assets from $1.5 billion to $2 billion
0.6500% of net assets from $2 billion to $2.5 billion
0.6000% of net assets over $2.5 billion

Optimum Large Cap Growth Fund	0.7500% of net assets up to $500 million
0.7000% of net assets from $500 million to $1 billion
0.6500% of net assets from $1 billion to $1.5 billion
0.6250% of net assets from $1.5 billion to $2 billion
0.6000% of net assets from $2 billion to $2.5 billion
0.5750% of net assets from $2.5 billion to $5 billion
0.5500% of net assets over $5 billion

Optimum Large Cap Value Fund	0.7000% of net assets up to $500 million
0.6500% of net assets from $500 million to $1 billion
0.6000% of net assets from $1 billion to $1.5 billion
0.5750% of net assets from $1.5 billion to $2 billion
0.5500% of net assets from $2 billion to $2.5 billion
0.5250% of net assets from 2.5 billion to $5 billion
0.5000% of net assets over $5 billion

Optimum Small-Mid Cap Growth Fund	1.1000% of net assets up to $250 million
1.0000% of net assets from $250 million to $500 million
0.9000% of net assets from $500 million to $750 million
0.8000% of net assets from $750 million to $1 billion
0.7500% of net assets from $1 billion to $1.5 billion
0.7000% of net assets over $1.5 billion

Optimum Small-Mid Cap Value Fund	1.0000% of net assets up to $250 million
0.9000% of net assets from $250 million to $500 million
0.8000% of net assets from $500 million to $750 million
0.7500% of net assets from $750 million to $1 billion
0.7000% of net assets from $1 billion to $1.5 billion
0.6500% of net assets over $1.5 billion

DMC has entered into sub-advisory agreements for the Trust as follows: Optimum Fixed Income Fund – Pacific Investment Management Company, LLC (PIMCO); Optimum International Fund – Acadian Asset Management LLC (Acadian), and EARNEST Partners, LLC (EARNEST); Optimum Large Cap Growth Fund – T. Rowe Price Associates, Inc. (T. Rowe Price) and ClearBridge Investments LLC (ClearBridge); Optimum Large Cap Value Fund – Massachusetts Financial Services Company (MFS) and Rothschild Asset Management Inc. (Rothschild); Optimum Small-Mid Cap Growth Fund – Columbus Circle Investors (CCI) and Peregrine Capital Management LLC (Peregrine); Optimum Small-Mid Cap Value Fund – LSV Asset Management (LSV) and Westwood Management Corp. (Westwood).

For the six months ended Sept. 30, 2019, DMC paid the following sub-advisory fees:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,441,223	$1,089,257	$2,882,587	$2,411,241	$1,257,899	$1,367,524

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentage of each Fund’s average daily net assets. These expense waivers and reimbursements apply only to expenses paid directly by each Fund and may only be terminated by agreement of DMC and each Fund. These waivers and reimbursements are accrued daily and received monthly.

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 29, 2019 – July 29, 2020	0.85%	1.12%	1.02%	0.97%	1.29%	1.22%
Operating expense limitation as a percentage of average daily net assets (per annum) for the period July 27, 2018 – July 28, 2019	0.85%	1.12%	1.02%	0.97%	1.29%	1.21%

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Trust. These services include overseeing the Funds’ pricing process, the calculation and payment of Fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DIFSC also manages the process for the payment of

(continues)	99

Notes to financial statements

Optimum Fund Trust

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

dividends and distribution and dissemination of Funds’ NAV and performance data. For these services the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Trust at the following annual rates: 0.0075% of the first $3.5 billion; 0.0070% of the next $2 billion; 0.0060% of the next $2 billion; and 0.0050% of aggregate average daily net assets in excess of $7.5 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Trust on a relative NAV basis. These amounts are included on the ”Statements of operations“ under ”Accounting fees.“ For the six months ended Sept. 30, 2019, each Fund was charged for these services as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$83,003	$20,224	$59,018	$55,958	$19,181	$19,637

DIFSC provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. For these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust’s average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion and 0.0325% of assets over $14 billion.

DIFSC is also the shareholder servicing, dividend disbursing, and transfer agent for each Fund. For these services, the Trust pays DIFSC a fee at an annual rate of 0.18% of the Trust’s total average daily net assets, subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. The fee is calculated daily and paid monthly. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are paid by the Funds and are also included on the ”Statements of operations“ under ”Dividend disbursing and transfer agent fees and expenses.“

DDLP, an affiliate of DMC, serves as the national distributor of each Fund’s shares pursuant to a Distribution Agreement. Pursuant to the Distribution Agreement and Rule 12b-1 plan, each Fund pays DDLP an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

For the six months ended Sept. 30, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$15,232	$533	$1,933	$1,578	$193	$94

For the six months ended Sept. 30, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
$1,160	$228	$309	$433	$28	$44

DMC, DIFSC and DDLP are indirect, wholly owned subsidiaries of Macquarie Management Holdings, Inc. Certain officers of DMC, DIFSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended Sept. 30, 2019, were executed by the Funds pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Value Fund did not engage in Rule 17a-7 securities purchases and/or securities sales for the six months ended Sept. 30, 2019. Pursuant to these procedures, for the six months ended Sept. 30, 2019, the following Funds engaged in Rule 17a-7 securities purchases and sales, which resulted in net realized gain (loss) as follows:

	Optimum Large Cap Growth Fund	Optimum Small-Mid Cap Growth Fund
Purchases	$44,162	$332,644
Sales	—	341,872
Net realized loss	—	(17,814)

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

3. Investments

For the six months ended Sept. 30, 2019, each Fund made purchases and sales of investments securities other than short-term investments as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Purchases other than US government securities	$606,857,261	$135,908,023	$189,075,068	$197,151,221	$247,773,749	$87,386,753
Purchases of US government securities	3,658,544,340	—	—	—	—	—
Sales other than US government securities	689,834,517	134,947,259	238,592,679	205,363,583	264,131,193	74,594,907
Sales of US government securities	3,120,085,229	—	—	—	—	—

(continues)	101

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

	Optimum Fixed Income Fund	Optimum International Fund	Optimum Large Cap Growth Fund	Optimum Large Cap Value Fund	Optimum Small-Mid Cap Growth Fund	Optimum Small-Mid Cap Value Fund
Cost of investments and derivatives	$2,979,331,594	$516,793,723	$1,239,176,913	$1,308,136,029	$440,885,286	$521,351,107

Aggregate unrealized appreciation of investments and derivatives	$83,958,382	$87,715,019	$478,099,286	$381,325,891	$73,251,192	$74,989,953
Aggregate unrealized depreciation of investments and derivatives	(12,706,448)	(50,461,646)	(40,297,173)	(42,447,594)	(24,083,814)	(51,057,445)

Net unrealized appreciation (depreciation) of investments and derivatives	$71,251,934	$37,253,373	$437,802,113	$338,878,297	$49,167,378	$23,932,508

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At March 31, 2019, there were no capital loss carryforwards for Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund. Capital loss carryforwards available to offset future realized capital gains for Optimum Fixed Income Fund at March 31, 2019 were as follows:

	Loss Carryforward Character
	Short-term	Long-term	Total

Optimum Fixed Income Fund	$3,814,689	$25,077,810	$28,892,499

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3	–	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Sept. 30, 2019:

		Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Securities

Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$1,238,563,470	$—	$1,238,563,470
Corporate Debt[1]	—	941,314,279	—	941,314,279
Foreign Debt	—	41,309,019	—	41,309,019
Municipal Bonds	—	17,046,940	—	17,046,940
Loan Agreements	—	47,248,997	—	47,248,997
Common Stock	—	—	—	—
Convertible Preferred Stock	—	1,096,705	—	1,096,705
Preferred Stock	—	713,341	—	713,341
US Treasury Obligations	—	731,540,720	—	731,540,720
Short-Term Investments[1]	29,453,054	2,297,003	—	31,750,057

Total Value of Securities Before Options Written	$29,453,054	$3,021,130,474	$—	$3,050,583,528

Liabilities:
Options Written	$—	$(48,802)	$—	$(48,802)

Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$895,052	$—	$895,052
Futures Contracts	120,891	—	—	120,891
Swap Contracts	—	1,656,086	—	1,656,086
Liabilities:
Foreign Currency Exchange Contracts	—	(362,231)	—	(362,231)
Futures Contracts	(3,134,162)	—	—	(3,134,162)
Swap Contracts	—	(5,171,544)	—	(5,171,544)

(continues)	103

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Short-Term Investments	92.77%	7.23%	—	100.00%

2Foreign currency exchange contracts, futures contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

		Optimum International Fund
Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stock
Australia	$14,561,649	$—	$—	$14,561,649
Austria	8,865,959	—	—	8,865,959
Belgium	45,820	—	—	45,820
Brazil	13,163,789	—	—	13,163,789
Cambodia	422,343	—	—	422,343
Canada	43,348,780	—	—	43,348,780
Chile	5,360,369	—	—	5,360,369
China/Hong Kong	54,772,563	79,106	—	54,851,669
Colombia	3,569,301	46,552	—	3,615,853
Czech Republic	1,676,611	—	—	1,676,611
Denmark	5,603,176	—	—	5,603,176
Finland	640,354	—	—	640,354
France	24,896,178	—	—	24,896,178
Germany	18,222,771	—	—	18,222,771
Greece	91,659	—	—	91,659
Hungary	1,564,551	—	—	1,564,551
India	9,388,851	—	—	9,388,851
Indonesia	30,642	—	—	30,642
Israel	7,329,637	13,818,436	—	21,148,073
Italy	12,018,411	—	—	12,018,411
Japan	58,797,778	—	—	58,797,778
Luxembourg	3,690,152	—	—	3,690,152
Malaysia	235,785	—	—	235,785
Mexico	5,530,153	—	—	5,530,153
Netherlands	25,961,957	—	—	25,961,957
New Zealand	574,423	—	—	574,423
Norway	12,499,450	—	—	12,499,450
Philippines	32,762	—	—	32,762
Poland	417,343	—	—	417,343
Portugal	46,437	—	—	46,437
Republic of Korea	25,669,370	—	—	25,669,370
Russia	319,526	—	—	319,526
Singapore	6,853,606	—	—	6,853,606
South Africa	1,020,391	—	—	1,020,391
Spain	13,242,951	—	—	13,242,951
Sweden	1,512,206	—	—	1,512,206
Switzerland	25,646,435	—	—	25,646,435
Taiwan	—	21,775,765	—	21,775,765
Thailand	6,353,196	—	—	6,353,196

		Optimum International Fund
Securities	Level 1	Level 2	Level 3	Total
Turkey	$3,318,790	$—	$—	$3,318,790
United Arab Emirates	581,551	—	—	581,551
United Kingdom	46,702,734	—	—	46,702,734
United States	36,237,873	—	560,569	36,798,442
Preferred Stock	108,693	—	—	108,693
Short-Term Investments	3,556,130	—	—	3,556,130
Securities Lending Collateral	—	13,283,562	—	13,283,562

Total Value of Securities	$504,483,106	$49,003,421	$560,569	$554,047,096

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$3	$—	$3
Liabilities:
Foreign Currency Exchange Contracts	—	(1,571)	—	(1,571)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

		Optimum Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	1,647,192,916	—	—	1,647,192,916
Convertible Preferred Stock[1]	—	989,883	7,084,554	8,074,437
Short-Term Investments	21,711,762	—	—	21,711,762

Total Value of Securities	$1,668,904,678	$989,883	$7,084,554	$1,676,979,115

Derivatives[2]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(89)	$—	$(89)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	—	12.26%	87.74%	100.00%

2Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

(continues)	105

Notes to financial statements

Optimum Fund Trust

3. Investments (continued)

		Optimum Large Cap Value Fund
	Level 1	Level 2	Total
Securities
Assets:
Common Stock	$1,622,670,842	$ —	$1,622,670,842
Short-Term Investments	24,343,736	—	24,343,736

Total Value of Securities	$1,647,014,578	$ —	$1,647,014,578

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$ —	$(252)	$(252)

1Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end

		Optimum Small-Mid Cap Growth Fund
	Level 1	Level 3	Total
Securities
Assets:
Common Stock	$473,546,447	$ —	$473,546,447
Convertible Preferred Stock	—	1,370,527	1,370,527
Short-Term Investments	15,135,690	—	15,135,690
Total Value of Securities	$488,682,137	$1,370,527	$490,052,664

Optimum Small-Mid Cap Value Fund

Securities	Level 1
Assets:
Common Stock	$535,963,012
Short-Term Investments	9,320,603

Total Value of Securities	$545,283,615

Securities valued at zero on the ”Schedules of investments“ are considered to be Level 3 investments in these tables.

As a result of utilizing international fair value pricing at Sept. 30, 2019, a portion of Optimum International Fund’s common stock investments were categorized as Level 2.

During the six months ended Sept. 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Funds. This does not include transfers between Level 1 investments and Level 2 investments due to the Funds utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in each Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Funds’ NAV is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Funds’ NAV is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Fund’s net assets at the end of the period. There were no Level 3 investments during the six months ended Sept. 30, 2019 for Optimum Large Cap Value Fund and Optimum Small-Mid Cap Value Fund.

4. Capital Shares

Transactions in capital shares were as follows:

	Optimum		Optimum		Optimum
	Fixed Income		International		Large Cap
	Fund		Fund		Growth Fund

	Six months ended 9/30/19	Year ended 3/31/19	Six months ended 9/30/19	Year ended 3/31/19	Six months ended 9/30/19	Year ended 3/31/19
Shares sold:
Class A	46,162	188,268	17,461	25,079	19,211	38,939
Class C	190,213	630,924	39,351	55,253	27,115	68,870
Institutional Class	18,930,632	69,792,050	3,161,911	7,608,435	5,435,449	13,680,802
Shares issued upon reinvestment of dividends and distributions:
Class A	—	61,708	—	46,090	—	242,655
Class C	—	131,714	—	129,826	—	984,572
Institutional Class	—	5,726,909	—	3,309,858	—	10,611,468

	19,167,007	76,531,573	3,218,723	11,174,541	5,481,775	25,627,306

Shares redeemed:
Class A	(189,561)	(660,778)	(52,762)	(96,717)	(203,488)	(381,417)
Class C	(781,867)	(2,264,676)	(165,381)	(406,128)	(648,587)	(1,664,422)
Institutional Class	(18,604,310)	(38,873,248)	(3,661,721)	(12,886,082)	(7,610,991)	(25,281,543)

	(19,575,738)	(41,798,702)	(3,879,864)	(13,388,927)	(8,463,066)	(27,327,382)

Net increase (decrease)	(408,731)	34,732,871	(661,141)	(2,214,386)	(2,981,291)	(1,700,076)

(continues)	107

Notes to financial statements

Optimum Fund Trust

4. Capital Shares (continued)

	Optimum		Optimum		Optimum
	Large Cap		Small-Mid Cap		Small-Mid Cap
	Value Fund		Growth Fund		Value Fund

	Six months ended 9/30/19	Year ended 3/31/19	Six months ended 9/30/19	Year ended 3/31/19	Six months ended 9/30/19	Year ended 3/31/19
Shares sold:
Class A	21,033	48,020	3,061	10,569	4,467	9,354
Class C	40,039	99,438	6,987	17,897	13,319	18,484
Institutional Class	6,486,112	16,680,986	2,496,794	5,140,284	3,483,133	11,721,860
Shares issued upon reinvestment of dividends and distributions:
Class A	—	62,073	—	75,976	—	21,042
Class C	—	146,453	—	305,320	—	75,223
Institutional Class	—	3,968,965	—	6,429,203	—	2,886,088

	6,547,184	21,005,935	2,506,842	11,979,249	3,500,919	14,732,051

Shares redeemed:
Class A	(139,681)	(274,476)	(40,285)	(79,117)	(31,572)	(43,747)
Class C	(397,096)	(1,073,369)	(113,060)	(284,506)	(82,788)	(193,155)
Institutional Class	(7,317,851)	(13,848,116)	(2,680,009)	(7,663,370)	(2,780,649)	(5,969,407)

	(7,854,628)	(15,195,961)	(2,833,354)	(8,026,993)	(2,895,009)	(6,206,309)

Net increase (decrease)	(1,307,444)	5,809,974	(326,512)	3,952,256	605,910	8,525,742

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the previous page and the ”Statements of changes in net assets.“ For the six months ended Sept. 30, 2019 and year ended March 31, 2019 each Fund had the following exchange transactions:

	Exchange Redemptions Class A Shares	Six months ended 9/30/19 Exchange Subscriptions Institutional Class Shares	Value
Optimum Fixed Income Fund	8,125	8,124	$78,007
Optimum International Fund	3,398	3,372	42,837
Optimum Large Cap Growth Fund	7,411	6,824	127,544
Optimum Large Cap Value Fund	6,972	6,954	112,679
Optimum Small-Mid Cap Growth Fund	1,534	1,402	20,868
Optimum Small-Mid Cap Value Fund	1,120	1,054	13,759

	Year ended 3/31/19
	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Value
Optimum Fixed Income Fund	17,544	717	6,129	6,130	18,239	$225,363
Optimum International Fund	3,044	1,339	4,807	5,856	3,307	124,940
Optimum Large Cap Growth Fund	12,356	3,979	10,350	11,112	14,625	486,113
Optimum Large Cap Value Fund	10,550	3,831	9,927	9,965	14,271	395,302
Optimum Small-Mid Cap Growth Fund	1,640	888	2,596	3,146	1,901	86,651
Optimum Small-Mid Cap Value Fund	1,203	60	2,649	2,807	1,185	54,733

5. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty. During the six months ended Sept. 30, 2019, Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund did not use foreign currency exchange contracts.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies.

During the six months ended Sept. 30, 2019, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund each used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions. Optimum International Fund also used foreign currency exchange contracts to fix the US dollar value of a security between trade date and settlement date.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Optimum Fixed Income Fund may use futures in the normal course of pursuing its investment objective. Optimum Fixed Income Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary

(continues)	109

Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted securities collateral valued at $4,374,548 and $13,000 cash collateral as margin for open futures contracts. Securities collateral are presented on the ”Schedules of investments“.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, as a cash management tool, and to facilitate investments in portfolio securities.

Options Contracts — Optimum Fixed Income Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies, to adjust the Fund’s overall exposure to certain markets, and to receive premiums for writing options.

Swap Contracts — Optimum Fixed Income Fund may enter into currency swap contracts, index swap contracts, inflation swaps, interest rate swap contracts, and CDS contracts in the normal course of pursuing its investment objective. The Fund may invest in interest rate swaps to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. The Fund may use currency swaps to protect against currency fluctuations. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by Optimum Fixed Income Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund used interest rate swap contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedules of investments,” at Sept. 30, 2019, the notional value of the protection sold was EUR800,000 and USD39,110,000, which reflects the maximum potential amount Optimum Fixed Income Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Sept. 30, 2019, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At Sept. 30, 2019, net unrealized appreciation of the protection sold was $1,508,837.

CDS contracts may involve greater risks than if Optimum Fixed Income Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund used CDS contracts to hedge against credit events, to enhance total return, and to gain exposure to certain securities or markets.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by Optimum Fixed Income Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, Optimum Fixed Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event Optimum Fixed Income Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedules of investments.”

At Sept. 30, 2019, for bilateral derivative contracts, Optimum Fixed Income Fund posted $520,000 in cash collateral for certain open derivatives, and $106,000 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” The Fund also posted $4,705,158 in securities collateral comprised of US treasury obligations for certain open centrally cleared derivative contracts and $2,307,015 in securities collateral comprised of US treasury obligations for bilateral derivative contracts. At Sept. 30, 2019, for bilateral derivative contracts, the Fund received $1,440,000 in cash collateral, which is included in

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Notes to financial statements

Optimum Fund Trust

5. Derivatives (continued)

“Cash collateral due to brokers” on the “Statements of assets and liabilities.” Cash collateral is included on the “Statements of assets and liabilities” and securities collateral is presented on the “Schedules of investments.”

Fair values of derivative instruments for Optimum Fixed Income Fund as of Sept. 30, 2019 were as follows:

	Asset Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest rate Contracts	Credit Contracts	Total
Unrealized appreciation of foreign currency exchange contracts	$895,052	$—	$—	$895,052
Variation margin due from broker on futures contracts*	100,986	19,905	—	120,891
Variation margin due from brokers on centrally cleared credit default swap contracts**	—	—	160,519	160,519
Variation margin due from brokers on centrally cleared interest rate swap contracts**	—	147,103	—	147,103
Unrealized appreciation of credit default swap contracts	—	—	1,348,464	1,348,464

Total	$996,038	$167,008	$1,508,983	$2,672,029

	Liability Derivatives Fair Value
Statements of Assets and Liabilities Location	Currency Contracts	Interest Contracts	Credit Contracts	Total
Unrealized depreciation of foreign currency exchange contracts	$(362,231)	$—	$—	$(362,231)
Variation margin due from broker on futures contracts*	(164,023)	(2,970,139)	—	(3,134,162)
Options written, at value	(48,802)	—	—	(48,802)
Variation margin due to brokers on centrally cleared interest rate swap contracts**	—	(5,171,398)	—	(5,171,398)
Unrealized depreciation of credit default swap contracts	—	—	(146)	(146)

Total	$(575,056)	$(8,141,537)	$(146)	$(8,716,739)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Sept. 30, 2019. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

**Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through Sept. 30, 2019. Only current day variation margin is reported on Optimum Fixed Income Fund’s “Statements of assets and liabilities.”

The effect of derivative instruments on Optimum Fixed Income Fund’s “Statements of operations” for the six months ended Sept. 30, 2019 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$3,758,854	$(1,341,577)	$—	$—	$—	$2,417,277
Equity contracts	—	89,804	(132,227)	163,336	—	120,913
Interest rate contracts	—	27,502,849	—	88,837	(11,017,342)	16,574,344
Credit contracts	—	—	—	6,737	445,621	452,358

Total	$3,758,854	$26,251,076	$(132,227)	$258,910	$(10,571,721)	$19,564,892

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(704,340)	$1,253,090	$—	$23,529	$—	$572,279
Equity contracts	—	(121,073)	—	—	—	(121,073)
Interest rate contracts	—	(8,597,243)	1,865	—	(2,003,389)	(10,598,767)
Credit contracts	—	—	—	(6,614)	759,224	752,610

Total	$(704,340)	$(7,465,226)	$1,865	$16,915	$(1,244,165)	$(9,394,951)

During the six months ended Sept. 30, 2019, Optimum International Fund, Optimum Large Cap Growth Fund, and Optimum Large Cap Value Fund experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of assets and liabilities” and/or “Statements of operations.”

Derivatives Generally. The tables below summarize the average balance of derivative holdings by the Funds during the six months ended Sept. 30, 2019:

			Long Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average cost)	USD	14,431,986	USD	504,513	USD	58,782	USD	29,409
Futures contracts (average notional value)		659,090,444		—		—		—
Options contracts (average notional value)		11,059		—		—		—
CDS contracts (average notional value)*	USD	3,454,134		—		—		—
Interest rate swap contracts (average notional value)**	USD	21,281,890		—		—		—

			Short Derivative Volume
	Optimum Fixed Income Fund		Optimum International Fund		Optimum Large Cap Growth Fund		Optimum Large Cap Value Fund
Foreign currency exchange contracts (average cost)	USD	101,149,950	USD	531,401	USD	1,759	USD	1,949
Futures contracts (average notional value)		340,668,661		—		—		—
Options contracts (average notional value)		74,274		—		—		—
CDS contracts (average notional value)*	EUR	800,000		—		—		—
	USD	34,736,496		—		—		—
Interest rate swap contracts (average notional value)**	GBP	47,400,000		—		—		—
	JPY	5,490,000,000		—		—		—
	USD	197,467,402		—		—		—

*Long represents buying protection and short represents selling protection.

**Long represents receiving fixed interest payments and short represents paying fixed interest payments.

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Notes to financial statements

Optimum Fund Trust

6. Offsetting

Each Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At Sept. 30, 2019, the Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

	Optimum Fixed Income Fund
	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Bank of America Merrill Lynch	$34,978	$(136,073)	$(101,095)
BNP Paribas	697,318	(45,495)	651,823
Citigroup Global Markets	24,121	(72,329)	(48,208)
Deutsche Bank	1,061,813	—	1,061,813
Goldman Sachs	89,538	—	89,538
JPMorgan Chase Bank	199,403	(108,480)	90,923
Morgan Stanley Capital	159,874	—	159,874

Total	$2,267,045	$(362,377)	$1,904,668

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Bank of America Merrill Lynch	$(101,095)	$—	$—	$—	$—	$(101,095)
BNP Paribas	651,823	—	(360,000)	—	—	291,823
Citigroup Global Markets	(48,208)	—	—	—	—	(48,208)
Deutsche Bank	1,061,813	—	(200,000)	—	—	861,813
Goldman Sachs	89,538	—	—	—	—	89,538
JPMorgan Chase Bank	90,923	—	(70,000)	—	—	20,923
Morgan Stanley Capital	159,874	—	—	—	—	159,874

Total	$1,904,668	$—	$(630,000)	$—	$—	$1,274,668

	Optimum International Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Brown Brothers Harriman	$3	$(1,571)	$(1,568)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Brown Brothers Harriman	$(1,568)	$ —	$ —	$ —	$—	$(1,568)

	Optimum Large Cap Growth Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Hong Kong Shanghai Bank	$—	$(89)	$(89)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
Hong Kong Shanghai Bank	$(89)	$—	$—	$—	$—	$(89)

	Optimum Large Cap Value Fund
Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(198)	$(198)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received(a)	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(b)
JPMorgan Chase Bank	$(198)	$—	$—	$—	$—	$(198)

Master Securities Forward Transaction Agreements

Master Securities Forward Transaction Agreements (MFA) govern certain forward settling transactions, such as TBA securities, delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. The MFA maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. As of Sept. 30, 2019, the following table is a summary of the Fund’s TBA securities by counterparty which are subject to offsetting under MFA:

	Optimum Fixed Income Fund
Counterparty	TBA at Value	Cash Collateral Received	Cash Collateral Pledged	Net Exposure(b)
Morgan Stanley & Co. LLC	$570,168,658	$(2,652,000)	$—	$567,516,658

Securities Lending

Securities lending transactions are entered into by Optimum International Fund under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of

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Notes to financial statements

Optimum Fund Trust

6. Offsetting (continued)

an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (See also Note 7).

As of Sept. 30, 2019, the following table is a summary of Optimum International Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

			Fair value of
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Exposure(b)

The Bank of New York Mellon	$22,237,961	$12,004,882	$10,233,079	$44,475,922

(a)The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of Sept. 30, 2019.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

Each Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities as disclosed on the “Schedules of investments.” Securities purchased with cash collateral are valued at the market value. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount a Fund would be required to return to the borrowers of the securities and that Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2019, Optimum Fixed Income Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund had no securities on loan.

The following table reflects a breakdown of transactions in securities lending collateral accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of Sept. 30, 2019 for Optimum International Fund:

Securities Lending Transactions	Overnight and Continuous	Under 30 days	Between 30 and 90 days	Over 90 days	Total
Certificates of Deposit, and Repurchase Agreements.	$13,283,562	$—	$—	$—	$13,283,562

At Sept. 30, 2019, the value of securities on loan for Optimum International Fund was $22,237,961, for which the Fund received cash collateral of $13,254,526 and non-cash collateral with a fair value of $10,233,079. At Sept. 30, 2019, the value of invested collateral was $13,283,562. Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

8. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Optimum Fixed Income Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Optimum Fixed Income Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature

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Notes to financial statements

Optimum Fund Trust

8. Credit and Market Risk (continued)

of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Optimum Fixed Income Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Optimum Fixed Income Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Optimum Small-Mid Cap Growth Fund and Optimum Small-Mid Cap Value Fund invest a significant portion of their assets in small- and mid-sized companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2019. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invests in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, and Optimum Small-Mid Cap Growth Fund invested in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short-term.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended (1933 Act), and other securities which may not be readily marketable. The Funds may also invest in securities exempt from registration under Section 4(a)(2) of the 1933 Act, which exempts from registration transactions by an issuer not involving any public offering. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Trust’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A, 4(a)(2) and restricted securities have been identified on the “Schedules of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. General Motors Term Loan Litigation

Optimum Fixed Income Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. Because it was believed that the Fund was a secured creditor, the Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon a US Court of Appeals ruling, the Motors Liquidation Company Avoidance Action Trust sought to recover such amounts arguing that the Fund was an unsecured creditor and, as an unsecured creditor, the Fund should not have received payment in full. Based on available information related to the litigation and the Fund’s potential exposure, the Fund previously recorded a contingent liability of $1,385,788 and an asset of $415,736 based on the potential recoveries by the estate that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

During the period, the plaintiff and the term loan lenders, which included the Fund, reached an agreement in principle that resolved the disputes. The parties agreed to terms of a settlement agreement and presented the settlement agreement to the court for approval at a hearing on June 12, 2019. The court approved the settlement documentation and dismissed the case on July 2, 2019. The court’s approval of the settlement and dismissal of the case with prejudice became final on July 16, 2019.

The contingent liability and other asset were removed in connection with the case being settled, which resulted in the Fund recognizing a gain in the amount of the liability reversed.

11. Recent Accounting Pronouncements

In August 2018, the FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2019, that would require recognition or disclosure in the Funds’ financial statements.

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 18-19, 2019

At a meeting held Sept. 18-19, 2019 (the “September Meeting”), the Board of Trustees (the “Board” or “Trustees”), including a majority of the non-interested or Independent Trustees, approved: (i) the renewal of the Investment Management Agreement between Delaware Management Company (“DMC” or “Management”) and Optimum Fund Trust (the “Trust”), on behalf of each of the six separate series within the Trust (each, a “Fund” or collectively, the “Funds”); and (ii) the continuation of Sub-Advisory Agreements for certain of the existing sub-advisers of all the Funds, as described in more detail below.1

In reaching such decisions, the Board took into account information furnished and discussed throughout the year at quarterly Board meetings, as well as information furnished specifically for the renewal reviews conducted at the September Meeting. Information furnished at Board meetings throughout the year included an analysis by DMC (with the assistance of its consultant, LPL Financial LLC (“LPL”)) of the investment performance of each Fund and its sub-adviser(s), presentations given to the Board by portfolios managers from DMC and each sub-adviser on a rotating basis, and compliance reports and related certifications furnished in regards to DMC and each sub-adviser. Material furnished specifically in connection with the renewals included: a memorandum from DMC discussing and analyzing the performance of each Fund and its respective sub-adviser(s); information on the fees charged by DMC and each sub-adviser showing their competitiveness with those charged by them to other comparable investment companies or accounts; copies of the Investment Management and Sub-Advisory Agreements; a “due diligence” report describing various material items in relation to the personnel, organization and policies of DMC and the sub-advisers; and information on the fees received and other benefits realized by DMC (and its affiliates) and the sub-advisers in performing services for the Funds, as well as the revenues and expenses incurred by DMC and its affiliates in performing such services. Information furnished specifically in connection with the renewal process also included a report for each Fund prepared by Lipper Inc., an independent third-party analyst and subsidiary of Broadridge Inc. (“Lipper”), comparing, among other things, each Fund’s investment performance and various expenses with those of other mutual funds deemed comparable by Lipper (“Lipper Report”).
In considering such materials, the Independent Trustees received assistance and advice from and met separately with their independent legal counsel (both prior to and at the September Meeting). In this regard, the Independent Trustees reviewed with independent legal counsel their duties and obligations in connection with the renewal of investment management and other agreements with DMC, its affiliates and the sub-advisers and discussed, in detail, the matters related to such approvals. The materials prepared by Management specifically in connection with the approval of the Investment Management Agreement and the related Sub-Advisory Agreements were provided to the Independent Trustees in advance of the September Meeting. While the Investment Management Agreement and related Sub-Advisory Agreements for all Funds were considered at the September Meeting, the Board dealt with each Fund separately. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decisions. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, Extent, and Quality of Services. Following discussions in this regard, the Trustees were satisfied with the nature, extent, and quality of the services provided by DMC and its affiliates to each of the Funds. The Board’s view was based upon factors such as the background and experience of the executives and other Management personnel involved in the Funds’ operations, the quality and thoroughness of the monitoring of each Fund’s investment performance, reports furnished by DMC as to adherence with various compliance and procedural matters, such as the Code of Ethics and fair value pricing, the monitoring of various service providers to the Funds, and DMC’s success in obtaining meaningful information on a timely basis from each of the Fund’s sub-advisers. Particular attention was given to the analysis of sub-adviser performance for each Fund, including the complementary nature of investment strategies employed by the sub-advisers (and DMC with respect to the Optimum Fixed Income Fund) to each of the Funds.

The nature of the services provided by the existing sub-advisers to each Fund was considered primarily in respect to the investment performance of the Funds as described further in the “Investment Performance” section below. The Board also considered the adherence by each sub-adviser

1The Sub-Advisory Agreements between each of Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited, and DMC, on behalf of the Optimum Fixed Income Fund, were not subject to renewal at the September Meeting.

(and DMC with respect to the Optimum Fixed Income Fund) with the investment policies and restrictions of the Funds advised, as well as their adherence to various compliance and other procedures based on presentations made by the sub-advisers’ portfolio managers (and DMC’s portfolio managers with respect to the Optimum Fixed Income Fund) and reports of Management’s discussions with the sub-advisers, as well as certificates and materials furnished in connection with Board meetings and the contract renewals. Based upon these considerations, the Board was satisfied with the nature, extent and quality of the overall services to be provided by the existing sub-advisers to each Fund, as applicable, and its shareholders and was confident in the abilities of the existing sub-advisers and DMC to provide quality services to the Funds and their shareholders.

Investment Performance. The Board placed significant emphasis on the investment performance of each Fund. While consideration was given to performance reports and discussions held throughout the year (including a detailed discussion of the investment performance of each Fund and its sub-advisers contained in a memorandum from DMC provided to the Board prior to the September Meeting), particular attention in assessing performance was given to the Lipper Reports furnished in connection with the contract renewals. The Lipper Reports prepared for each individual Fund showed the annualized total return investment performance of its Institutional Class shares in comparison with a Performance Universe selected by Lipper for the one-year period ended June 30, 2019, as well as the three-, five-, and 10-year periods ended on that date. In addition, the Board was provided with benchmark returns and gross performance returns for the Funds and each of their respective sub-advisers for various calendar years and periods ended June 30, 2019. The Trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a Fund, and reviewed rolling six-month cumulative excess returns (relative to the applicable benchmark) for the Funds and each of their respective sub-advisers, as part of their evaluation of investment performance. The following summarizes the performance results for each Fund and the Board’s view of such performance.

Optimum Fixed Income Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second lowest performing quintile of its Performance Universe for the one-year period, and on an annualized basis in the middle performing quintile of its Performance Universe for the three-year and 10-year periods, and in the second lowest performing quintile of its Performance Universe for the five-year period. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one-year, three-year, five-year, 10-year, and since inception periods ended June 30, 2019. The Board discussed with Management the reasons for the Fund’s relative underperformance versus the Fund’s Lipper Performance Universe for the one- and five-year periods and noted that part of the underperformance during the periods was due to the Fund having a dedicated low duration sleeve. It was then noted that the Board had recently approved the elimination of the Fund’s dedicated low duration sleeve per Management’s recommendation. Given this change in portfolio positioning and given that the Fund had consistently outperformed its benchmark on a gross basis, the Trustees found the overall comparative performance results of the Fund to be acceptable.

Optimum International Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional international multi-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the highest performing quintile of its Performance Universe for the three-year and five-year periods, and to be in the middle quintile of its Performance Universe for the one-year and 10-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the three-year, five-year, 10-year, and since inception periods ended June 30, 2019. The Trustees found the overall comparative performance results of the Fund to be satisfactory.

Optimum Large Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance on an annualized basis to be in the middle performing quintile of its Performance Universe for the one-year period, and to be in the second highest performing quintile of its Performance Universe for the three-year, five-year, and 10-year periods. It was also noted that the Fund had outperformed its benchmark on a gross performance basis for the one-year, three-year, five-year, 10-year, and since inception periods ended June 30, 2019. The Trustees found the overall comparative performance results of the Fund to be satisfactory.

Optimum Large Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional large-cap value funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the second highest performing quintile of its Performance Universe for the one-year period, and on an annualized basis to be in the second lowest performing quintile of its Performance Universe for the three-year, five-year, and 10-year periods. The Trustees discussed with Management the reasons for the relative underperformance for the Fund over certain time periods and the steps taken to improve such performance. In particular, it was noted that Rothschild Asset Management Inc. (“Rothschild”) had been appointed as a sub-adviser to the Fund to replace Herndon Capital Management LLC in October 2016. The Board noted that performance had improved from 2018 to 2019 for the one-year, three-year, and five-year time

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Other Fund information

(Unaudited)

Optimum Fund Trust

Board Consideration of Optimum Fund Trust Investment Management and Sub-Advisory Agreements at Meeting Held September 18-19, 2019 (continued)

periods and noted that the addition of Rothschild as a sub-adviser to the Fund has continued to improve recent Fund performance. In addition, the Board noted that the Fund had outperformed its benchmark on a gross performance basis for the one-year, three-year, and since inception periods ended June 30, 2019. Although the Board was not wholly satisfied with the comparative performance results of the Fund over certain time periods and will continue to closely monitor future performance, the Board was satisfied with the appointment of Rothschild as a sub-adviser to the Fund and the Fund’s improved recent performance after such appointment.

Optimum Small-Mid Cap Growth Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the lowest performing quintile of its Performance Universe for the one-year and five-year periods, and on an annualized basis to be in the second highest performing quintile of its Performance Universe for the three-year period, and in the second lowest performing quintile of its Performance Universe for the 10-year period. The Trustees discussed with Management the reasons for the Fund’s relative underperformance over certain time periods and the steps taken to improve such performance. In particular, the Trustees and Management discussed the appointment in early 2016 of Columbus Circle Investors (“CCI”) and Peregrine Capital Management, Inc. (“Peregrine”) as sub-advisers to the Fund to replace the Fund’s two prior sub-advisers. The Trustees noted that the Fund’s comparative performance results had improved for the three-year period that coincides with CCI and Peregrine’s appointment as sub-advisers to the Fund. In addition, the Board noted that the Fund had outperformed its benchmark on a gross basis for the three-year period ended June 30, 2019. Although the Trustees were not wholly satisfied with the historical comparative performance of the Fund and will continue to closely monitor future performance, the Board believed that Management has taken appropriate actions to improve performance, noting the appointments of CCI and Peregrine as sub-advisers to the Fund and their positive contributions to the Fund’s performance over the three years since they were appointed to the Fund.

Optimum Small-Mid Cap Value Fund — The Lipper Performance Universe for this Fund consisted of the Fund and all retail and institutional small-cap core funds as selected by Lipper. The Lipper Report showed the Fund’s investment performance to be in the middle performing quintile of its Performance Universe for the one-year period, and on an annualized basis to be in the lowest performing quintile of its Performance Universe for the three, five, and 10-year periods. The Trustees discussed with Management the reasons for the Fund’s relative underperformance over longer-term periods and the steps previously taken in an effort to improve such performance. In particular, the Trustees and Management noted the appointment in early 2016 of LSV Asset Management (“LSV”) as a sub-adviser to the Fund to replace two of the Fund’s prior sub-advisers. Although relative longer-term performance was not satisfactory, the Board was encouraged that the Fund’s performance for the one-year period had improved as compared to the prior year and helped validate the current pairing of investment strategies between LSV and Westwood Management Corp. as sub-advisers to the Fund. Although the Board was not satisfied with the historical comparative performance for the Fund, the Board believed that Management had taken prior appropriate actions to improve performance, noting the appointment of LSV as a sub-adviser to the Fund and improved performance during certain recent periods, but will continue to closely monitor future performance.

Comparative Expenses. In considering the appropriateness of the investment management fees charged to the Funds, the Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and to be provided, by DMC and each sub-adviser, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each sub-adviser and are not additional fees borne by the Funds. The Board also noted that the sub-advisory fees paid, and to be paid, by DMC to each sub-adviser were the product of arms-length negotiations between DMC and each sub-adviser, and the Board considered the allocation of the investment management fees charged to the Funds between DMC and each sub-adviser in light of the nature, extent and quality of the investment management services provided, and to be provided by, DMC and each sub-adviser. The Trustees considered various other products, portfolios and entities that are advised by DMC and each sub-adviser, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts of interest.

Attention was also given to a comparative analysis of each Fund’s Institutional Class share expenses, including investment management fees, in comparison to a group of other multi-advised institutional funds constituting its Lipper Expense Group. Lipper expense data is based upon information for the twelve months covered by each Fund’s most recent annual report which reflects historical asset levels which may be different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitations and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Trustees believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. The Lipper Report rankings showed the actual total expenses (taking into account expense waivers) of each Fund to be the highest in its respective Lipper Expense Group (except for the Optimum International Fund and Optimum Fixed Income Fund, which were in the second highest expense quintile). The Lipper Report rankings also showed that actual investment management fees (taking into account expense waivers) of each Fund to generally be ranked more favorably than the Funds’ actual total expenses. In particular, the actual investment management fees for: the Optimum International Fund were in the second lowest expense quintile of its Lipper Expense Group, the Optimum Fixed Income Fund were in the middle expense quintile of its Lipper Expense Group, and the Optimum Large Cap Growth Fund and Optimum Large Cap Value Fund were in the second highest expense quintile of their respective Lipper Expense Groups. The Lipper Report also provided information on the actual total expenses (taking into account expense waivers) for each Fund versus a broader Lipper Expense Universe. This portion of the Lipper Report showed that the Funds’ actual total expense percentile rankings versus the Lipper Expense Universe generally improved as compared to the Funds’ rankings versus the Lipper Expense Group on a relative basis. The Board also noted the favorable impact of the Fee Restructuring (as defined below) on the Funds’ actual total expense ratios.

The Trustees noted that DMC, since inception, had waived fees to the extent necessary to keep expenses of each Fund from exceeding a designated percentage of the applicable Fund’s average daily net assets, and that the Trustees had also previously discussed in detail the current cap on expenses in effect for each Fund through July 29, 2020. The Trustees also noted that Management had in recent years agreed to various restructurings and overall reductions in fees charged to the Funds through several mechanisms, including a fee restructuring with regard to the investment management, administration and transfer agency fee schedules for each of the Funds to reduce the Funds’ total expenses going forward that became effective April 1, 2017 (the “Fee Restructuring”).

While intending to continuously monitor the fee structure of each Fund, the Trustees found the expense structure of each Fund to be acceptable in view of the nature and structure of Fund operations, and Management’s cap on expenses, and taking into account the aforementioned fee restructurings.

DMC’s Profitability; Economies of Scale. Based on the asset size of each Fund and the reimbursement and/or waiver of expenses by DMC, as well as other profitability information furnished to them by DMC, the Trustees did not believe that the level of profit being realized by DMC and its affiliates from services provided to any of the Funds was excessive. Trustees were also given the information made available by the sub-advisers on profits being realized by sub-advisers in relation to the services being provided to the Funds or in relation to the sub-advisers’ overall investment advisory business, but believed such information to be of limited relevance since the fees paid to the sub-advisers were the product of arms-length negotiations between DMC and each sub-adviser and are paid by DMC and not the Funds. The Board also took into account Management’s expenditures in improving shareholder services provided to the Funds, as well as the need to meet regulatory and compliance requirements resulting from recent U.S. Securities and Exchange Commission and other regulatory requirements. The Board was also provided with information on potential fall-out benefits derived or to be derived by DMC and its affiliates or the sub-advisers in connection with their relationship to the Funds, such as the fees received for non-investment management services provided to the Funds by certain affiliates of DMC, soft dollar arrangements, and commissions paid to affiliated broker-dealers. The Trustees recognized that as the Funds get larger at some point, economies of scale may result in DMC realizing a larger profit margin on management services provided to a Fund. The Trustees also noted that economies of scale are shared with a Fund and its shareholders through investment management fee breakpoints so that as a Fund grows in size, its effective investment management fee rate declines.

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About the organization

This semiannual report is for the information of Optimum Fund Trust shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Optimum Fund Trust and the fact sheet for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Robert Pettman

Executive Vice President, Product and Platform Management — LPL Financial LLC

Brett Wright

Co-Head of Client Group — Macquarie Investment Management

Robert J. Christian

Private Investor

Durant Adams Hunter

Managing Partner — Ridgeway Partners

Pamela J. Moret

Private Investor

Stephen P. Mullin

President — Econsult Solutions, Inc.

Robert A. Rudell

Private Investor

Jon Socolofsky

President — H&S Enterprises of Minocqua, LLC

Susan M. Stalnecker

Senior Advisor — Boston Consulting Group

Affiliated officers

David F. Connor

Senior Vice President, General Counsel, and Secretary Optimum Fund Trust Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer Optimum Fund Trust Philadelphia, PA

Richard Salus

Senior Vice President and Chief Financial Officer Optimum Fund Trust Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series of Macquarie Investment Management Business Trust, Philadelphia, PA

National distributor

Delaware Distributors, L.P. Philadelphia, PA

Shareholder servicing, dividend disbursing, and transfer agent

Delaware Investments Fund Services Company 2005 Market Street Philadelphia, PA 19103-7094

For shareholders, securities dealers and financial institutions representatives only

800 914-0278

Website

optimummutualfunds.com

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 914-0278; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-Q or Form N-PORT are available without charge on the Funds’ website at optimummutualfunds.com/literature. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at optimummutualfunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

OPTIMUM FUND TRUST

BRETT W. WRIGHT
By:	Brett W. Wright
Title:	President and Chief Executive Officer
Date:	December 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BRETT W. WRIGHT
By:	Brett W. Wright
Date:	December 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 4, 2019